1
Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.4%
X –
CORPORATE DEBT - 42.4%
Financials - 14.8%
$ 18 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
1.750% 1/30/26 $ 16,771
18 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
2.450% 10/29/26 16,631
5 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
4.625% 10/15/27 4,826
1 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.000% 10/29/28 892
50 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
6.150% 9/30/30 50,729
8 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.300% 1/30/32 6,679
4 Aetna Inc 4.500% 5/15/42 3,292
10 Aetna Inc 4.750% 3/15/44 8,304
2 Affiliated Managers Group Inc 3.500% 8/01/25 1,944
10 Affiliated Managers Group Inc 3.300% 6/15/30 8,716
1 Air Lease Corp 1.875% 8/15/26 916
7 Air Lease Corp 2.200% 1/15/27 6,380
8 Air Lease Corp 3.625% 4/01/27 7,463
22 Air Lease Corp 3.250% 10/01/29 19,521
10 Air Lease Corp 3.000% 2/01/30 8,666
5 Alexandria Real Estate Equities
Inc
1.875% 2/01/33 3,673
23 Alexandria Real Estate Equities
Inc
3.550% 3/15/52 15,052
50 Allstate Corp/The 5.250% 3/30/33 48,803
20 Ally Financial Inc 7.100% 11/15/27 20,653
18 Ally Financial Inc 2.200% 11/02/28 15,226
11 Ally Financial Inc 8.000% 11/01/31 11,909
30 American Express Co 5.098% 2/16/28 29,662
13 American Homes 4 Rent LP 3.625% 4/15/32 11,119
50 American International Group
Inc
4.750% 4/01/48 43,452
9 Aon Corp 2.800% 5/15/30 7,750
1 Aon Corp / Aon Global
Holdings PLC
2.600% 12/02/31 816
100 Aon Corp / Aon Global
Holdings PLC
5.350% 2/28/33 97,268
5 Ares Capital Corp 3.875% 1/15/26 4,814
30 Ares Capital Corp 7.000% 1/15/27 30,535
30 Arthur J Gallagher & Co 6.750% 2/15/54 32,304
7 Assurant Inc 3.700% 2/22/30 6,144
10 Assurant Inc 2.650% 1/15/32 7,999
1 Athene Holding Ltd 6.150% 4/03/30 1,018
30 Athene Holding Ltd 6.250% 4/01/54 29,160
7 AXIS Specialty Finance PLC 4.000% 12/06/27 6,630
64 Banco Santander SA 2.749% 12/03/30 52,077
34 Bank of America Corp 4.948% 7/22/28 33,354
120 Bank of America Corp 5.015% 7/22/33 114,561
100 Bank of America Corp 5.872% 9/15/34 100,182
10 Bank of Montreal 5.920% 9/25/25 10,048
40 Bank of New York Mellon Corp/
The
4.947% 4/26/27 39,586
47 Bank of Nova Scotia/The 3.625% 10/27/81 37,401
11 BankUnited Inc 5.125% 6/11/30 9,912

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
2
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 3 Barclays PLC 2.852% 5/07/26 $ 2,907
3 Barclays PLC 5.200% 5/12/26 2,944
70 Barclays PLC 5.501% 8/09/28 69,000
3 Barclays PLC 5.088% 6/20/30 2,829
4 Barclays PLC 2.667% 3/10/32 3,242
14 Barclays PLC 2.894% 11/24/32 11,349
4 Barclays PLC 3.811% 3/10/42 2,973
14 Blackstone Private Credit Fund 2.625% 12/15/26 12,710
16 Blackstone Secured Lending
Fund
2.125% 2/15/27 14,329
18 Blue Owl Capital Corp 4.250% 1/15/26 17,393
1 Blue Owl Capital Corp 2.625% 1/15/27 909
14 Blue Owl Credit Income Corp 4.700% 2/08/27 13,230
5 Boston Properties LP 3.400% 6/21/29 4,376
14 Brighthouse Financial Inc 5.625% 5/15/30 13,823
24 Brown & Brown Inc 2.375% 3/15/31 19,348
30 Canadian Imperial Bank of
Commerce
5.001% 4/28/28 29,398
4 Capital One Financial Corp 4.250% 4/30/25 3,940
6 Capital One Financial Corp 1.878% 11/02/27 5,442
44 Capital One Financial Corp 3.800% 1/31/28 41,226
21 Capital One Financial Corp 4.927% 5/10/28 20,496
7 Capital One Financial Corp 3.273% 3/01/30 6,180
46 Capital One Financial Corp 2.359% 7/29/32 34,897
1 Capital One Financial Corp 5.268% 5/10/33 947
50 Charles Schwab Corp/The 5.643% 5/19/29 50,079
36 CI Financial Corp 3.200% 12/17/30 28,660
1 Citigroup Inc 3.070% 2/24/28 933
10 Citigroup Inc 4.658% 5/24/28 9,754
100 Citigroup Inc 4.412% 3/31/31 93,345
60 Citigroup Inc 4.910% 5/24/33 56,310
50 Citigroup Inc 5.827% 2/13/35 48,123
32 Citizens Financial Group Inc 2.500% 2/06/30 26,424
8 CNA Financial Corp 3.900% 5/01/29 7,423
8 CNO Financial Group Inc 5.250% 5/30/29 7,691
20 Cooperatieve Rabobank UA 3.750% 7/21/26 19,094
3 COPT Defense Properties LP 2.900% 12/01/33 2,283
46 Corebridge Financial Inc 3.850% 4/05/29 42,227
8 Deutsche Bank AG/New York
NY
6.119% 7/14/26 7,994
4 Deutsche Bank AG/New York
NY
2.129% 11/24/26 3,764
4 Deutsche Bank AG/New York
NY
2.311% 11/16/27 3,639
1 Deutsche Bank AG/New York
NY
3.547% 9/18/31 860
70 Deutsche Bank AG/New York
NY
7.079% 2/10/34 69,804
7 Discover Financial Services 4.500% 1/30/26 6,823
8 Discover Financial Services 4.100% 2/09/27 7,629
20 Discover Financial Services 7.964% 11/02/34 22,016
1 Elevance Health Inc 2.875% 9/15/29 882
51 Elevance Health Inc 4.100% 5/15/32 46,227
8 Elevance Health Inc 3.125% 5/15/50 5,213
13 Enstar Group Ltd 3.100% 9/01/31 10,376
10 EPR Properties 3.750% 8/15/29 8,682
33 Equitable Holdings Inc 4.350% 4/20/28 31,434
13 Essex Portfolio LP 2.550% 6/15/31 10,538
24 Fairfax Financial Holdings Ltd 4.625% 4/29/30 22,420
11 Federal Realty OP LP 3.500% 6/01/30 9,719
21 Fidelity National Financial Inc 3.400% 6/15/30 18,197

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 2 Fifth Third Bancorp 1.707% 11/01/27 $ 1,808
3 Fifth Third Bancorp 3.950% 3/14/28 2,822
40 Fifth Third Bancorp 6.361% 10/27/28 40,323
11 First American Financial Corp 2.400% 8/15/31 8,502
11 FS KKR Capital Corp 3.250% 7/15/27 9,895
16 GATX Corp 4.550% 11/07/28 15,373
20 GATX Corp 6.050% 3/15/34 19,998
10 Goldman Sachs BDC Inc 2.875% 1/15/26 9,516
6 Goldman Sachs Group Inc/The 1.948% 10/21/27 5,478
80 Goldman Sachs Group Inc/The 4.482% 8/23/28 77,290
4 Goldman Sachs Group Inc/The 2.615% 4/22/32 3,275
16 Goldman Sachs Group Inc/The 2.383% 7/21/32 12,804
81 Goldman Sachs Group Inc/The 6.450% 5/01/36 84,080
13 Golub Capital BDC Inc 2.050% 2/15/27 11,520
12 Hartford Financial Services
Group Inc/The
2.800% 8/19/29 10,532
5 Healthcare Realty Holdings LP 3.100% 2/15/30 4,260
11 Healthpeak OP LLC 2.875% 1/15/31 9,232
10 Hercules Capital Inc 3.375% 1/20/27 9,126
5 Highwoods Realty LP 3.050% 2/15/30 4,132
90 HSBC Holdings PLC 6.547% 6/20/34 91,083
96 HSBC Holdings PLC 6.800% 6/01/38 99,885
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 14,711
12 Huntington Bancshares Inc/OH 2.550% 2/04/30 10,008
8 Jackson Financial Inc 5.170% 6/08/27 7,880
2 Janus Henderson US Holdings
Inc
4.875% 8/01/25 1,974
9 Jefferies Financial Group Inc 4.150% 1/23/30 8,178
6 JPMorgan Chase & Co 1.470% 9/22/27 5,442
10 JPMorgan Chase & Co 6.070% 10/22/27 10,118
10 JPMorgan Chase & Co 2.069% 6/01/29 8,739
4 JPMorgan Chase & Co 3.702% 5/06/30 3,670
6 JPMorgan Chase & Co 2.545% 11/08/32 4,868
12 JPMorgan Chase & Co 4.912% 7/25/33 11,409
170 JPMorgan Chase & Co 5.717% 9/14/33 169,359
12 Kemper Corp 3.800% 2/23/32 9,891
57 KeyCorp 2.550% 10/01/29 47,296
5 Kilroy Realty LP 2.650% 11/15/33 3,575
2 Kimco Realty OP LLC 2.250% 12/01/31 1,566
12 Kimco Realty OP LLC 4.250% 4/01/45 9,147
11 Lazard Group LLC 4.500% 9/19/28 10,472
16 Lincoln National Corp 3.625% 12/12/26 15,220
63 Lloyds Banking Group PLC 4.716% 8/11/26 62,009
11 Main Street Capital Corp 3.000% 7/14/26 10,244
9 Manulife Financial Corp 4.061% 2/24/32 8,518
12 Markel Group Inc 3.350% 9/17/29 10,695
40 MetLife Inc 5.375% 7/15/33 39,703
20 Mitsubishi UFJ Financial Group
Inc
5.017% 7/20/28 19,686
3 Morgan Stanley 4.350% 9/08/26 2,918
2 Morgan Stanley 3.950% 4/23/27 1,915
60 Morgan Stanley 3.622% 4/01/31 53,928
1 Morgan Stanley 4.889% 7/20/33 942
100 Morgan Stanley 5.424% 7/21/34 97,034
50 Morgan Stanley 6.627% 11/01/34 52,759
1 Morgan Stanley 2.484% 9/16/36 771
10 Nasdaq Inc 3.850% 6/30/26 9,653
50 Nasdaq Inc 5.550% 2/15/34 48,903
37 NatWest Group PLC 5.076% 1/27/30 35,749
3 NNN REIT Inc 2.500% 4/15/30 2,517

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
4
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 1 NNN REIT Inc 3.000% 4/15/52 $ 604
4 Nomura Holdings Inc 1.851% 7/16/25 3,806
53 Nomura Holdings Inc 5.386% 7/06/27 52,554
4 Nomura Holdings Inc 2.710% 1/22/29 3,493
2 Nomura Holdings Inc 3.103% 1/16/30 1,733
1 Nomura Holdings Inc 2.679% 7/16/30 834
10 Oaktree Specialty Lending
Corp
2.700% 1/15/27 8,975
7 Old Republic International
Corp
3.875% 8/26/26 6,709
10 ORIX Corp 4.000% 4/13/32 9,058
50 PNC Financial Services Group
Inc/The
6.875% 10/20/34 53,070
13 Prospect Capital Corp 3.437% 10/15/28 11,001
8 Prudential Financial Inc 5.375% 5/15/45 7,914
7 Prudential Financial Inc 5.700% 9/15/48 6,798
1 Prudential Financial Inc 3.700% 10/01/50 855
2 Regency Centers LP 2.950% 9/15/29 1,758
7 Regency Centers LP 4.400% 2/01/47 5,477
24 Regions Financial Corp 1.800% 8/12/28 20,389
10 Reinsurance Group of America
Inc
3.150% 6/15/30 8,725
30 Royal Bank of Canada 5.200% 8/01/28 29,829
10 Sabra Health Care LP 3.200% 12/01/31 8,035
7 Santander Holdings USA Inc 3.244% 10/05/26 6,561
1 Santander Holdings USA Inc 2.490% 1/06/28 906
32 Santander UK Group Holdings
PLC
1.532% 8/21/26 30,150
30 State Street Corp 5.159% 5/18/34 28,992
12 Stifel Financial Corp 4.000% 5/15/30 10,740
60 Sumitomo Mitsui Financial
Group Inc
5.520% 1/13/28 60,108
6 Sun Communities Operating LP 4.200% 4/15/32 5,254
40 Toronto-Dominion Bank/The 5.156% 1/10/28 39,671
50 Truist Financial Corp 7.161% 10/30/29 52,354
5 UDR Inc 3.000% 8/15/31 4,236
17 Unum Group 3.875% 11/05/25 16,424
60 US Bancorp 5.775% 6/12/29 60,119
12 Ventas Realty LP 2.500% 9/01/31 9,633
1 Wells Fargo & Co 3.526% 3/24/28 944
40 Wells Fargo & Co 4.808% 7/25/28 38,976
100 Wells Fargo & Co 5.389% 4/24/34 96,368
100 Wells Fargo & Co 5.557% 7/25/34 97,474
6 Welltower OP LLC 2.800% 6/01/31 5,018
6 Welltower OP LLC 3.850% 6/15/32 5,284
37 Westpac Banking Corp 2.668% 11/15/35 29,891
14 Willis North America Inc 4.500% 9/15/28 13,368
11 WP Carey Inc 2.450% 2/01/32 8,619
Total Financials 4,200,397
Industrial - 12.3%
9 Agilent Technologies Inc 2.750% 9/15/29 7,911
10 Allegion plc 3.500% 10/01/29 9,034
43 Altria Group Inc 5.800% 2/14/39 41,992
1 Altria Group Inc 3.875% 9/16/46 708
5 American Airlines 2016-2 Class
AA Pass Through Trust2020 A
3.200% 6/15/28 4,322
19 American Tower Corp 2.100% 6/15/30 15,503
11 American Tower Corp 4.050% 3/15/32 9,829
1 Amgen Inc 2.300% 2/25/31 825

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 88 Amgen Inc 3.150% 2/21/40 $ 64,211
6 Amgen Inc 5.150% 11/15/41 5,507
1 Amgen Inc 3.000% 1/15/52 633
11 Amgen Inc 4.200% 2/22/52 8,476
11 Amphenol Corp 2.200% 9/15/31 8,883
3 Aptiv PLC 3.100% 12/01/51 1,769
3 Aptiv PLC / Aptiv Corp 3.250% 3/01/32 2,535
10 ArcelorMittal SA 4.250% 7/16/29 9,394
9 AT&T Inc 2.750% 6/01/31 7,532
40 AT&T Inc 5.400% 2/15/34 39,082
67 AT&T Inc 4.850% 3/01/39 59,693
40 AT&T Inc 3.500% 6/01/41 29,660
4 Autodesk Inc 2.400% 12/15/31 3,230
11 AutoNation Inc 3.850% 3/01/32 9,512
13 AutoZone Inc 4.000% 4/15/30 12,027
11 Barrick North America Finance
LLC
5.700% 5/30/41 10,771
11 BAT Capital Corp 4.742% 3/16/32 10,274
8 BAT Capital Corp 4.390% 8/15/37 6,567
30 BAT Capital Corp 7.079% 8/02/43 31,080
2 Becton Dickinson & Co 1.957% 2/11/31 1,599
13 Becton Dickinson & Co 4.685% 12/15/44 11,165
22 Bell Telephone Co of Canada
or Bell Canada
3.650% 8/15/52 15,345
10 Best Buy Co Inc 1.950% 10/01/30 8,096
24 Biogen Inc 5.200% 9/15/45 21,517
45 Boeing Co/The 5.705% 5/01/40 40,855
8 BorgWarner Inc 4.375% 3/15/45 6,279
7 Boston Scientific Corp 4.550% 3/01/39 6,284
64 (b) Broadcom Inc 3.187% 11/15/36 49,075
17 Broadridge Financial Solutions
Inc
2.600% 5/01/31 13,911
6 Brunswick Corp/DE 4.400% 9/15/32 5,275
11 Campbell Soup Co 2.375% 4/24/30 9,253
1 Canadian Natural Resources
Ltd
2.950% 7/15/30 859
5 Canadian Natural Resources
Ltd
5.850% 2/01/35 4,885
2 Canadian Natural Resources
Ltd
6.750% 2/01/39 2,078
8 Canadian Pacific Railway Co 2.450% 12/02/31 7,085
3 Canadian Pacific Railway Co 4.800% 8/01/45 2,620
14 Canadian Pacific Railway Co 4.700% 5/01/48 11,775
10 Cardinal Health Inc 4.500% 11/15/44 8,127
4 Carlisle Cos Inc 2.200% 3/01/32 3,156
5 Carrier Global Corp 2.722% 2/15/30 4,314
6 Carrier Global Corp 3.577% 4/05/50 4,236
9 Cencora Inc 2.700% 3/15/31 7,538
5 Cenovus Energy Inc 5.250% 6/15/37 4,568
10 CF Industries Inc 5.375% 3/15/44 8,953
18 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.375% 4/01/38 14,913
1 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
3.500% 3/01/42 633

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
6
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 74 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.375% 5/01/47 $ 56,572
1 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.250% 4/01/53 751
2 Choice Hotels International Inc 3.700% 1/15/31 1,710
10 Church & Dwight Co Inc 2.300% 12/15/31 8,091
33 Cigna Group/The 4.900% 12/15/48 28,342
5 Clorox Co/The 4.400% 5/01/29 4,802
11 Conagra Brands Inc 5.300% 11/01/38 10,075
16 Constellation Brands Inc 4.750% 5/09/32 15,118
10 Constellation Brands Inc 5.250% 11/15/48 9,039
10 Corning Inc 3.900% 11/15/49 7,412
36 Crown Castle Inc 2.500% 7/15/31 29,048
31 CSX Corp 4.100% 11/15/32 28,421
49 CVS Health Corp 4.875% 7/20/35 45,017
18 CVS Health Corp 4.780% 3/25/38 15,849
19 Dell International LLC / EMC
Corp
6.200% 7/15/30 19,552
7 Dell International LLC / EMC
Corp
8.350% 7/15/46 8,676
2 Dell International LLC / EMC
Corp
3.450% 12/15/51 1,316
9 Devon Energy Corp 5.600% 7/15/41 8,323
5 Diamondback Energy Inc 3.125% 3/24/31 4,331
16 Diamondback Energy Inc 4.250% 3/15/52 12,286
20 Dick's Sporting Goods Inc 3.150% 1/15/32 16,500
61 Discovery Communications LLC 4.000% 9/15/55 38,258
7 Dollar General Corp 4.125% 4/03/50 5,160
11 Dollar Tree Inc 3.375% 12/01/51 6,905
10 Dover Corp 2.950% 11/04/29 8,841
22 Dow Chemical Co/The 4.250% 10/01/34 19,726
8 Dow Chemical Co/The 5.250% 11/15/41 7,255
25 DuPont de Nemours Inc 5.319% 11/15/38 23,697
16 Eastman Chemical Co 4.800% 9/01/42 13,504
14 eBay Inc 2.600% 5/10/31 11,702
20 Energy Transfer LP 6.550% 12/01/33 20,839
22 Energy Transfer LP 5.800% 6/15/38 21,075
22 Energy Transfer LP 5.000% 5/15/44 18,461
7 Equifax Inc 2.600% 12/15/25 6,657
22 Equifax Inc 2.350% 9/15/31 17,649
3 Equinix Inc 2.500% 5/15/31 2,446
17 Equinix Inc 3.900% 4/15/32 15,035
14 Expedia Group Inc 3.250% 2/15/30 12,349
3 Expedia Group Inc 2.950% 3/15/31 2,556
20 FactSet Research Systems Inc 3.450% 3/01/32 16,966
17 FedEx Corp 3.100% 8/05/29 15,271
6 FedEx Corp 3.900% 2/01/35 5,178
14 FedEx Corp 4.050% 2/15/48 10,472
31 Fidelity National Information
Services Inc
1.650% 3/01/28 26,933
37 Fiserv Inc 2.250% 6/01/27 33,619
50 Fiserv Inc 5.625% 8/21/33 49,627
11 Fortune Brands Innovations Inc 3.250% 9/15/29 9,812
20 Fox Corp 6.500% 10/13/33 20,536
11 Freeport-McMoRan Inc 4.250% 3/01/30 10,165
7 GE Capital Funding LLC 4.550% 5/15/32 6,589
1 General Electric Co 4.350% 5/01/50 818

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 12 General Mills Inc 4.550% 4/17/38 $ 10,397
32 General Motors Co 6.600% 4/01/36 32,927
10 General Motors Financial Co
Inc
3.100% 1/12/32 8,246
12 Genuine Parts Co 2.750% 2/01/32 9,761
17 Gilead Sciences Inc 4.000% 9/01/36 14,596
9 Gilead Sciences Inc 4.750% 3/01/46 7,800
20 Gilead Sciences Inc 5.550% 10/15/53 19,411
6 Global Payments Inc 4.950% 8/15/27 5,880
6 Global Payments Inc 4.450% 6/01/28 5,723
5 Global Payments Inc 2.900% 5/15/30 4,261
1 Global Payments Inc 2.900% 11/15/31 821
9 Halliburton Co 4.500% 11/15/41 7,630
8 Halliburton Co 4.750% 8/01/43 6,947
10 Hasbro Inc 3.900% 11/19/29 9,106
28 HCA Inc 4.125% 6/15/29 26,017
20 HCA Inc 4.375% 3/15/42 15,980
10 HCA Inc 3.500% 7/15/51 6,489
4 Hewlett Packard Enterprise Co 6.200% 10/15/35 4,119
10 Huntsman International LLC 2.950% 6/15/31 8,098
12 Ingredion Inc 2.900% 6/01/30 10,363
8 International Paper Co 4.800% 6/15/44 6,846
7 International Paper Co 4.400% 8/15/47 5,597
6 J M Smucker Co/The 2.125% 3/15/32 4,746
16 J M Smucker Co/The 4.250% 3/15/35 14,063
16 Jabil Inc 3.600% 1/15/30 14,160
12 Johnson Controls International
plc
4.950% 7/02/64 10,025
14 Kellanova 2.100% 6/01/30 11,629
15 Keurig Dr Pepper Inc 3.200% 5/01/30 13,283
13 Keurig Dr Pepper Inc 4.500% 4/15/52 10,584
41 Kinder Morgan Energy Partners
LP
6.375% 3/01/41 40,641
1 Kinder Morgan Inc 3.600% 2/15/51 667
6 Kraft Heinz Foods Co 4.250% 3/01/31 5,599
24 Kraft Heinz Foods Co 5.500% 6/01/50 22,475
3 Kroger Co/The 2.200% 5/01/30 2,497
1 Kroger Co/The 1.700% 1/15/31 787
4 Kroger Co/The 5.400% 1/15/49 3,727
5 L3Harris Technologies Inc 2.900% 12/15/29 4,360
8 L3Harris Technologies Inc 1.800% 1/15/31 6,326
10 Laboratory Corp of America
Holdings
2.700% 6/01/31 8,350
2 Lear Corp 3.500% 5/30/30 1,764
10 Lear Corp 2.600% 1/15/32 7,976
2 Leggett & Platt Inc 3.500% 11/15/51 1,267
5 Leidos Inc 2.300% 2/15/31 4,033
10 Lowe's Cos Inc 4.500% 4/15/30 9,565
9 Lowe's Cos Inc 4.050% 5/03/47 6,838
31 Lowe's Cos Inc 4.250% 4/01/52 23,964
19 LYB International Finance BV 5.250% 7/15/43 16,916
11 Marathon Petroleum Corp 6.500% 3/01/41 11,409
5 Marriott International Inc/MD 4.500% 10/01/34 4,449
6 Martin Marietta Materials Inc 2.500% 3/15/30 5,117
3 Martin Marietta Materials Inc 2.400% 7/15/31 2,441
1 Martin Marietta Materials Inc 3.200% 7/15/51 659
14 Masco Corp 2.000% 2/15/31 11,162
30 Mastercard Inc 4.875% 3/09/28 29,845
13 McCormick & Co Inc/MD 1.850% 2/15/31 10,328
45 McDonald's Corp 4.700% 12/09/35 41,937

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
8
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 13 MDC Holdings Inc 3.966% 8/06/61 $ 10,766
8 Molson Coors Beverage Co 4.200% 7/15/46 6,272
16 Mondelez International Inc 3.000% 3/17/32 13,481
5 Mondelez International Inc 1.875% 10/15/32 3,864
7 Moody's Corp 3.250% 1/15/28 6,556
35 Moody's Corp 2.000% 8/19/31 27,814
4 Motorola Solutions Inc 2.300% 11/15/30 3,290
21 Motorola Solutions Inc 2.750% 5/24/31 17,447
42 MPLX LP 4.500% 4/15/38 35,893
31 National Fuel Gas Co 5.500% 1/15/26 30,768
3 NetApp Inc 2.700% 6/22/30 2,544
20 Newmont Corp 5.875% 4/01/35 20,226
6 Norfolk Southern Corp 3.000% 3/15/32 5,068
11 Norfolk Southern Corp 4.800% 8/15/43 9,364
18 Norfolk Southern Corp 3.700% 3/15/53 12,671
9 Northrop Grumman Corp 4.400% 5/01/30 8,565
20 Northrop Grumman Corp 5.200% 6/01/54 18,372
12 Nutrien Ltd 5.625% 12/01/40 11,359
16 NXP BV / NXP Funding LLC /
NXP USA Inc
2.500% 5/11/31 13,061
8 NXP BV / NXP Funding LLC /
NXP USA Inc
2.650% 2/15/32 6,471
6 NXP BV / NXP Funding LLC /
NXP USA Inc
3.250% 11/30/51 3,824
13 ONEOK Inc 5.150% 10/15/43 11,393
19 ONEOK Partners LP 6.125% 2/01/41 18,614
20 Oracle Corp 2.875% 3/25/31 16,901
27 Oracle Corp 3.800% 11/15/37 21,626
96 Oracle Corp 3.650% 3/25/41 71,536
24 Orange SA 5.375% 1/13/42 22,604
4 Owens Corning 4.300% 7/15/47 3,127
3 Packaging Corp of America 3.050% 10/01/51 1,899
8 Paramount Global 4.950% 1/15/31 7,050
24 Paramount Global 4.900% 8/15/44 16,810
14 Parker-Hannifin Corp 4.450% 11/21/44 11,690
16 Phillips 66 4.650% 11/15/34 14,639
5 Phillips 66 5.875% 5/01/42 4,993
16 Phillips 66 3.300% 3/15/52 10,378
5 Phillips 66 Co 3.150% 12/15/29 4,440
23 Plains All American Pipeline LP
/ PAA Finance Corp
3.800% 9/15/30 20,612
30 Quanta Services Inc 2.350% 1/15/32 23,670
11 Quest Diagnostics Inc 2.800% 6/30/31 9,187
14 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 11,177
9 RELX Capital Inc 3.000% 5/22/30 7,920
5 Republic Services Inc 1.750% 2/15/32 3,851
13 Revvity Inc 2.550% 3/15/31 10,676
33 Rogers Communications Inc 5.000% 3/15/44 28,530
11 Rogers Communications Inc 4.550% 3/15/52 8,700
1 Roper Technologies Inc 2.950% 9/15/29 881
10 Roper Technologies Inc 2.000% 6/30/30 8,177
18 Royalty Pharma PLC 2.150% 9/02/31 14,108
14 RPM International Inc 4.250% 1/15/48 10,901
3 RTX Corp 1.900% 9/01/31 2,353
1 RTX Corp 3.030% 3/15/52 622
50 RTX Corp 6.400% 3/15/54 53,626
6 Sherwin-Williams Co/The 2.200% 3/15/32 4,766
10 Sherwin-Williams Co/The 4.000% 12/15/42 7,845
11 Sonoco Products Co 2.850% 2/01/32 9,049
7 Southern Copper Corp 5.250% 11/08/42 6,384

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 40 Spectra Energy Partners LP 4.500% 3/15/45 $ 31,991
9 Starbucks Corp 3.550% 8/15/29 8,315
2 Starbucks Corp 3.000% 2/14/32 1,699
21 Starbucks Corp 3.350% 3/12/50 14,071
6 Steel Dynamics Inc 3.450% 4/15/30 5,369
16 Stryker Corp 4.100% 4/01/43 12,968
24 Suncor Energy Inc 4.000% 11/15/47 17,527
3 Sysco Corp 5.950% 4/01/30 3,066
15 Sysco Corp 3.150% 12/14/51 9,547
12 Tapestry Inc 3.050% 3/15/32 9,531
10 Teck Resources Ltd 6.000% 8/15/40 9,615
5 Teledyne FLIR LLC 2.500% 8/01/30 4,164
9 TELUS Corp 4.300% 6/15/49 6,950
5 Textron Inc 3.000% 6/01/30 4,310
28 Time Warner Cable LLC 5.500% 9/01/41 22,289
1 T-Mobile USA Inc 2.250% 11/15/31 797
80 T-Mobile USA Inc 3.400% 10/15/52 52,856
10 T-Mobile USA Inc 6.000% 6/15/54 10,063
4 Trane Technologies Global
Holding Co Ltd
5.750% 6/15/43 3,980
16 TransCanada PipeLines Ltd 4.100% 4/15/30 14,747
19 TransCanada PipeLines Ltd 5.100% 3/15/49 16,608
5 Transcontinental Gas Pipe Line
Co LLC
3.250% 5/15/30 4,405
26 Transcontinental Gas Pipe Line
Co LLC
3.950% 5/15/50 19,155
4 Triton Container International
Ltd / TAL International
Container Corp
3.250% 3/15/32 3,170
11 Tyson Foods Inc 5.100% 9/28/48 9,410
15 United Airlines 2014-1 Class A
Pass Through Trust2020 A
4.000% 4/11/26 14,682
24 Vale Overseas Ltd 3.750% 7/08/30 21,133
23 Valero Energy Corp 3.650% 12/01/51 15,623
25 Verizon Communications Inc 2.550% 3/21/31 20,747
96 Verizon Communications Inc 2.355% 3/15/32 76,595
2 Verizon Communications Inc 3.400% 3/22/41 1,489
7 Verizon Communications Inc 2.850% 9/03/41 4,773
6 Verizon Communications Inc 4.000% 3/22/50 4,544
6 Verizon Communications Inc 3.875% 3/01/52 4,429
12 VF Corp 2.950% 4/23/30 9,551
36 Viatris Inc 3.850% 6/22/40 25,427
12 VICI Properties LP 5.125% 5/15/32 11,149
8 VMware LLC 4.700% 5/15/30 7,588
6 Vodafone Group PLC 4.375% 2/19/43 4,907
27 Vodafone Group PLC 4.875% 6/19/49 22,869
12 Vontier Corp 2.950% 4/01/31 9,823
13 Vulcan Materials Co 3.500% 6/01/30 11,678
20 Warnermedia Holdings Inc 4.279% 3/15/32 17,228
12 Warnermedia Holdings Inc 5.050% 3/15/42 9,606
12 Waste Connections Inc 2.200% 1/15/32 9,539
11 Western Union Co/The 1.350% 3/15/26 10,117
13 Westlake Corp 3.125% 8/15/51 7,885
6 Weyerhaeuser Co 4.000% 4/15/30 5,531
3 Weyerhaeuser Co 3.375% 3/09/33 2,533
3 Whirlpool Corp 4.700% 5/14/32 2,763
10 Whirlpool Corp 5.150% 3/01/43 8,526
13 Williams Cos Inc/The 2.600% 3/15/31 10,763
13 Xylem Inc/NY 2.250% 1/30/31 10,665
2 Zimmer Biomet Holdings Inc 4.250% 8/15/35 1,712
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 5,810

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
10
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 11 Zoetis Inc 4.700% 2/01/43 $ 9,586
Total Industrial 3,489,575
Utility - 15.3%
5 AEP Texas Inc 3.800% 10/01/47 3,497
100 AEP Texas Inc 5.250% 5/15/52 88,000
50 AEP Transmission Co LLC 5.400% 3/15/53 46,691
9 Ameren Corp 1.950% 3/15/27 8,169
8 Ameren Corp 1.750% 3/15/28 6,969
4 American Electric Power Co Inc 4.300% 12/01/28 3,802
4 American Electric Power Co Inc 3.875% 2/15/62 3,572
50 American Water Capital Corp 4.150% 6/01/49 39,554
30 Atmos Energy Corp 6.200% 11/15/53 31,844
30 Avangrid Inc 3.200% 4/15/25 29,251
4 Black Hills Corp 3.150% 1/15/27 3,741
10 Black Hills Corp 4.200% 9/15/46 7,465
11 Black Hills Corp 3.875% 10/15/49 7,594
18 Cleco Corporate Holdings LLC 4.973% 5/01/46 14,122
1 CMS Energy Corp 4.875% 3/01/44 887
100 Consolidated Edison Co of
New York Inc
5.900% 11/15/53 100,511
101 Constellation Energy
Generation LLC
5.600% 6/15/42 94,974
20 Dayton Power & Light Co/The 3.950% 6/15/49 14,219
13 Delmarva Power & Light Co 4.000% 6/01/42 9,884
6 Dominion Energy Inc 3.600% 3/15/27 5,681
7 Dominion Energy Inc 4.900% 8/01/41 6,072
13 Dominion Energy Inc 4.850% 8/15/52 10,908
100 DTE Energy Co 5.100% 3/01/29 97,627
11 Duke Energy Corp 3.150% 8/15/27 10,236
1 Duke Energy Corp 4.300% 3/15/28 960
337 Duke Energy Corp 3.950% 8/15/47 246,153
1 Duke Energy Corp 5.000% 8/15/52 854
100 Duke Energy Indiana LLC 5.400% 4/01/53 92,639
27 El Paso Electric Co 5.000% 12/01/44 22,431
8 Emera US Finance LP 3.550% 6/15/26 7,620
42 Emera US Finance LP 4.750% 6/15/46 32,746
23 Enel Chile SA 4.875% 6/12/28 21,857
1 Entergy Corp 0.900% 9/15/25 938
1 Entergy Corp 1.900% 6/15/28 868
1 Entergy Corp 3.750% 6/15/50 692
50 Entergy Louisiana LLC 5.350% 3/15/34 48,495
21 Essential Utilities Inc 3.351% 4/15/50 13,891
4 Eversource Energy 0.800% 8/15/25 3,747
21 Eversource Energy 3.300% 1/15/28 19,316
6 Eversource Energy 3.450% 1/15/50 3,964
6 Exelon Corp 2.750% 3/15/27 5,555
100 Exelon Corp 5.450% 3/15/34 97,195
3 Exelon Corp 4.950% 6/15/35 2,732
21 Exelon Corp 5.100% 6/15/45 18,596
7 Exelon Corp 4.450% 4/15/46 5,666
1 Exelon Corp 4.700% 4/15/50 832
48 FirstEnergy Pennsylvania
Electric Co
6.150% 10/01/38 48,208
30 Fortis Inc/Canada 3.055% 10/04/26 28,255
50 Georgia Power Co 5.004% 2/23/27 49,538
81 Georgia Power Co 3.700% 1/30/50 58,242
18 Iberdrola International BV 6.750% 7/15/36 19,619
10 Idaho Power Co 5.800% 4/01/54 9,704
10 Interstate Power and Light Co 4.100% 9/26/28 9,459

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 7 IPALCO Enterprises Inc 4.250% 5/01/30 $ 6,424
1 ITC Holdings Corp 5.300% 7/01/43 902
12 National Grid USA 5.803% 4/01/35 11,665
100 National Rural Utilities
Cooperative Finance Corp
4.800% 3/15/28 98,349
50 National Rural Utilities
Cooperative Finance Corp
5.000% 2/07/31 48,545
18 NextEra Energy Capital
Holdings Inc
4.450% 6/20/25 17,744
8 NextEra Energy Capital
Holdings Inc
1.875% 1/15/27 7,271
100 NextEra Energy Capital
Holdings Inc
4.900% 2/28/28 97,858
67 NextEra Energy Capital
Holdings Inc
1.900% 6/15/28 58,248
4 NextEra Energy Capital
Holdings Inc
3.500% 4/01/29 3,652
19 NextEra Energy Capital
Holdings Inc
5.000% 7/15/32 18,267
100 NextEra Energy Capital
Holdings Inc
6.700% 9/01/54 99,041
4 NextEra Energy Capital
Holdings Inc
5.650% 5/01/79 3,800
3 NextEra Energy Capital
Holdings Inc
3.800% 3/15/82 2,714
9 NiSource Inc 3.490% 5/15/27 8,486
98 NiSource Inc 5.950% 6/15/41 96,182
6 NiSource Inc 5.650% 2/01/45 5,619
7 NiSource Inc 3.950% 3/30/48 5,134
19 NiSource Inc 5.000% 6/15/52 16,429
100 NSTAR Electric Co 4.950% 9/15/52 88,274
4 Oglethorpe Power Corp 5.950% 11/01/39 3,863
79 Oglethorpe Power Corp 4.200% 12/01/42 60,046
14 Oglethorpe Power Corp 4.250% 4/01/46 10,425
3 Oglethorpe Power Corp 5.050% 10/01/48 2,593
7 Oglethorpe Power Corp 5.250% 9/01/50 6,139
8 Pacific Gas and Electric Co 3.300% 12/01/27 7,349
9 Pacific Gas and Electric Co 3.000% 6/15/28 8,098
9 Pacific Gas and Electric Co 4.200% 3/01/29 8,392
100 Pacific Gas and Electric Co 5.900% 6/15/32 98,764
200 Pacific Gas and Electric Co 6.950% 3/15/34 211,365
109 Pacific Gas and Electric Co 4.200% 6/01/41 83,777
6 Pacific Gas and Electric Co 4.450% 4/15/42 4,687
8 Pacific Gas and Electric Co 3.750% 8/15/42 5,699
7 Pacific Gas and Electric Co 4.300% 3/15/45 5,222
7 Pacific Gas and Electric Co 4.000% 12/01/46 4,953
7 Pacific Gas and Electric Co 3.950% 12/01/47 4,908
106 Pacific Gas and Electric Co 4.950% 7/01/50 86,212
104 Pacific Gas and Electric Co 5.250% 3/01/52 87,414
170 PacifiCorp 5.500% 5/15/54 151,856
65 Piedmont Natural Gas Co Inc 3.640% 11/01/46 45,012
11 Piedmont Natural Gas Co Inc 3.350% 6/01/50 7,001
30 Pinnacle West Capital Corp 1.300% 6/15/25 28,458
100 Potomac Electric Power Co 5.500% 3/15/54 96,257
10 PPL Capital Funding Inc 3.100% 5/15/26 9,557
1 PPL Capital Funding Inc 4.125% 4/15/30 927
110 Public Service Co of Colorado 5.250% 4/01/53 98,526
100 Public Service Electric and Gas
Co
5.450% 8/01/53 96,226
50 Public Service Enterprise
Group Inc
5.200% 4/01/29 49,075

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
12
Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 26 Puget Energy Inc 2.379% 6/15/28 $ 22,862
26 Puget Energy Inc 4.100% 6/15/30 23,504
1 Sempra 3.300% 4/01/25 978
4 Sempra 3.250% 6/15/27 3,727
52 Sempra 3.400% 2/01/28 48,222
98 Sempra 3.800% 2/01/38 77,801
19 Sempra 4.000% 2/01/48 14,049
4 Sempra 4.125% 4/01/52 3,617
20 Southern California Edison Co 5.150% 6/01/29 19,681
100 Southern California Edison Co 5.700% 3/01/53 95,335
1 Southern Co Gas Capital Corp 4.400% 5/30/47 794
1 Southern Co/The 5.113% 8/01/27 985
100 Southern Co/The 5.700% 3/15/34 99,695
51 Southern Power Co 4.950% 12/15/46 43,323
35 Southwest Gas Corp 4.150% 6/01/49 25,817
8 Southwestern Electric Power
Co
1.650% 3/15/26 7,442
4 Southwestern Electric Power
Co
4.100% 9/15/28 3,757
1 Southwestern Electric Power
Co
3.900% 4/01/45 722
109 Southwestern Electric Power
Co
3.250% 11/01/51 68,287
21 Southwestern Public Service Co 6.000% 10/01/36 20,381
18 Spire Inc 4.700% 8/15/44 14,557
50 Union Electric Co 5.200% 4/01/34 48,471
25 Union Electric Co 5.450% 3/15/53 23,443
100 Virginia Electric and Power Co 5.350% 1/15/54 92,750
80 WEC Energy Group Inc 4.750% 1/15/28 78,432
11 Xcel Energy Inc 1.750% 3/15/27 9,888
1 Xcel Energy Inc 4.000% 6/15/28 941
7 Xcel Energy Inc 4.800% 9/15/41 5,899
Total Utility 4,348,807
Total Corporate Debt
(cost $13,586,753) 12,038,779
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. TREASURY - 26.8%
$ 408
United States Treasury Note/Bond
0.250% 9/30/25 380,811
100
United States Treasury Note/Bond
4.875% 11/30/25 99,578
500
United States Treasury Note/Bond
4.250% 12/31/25 492,988
425
United States Treasury Note/Bond
0.375% 1/31/26 391,614
400
United States Treasury Note/Bond
4.250% 1/31/26 394,359
425
United States Treasury Note/Bond
0.750% 3/31/26 391,980
700
United States Treasury Note/Bond
4.500% 3/31/26 692,973
704
United States Treasury Note/Bond
0.750% 4/30/26 646,790
3
United States Treasury Note/Bond
0.875% 6/30/26 2,566
3
United States Treasury Note/Bond
1.250% 12/31/26 3,274
1,200
United States Treasury Note/Bond
4.000% 1/15/27 1,172,391
250
United States Treasury Note/Bond
4.250% 3/15/27 245,781
1
United States Treasury Note/Bond
2.500% 3/31/27 936
30
United States Treasury Note/Bond
2.750% 4/30/27 28,239
3
United States Treasury Note/Bond
3.250% 6/30/27 2,670
0 (c)
United States Treasury Note/Bond
2.750% 7/31/27 375
150
United States Treasury Note/Bond
3.625% 5/31/28 143,607

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 105
United States Treasury Note/Bond
4.375% 8/31/28 $ 103,392
100
United States Treasury Note/Bond
4.875% 10/31/28 100,457
150
United States Treasury Note/Bond
3.125% 11/15/28 140,098
500
United States Treasury Note/Bond
4.000% 1/31/29 484,473
400
United States Treasury Note/Bond
4.250% 2/28/29 391,844
150
United States Treasury Note/Bond
4.625% 4/30/29 149,426
100
United States Treasury Note/Bond
4.250% 2/28/31 97,359
250
United States Treasury Note/Bond
4.000% 2/15/34 236,719
350
United States Treasury Note/Bond
3.375% 8/15/42 285,537
100
United States Treasury Note/Bond
3.875% 2/15/43 87,355
370
United States Treasury Note/Bond
4.500% 2/15/44 351,269
50
United States Treasury Note/Bond
3.625% 5/15/53 40,867
25
United States Treasury Note/Bond
4.750% 11/15/53 24,871
50
United States Treasury Note/Bond
4.250% 2/15/54 45,773
Total U.S. Treasury
(cost $7,970,189) 7,630,372
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 19.7%
$ 250
American Express Credit Account Master Trust 2022 2
3.390% 5/17/27 244,624
100
(b) Avis Budget Rental Car Funding AESOP LLC 2020 1A
2.330% 8/20/26 96,423
50
BANK5 2023-5YR3
6.724% 9/15/56 51,722
50
BANK5 2023-5YR4
6.500% 12/15/56 51,346
100
BBCMS Mortgage Trust 2022-C17
4.174% 9/15/55 90,630
150
Benchmark Mortgage Trust 2021 B27
2.703% 7/15/54 104,084
45
BMO Mortgage Trust 2023 5C2
6.673% 11/15/56 46,397
150
Capital One Multi-Asset Execution Trust 2022 A2
3.490% 5/15/27 146,892
5
Carmax Auto Owner Trust 2022-3
3.810% 9/15/25 5,477
250
COMM Mortgage Trust 2015 LC19
3.527% 2/10/48 244,271
100
(b) Dell Equipment Finance Trust 2023 3
6.100% 4/23/29 100,201
24
Fannie Mae Pool FN MA1489
3.000% 7/01/43 20,632
60
Fannie Mae Pool FN MA3211
4.000% 12/01/47 55,191
36
Fannie Mae Pool FN MA3277
4.000% 2/01/48 33,276
81
Fannie Mae Pool FN MA3305
3.500% 3/01/48 71,014
25
Fannie Mae Pool FN MA3306
4.000% 3/01/48 22,419
49
Fannie Mae Pool FN MA3383
3.500% 6/01/48 43,437
325
Fannie Mae Pool FN MA3416
4.500% 7/01/48 305,584
43
Fannie Mae Pool FN MA3467
4.000% 9/01/48 39,500
47
Fannie Mae Pool FN MA3663
3.500% 5/01/49 40,602
71
Fannie Mae Pool FN MA3744
3.000% 8/01/49 59,828
238
Fannie Mae Pool FN MA4305 2021 MTGE
2.000% 4/01/51 180,719
117
Fannie Mae Pool FN MA4562
2.000% 3/01/52 88,375
247
Fannie Mae Pool FN MA4578
2.500% 4/01/52 195,565
87
Fannie Mae Pool FN MA4737 2022 1
5.000% 8/01/52 82,700
432
Fannie Mae Pool FN MA4738
5.500% 8/01/52 420,671
176
Fannie Mae Pool FN MA4761
5.000% 9/01/52 167,382
200 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 197,314
200 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K506
4.650% 8/25/28 196,083

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
14
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K507
4.800% 9/25/28 $ 98,379
193 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 167,335
100
GM Financial Automobile Leasing Trust 2024-1
5.090% 3/22/27 99,349
86 GM Financial Consumer Automobile Receivables Trust
2022-2
3.100% 2/16/27 84,012
221
GS Mortgage Securities Trust 2016-GS4
3.178% 11/10/49 208,620
100
(b) Hertz Vehicle Financing III LLC 2022 1A
1.990% 6/25/26 96,627
4
Honda Auto Receivables Owner Trust 2022-2
3.810% 3/18/25 4,253
100
(b) HPEFS Equipment Trust 2023 2A
6.040% 1/21/31 100,286
134
Hyundai Auto Receivables Trust 2022-B
3.720% 11/16/26 132,396
100
John Deere Owner Trust 2022 A
2.490% 1/16/29 95,902
25
Mercedes-Benz Auto Receivables Trust 2024-1
4.790% 7/15/31 24,582
20 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20
3.249% 2/15/48 19,646
250
Morgan Stanley Capital I Trust 2021-L5
1.518% 5/15/54 225,915
100
(b) OneMain Financial Issuance Tru 2023 2A
6.170% 9/15/36 100,779
100
Santander Drive Auto Receivabl 2023 4
6.040% 12/15/31 100,700
8
Santander Drive Auto Receivables Trust 2022-5
4.110% 8/17/26 7,587
80
(b) Tesla Auto Lease Trust 2023-A
5.860% 8/20/25 79,910
32
Toyota Auto Receivables Owner Trust 2022 C
3.830% 8/15/25 31,498
100
UNITED STATES 2023 B
5.600% 2/15/29 100,293
100
Verizon Master Trust 2022 7
5.230% 11/22/27 99,787
250
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.020% 8/15/50 249,129
67
(b) Westlake Automobile Receivables Trust 2022-1
2.750% 3/15/27 66,498
Total Securitized
(cost $5,973,571) 5,595,842
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 9.4%
Government Agency - 0.5%
$ 20 Export-Import Bank of Korea 2.500% 6/29/41 13,500
1 Federal National Mortgage
Association
1.875% 9/24/26 929
6 Federal National Mortgage
Association
5.625% 7/15/37 6,417
9 Tennessee Valley Authority 5.250% 9/15/39 9,038
129 Tennessee Valley Authority 3.500% 12/15/42 102,645
5 Tennessee Valley Authority 4.250% 9/15/52 4,194
Total Government Agency 136,723

Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds - 4.3% (d)
$ 18 Bay Area Toll Authority,
California, Revenue Bonds, San
Francisco Bay Area Toll Bridge,
Series 2021 (Optional Call:
4/31 at 100.00)
3.126% 4/01/55 $ 11,848
26 Bay Area Toll Authority,
California, Revenue Bonds,
San Francisco Bay Area Toll
Bridge, Subordinate Lien, Build
America Federally Taxable
Bond Series 2010S-1 (No Opt.
Call)
6.918% 4/01/40 28,488
60 Board of Regents of the
University of Texas System,
Revenue Financing System
Bonds, Green Series 2016B (No
Opt. Call)
3.852% 8/15/46 47,522
42 California State University,
Systemwide Revenue Bonds,
Taxable Series 2021B (No Opt.
Call)
2.719% 11/01/52 26,913
10 California State University,
Systemwide Revenue Bonds,
Taxable Series 2021B (Optional
Call: 11/31 at 100.00)
2.939% 11/01/52 6,499
50 California State, General
Obligation Bonds, Taxable
Various Purpose Series 2018
(Optional Call: 4/28 at 100.00)
4.500% 4/01/33 47,628
70 California State, General
Obligation Bonds, Taxable
Various Purpose Series 2018
(Optional Call: 4/28 at 100.00)
4.600% 4/01/38 64,913
50 California State, General
Obligation Bonds, Various
Purpose Build America Taxable
Bond Series 2010 (No Opt.
Call)
7.625% 3/01/40 58,581
10 Chicago Greater Metropolitan
Water Reclamation District,
Illinois, General Obligation
Bonds, Build America Taxable
Bonds, Series 2009 (No Opt.
Call)
5.720% 12/01/38 9,988
29 Chicago Transit Authority,
Illinois, Sales and Transfer
Tax Receipts Revenue Bonds,
Pension Funding Taxable Series
2008B (No Opt. Call)
6.899% 12/01/40 31,758
47 Chicago, Illinois, General
Airport Revenue Bonds, O'Hare
International Airport, Taxable
Senior Lien Series 2018C (No
Opt. Call)
4.572% 1/01/54 41,434
40 Commonwealth Financing
Authority, Pennsylvania,
Revenue Bonds, Taxable Series
2021A (No Opt. Call)
2.991% 6/01/42 28,771
6 Commonwealth Financing
Authority, Pennsylvania, State
Appropriation Lease Bonds,
Plancon Program, Taxable
Series 2018A (No Opt. Call)
3.864% 6/01/38 5,263

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
16
Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 10 Cook County, Illinois, General
Obligation Bonds, Build
America Taxable Bonds, Series
2010D (No Opt. Call)
6.229% 11/15/34 $ 10,305
40 Dallas Area Rapid Transit, Texas,
Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien
Series 2021A (Optional Call:
12/31 at 100.00)
2.613% 12/01/48 26,296
20 Dallas Fort Worth International
Airport, Texas,  Joint Revenue
Bonds, Taxable Improvement
Series 2022A (No Opt. Call)
4.087% 11/01/51 16,197
20 Dallas Fort Worth International
Airport, Texas,  Joint Revenue
Bonds, Taxable Improvement
Series 2022A (Optional Call:
11/32 at 100.00)
4.507% 11/01/51 17,334
40 Dallas-Fort Worth International
Airport, Texas, Joint Revenue
Bonds, Taxable Refunding
Series 2021C (Optional Call:
11/31 at 100.00)
2.843% 11/01/46 27,850
1 Dormitory Authority of the
State of New York, State
Personal Income Tax Revenue
Bonds, General Purpose, Series
2021C (No Opt. Call)
2.202% 3/15/34 771
40 Grand Parkway Transportation
Corporation, Texas, System
Toll Revenue Bonds, Taxable
Refunding Subordinate Lien
Series 2020B. Tela Supported
(Optional Call: 4/30 at 100.00)
3.236% 10/01/52 27,686
126 Illinois State, General
Obligation Bonds, Pension
Funding Series 2003 (No Opt.
Call)
5.100% 6/01/33 123,163
40 Kansas Development Finance
Authority, Kansas, Revenue
Bonds, State of Kansas KPERS
Projects, Taxable Series 2021K
(No Opt. Call)
2.774% 5/01/51 26,405
30 Los Angeles Community
College District, California,
General Obligation Bonds,
Build America Taxable Bonds,
Series 2010 (No Opt. Call)
6.750% 8/01/49 33,962
5 Los Angeles Department of
Water and Power, California,
Waterworks Revenue Bonds,
Taxable Build America Bond
Series 2009C (No Opt. Call)
6.008% 7/01/39 5,124
36 Los Angeles Unified School
District, Los Angeles County,
California, General Obligation
Bonds, Build America Taxable
Bonds, Series 2009KRY (No
Opt. Call)
5.750% 7/01/34 36,311

Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 11 Michigan Finance Authority,
Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable
Refunding Series 2019-T (No
Opt. Call)
3.384% 12/01/40 $ 8,611
21 Missouri Health and
Educational Facilities Authority,
Revenue Bonds, Washington
University, Series 2016B (No
Opt. Call)
3.086% 9/15/51 14,024
36 Municipal Electric Authority of
Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Taxable Build
America Bonds Series 2010A
(No Opt. Call)
6.637% 4/01/57 38,641
45 New Jersey Turnpike Authority,
Revenue Bonds, Build America
Taxable Bonds, Series 2010A
(No Opt. Call)
7.102% 1/01/41 50,265
1 New York City Municipal Water
Finance Authority, New York,
Water and Sewer System
Revenue Bonds, Second
Generation Resolution, Build
America Taxable Bonds, Fiscal
2011 Series AA (No Opt. Call)
5.440% 6/15/43 951
15 New York City Transitional
Finance Authority, New York,
Future Tax Secured Bonds,
Build America Taxable Bonds,
Series 2010B-1 (No Opt. Call)
5.572% 11/01/38 14,823
50 North Texas Tollway Authority,
System Revenue Bonds,
Refunding First Tier Taxable
Series 2021A (Optional Call:
1/31 at 100.00)
3.011% 1/01/43 36,239
10 Ohio State University, General
Receipts Bonds, Build America
Taxable Bond Series 2010C
(No Opt. Call)
4.910% 6/01/40 9,415
100 Port Authority of New York
and New Jersey, Consolidated
Revenue Bonds, Two Hundred
Twenty-Fifth Series 2021
(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 65,494
39 Province of British Columbia
Canada (No Opt. Call)
1.300% 1/29/31 30,914
75 Sales Tax Securitization
Corporation, Illinois, Series
2021 (No Opt. Call)
3.238% 1/01/42 57,946
90 Texas Transportation
Commission, General
Obligation Bonds, Mobility
Fund, Refunding Series 2020
(Optional Call: 10/30 at 100.00)
2.472% 10/01/44 59,512
93 The Rector and Visitors of the
University of Virginia, General
Revenue Bonds, Taxable
Pledge and Refunding Series
2020 (Optional Call: 3/50 at
100.00)
2.256% 9/01/50 52,953

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
18
Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 32 Tucson, Arizona, Certificates
of Participation, Taxable Series
2021A (No Opt. Call)
2.856% 7/01/47 $ 22,452
Total Municipal Bonds 1,223,250
Sovereign Debt - 4.6%
1 Chile Government International
Bond
3.625% 10/30/42 738
102 Chile Government International
Bond
3.500% 1/25/50 69,951
13 Chile Government International
Bond
4.000% 1/31/52 9,623
13 Chile Government International
Bond
3.250% 9/21/71 7,615
9 Colombia Government
International Bond
4.125% 2/22/42 5,717
13 Colombia Government
International Bond
5.000% 6/15/45 8,950
19 Colombia Government
International Bond
5.200% 5/15/49 13,072
13 Colombia Government
International Bond
4.125% 5/15/51 7,563
13 Colombia Government
International Bond
3.875% 2/15/61 7,011
1 Hungary Government
International Bond
7.625% 3/29/41 1,109
1 Indonesia Government
International Bond
4.350% 1/11/48 817
1 Indonesia Government
International Bond
5.350% 2/11/49 948
143 Indonesia Government
International Bond
4.300% 3/31/52 114,027
15 Indonesia Government
International Bond
3.350% 3/12/71 9,181
20 Inter-American Development
Bank
4.375% 1/24/44 18,125
28 Israel Government International
Bond
4.500% 1/30/43 22,467
80 Israel Government International
Bond
4.125% 1/17/48 57,997
11 Korea International Bond 3.875% 9/20/48 8,773
70 Mexico Government
International Bond
4.280% 8/14/41 53,618
200 Mexico Government
International Bond
4.750% 3/08/44 157,911
200 Mexico Government
International Bond
6.338% 5/04/53 186,046
98 Panama Government
International Bond
4.500% 5/15/47 64,445
130 Panama Government
International Bond
3.870% 7/23/60 70,987
93 Peruvian Government
International Bond
3.300% 3/11/41 65,718
17 Peruvian Government
International Bond
3.550% 3/10/51 11,371
5 Peruvian Government
International Bond
2.780% 12/01/60 2,623
1 Peruvian Government
International Bond
3.600% 1/15/72 608
16 Peruvian Government
International Bond
3.230% 7/28/21 8,381

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 10 Philippine Government
International Bond
5.000% 1/13/37 $ 9,504
19 Philippine Government
International Bond
3.700% 3/01/41 14,812
200 Philippine Government
International Bond
3.200% 7/06/46 135,420
60 Republic of Italy Government
International Bond
4.000% 10/17/49 41,968
30 Republic of Poland
Government International
Bond
5.500% 4/04/53 28,425
17 Uruguay Government
International Bond
5.100% 6/18/50 15,462
90 Uruguay Government
International Bond
4.975% 4/20/55 79,204
Total Sovereign Debt 1,310,187
Total Government Related
(cost $3,611,656) 2,670,160
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.1%
Communication Services
- 0.0%
$ 16 Deutsche Telekom International
Finance BV
8.750% 6/15/30 18,449
Total Communication Services 18,449
Financials - 0.1%
20 Citigroup Inc 4.450% 9/29/27 19,247
Total Financials 19,247
Total Corporate Bonds
(cost $43,702) 37,696
Total Long-Term Investments
(cost $31,185,871) 27,972,849
Other Assets & Liabilities, Net - 1.6% 461,633
Net Assets - 100% $ 28,434,482

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
20
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 12,038,779 $ – $ 12,038,779
U.S. Treasury – 7,630,372 – 7,630,372
Securitized – 5,595,842 – 5,595,842
Government Related – 2,670,160 – 2,670,160
Corporate Bonds – 37,696 – 37,696
Total
$ – $ 27,972,849 $ – $ 27,972,849
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $689,800 or 2.5% of Total Investments.
(c) Principal Amount (000) rounds to less than $1,000.
(d) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
REIT Real Estate Investment Trust

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
(NUSA)
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.5%
X –
U.S. TREASURY - 59.1%
$ 350
United States Treasury Note/Bond
3.875% 3/31/25 $ 345,710
100
United States Treasury Note/Bond
3.875% 4/30/25 98,666
100
United States Treasury Note/Bond
0.250% 5/31/25 94,789
600
United States Treasury Note/Bond
4.250% 5/31/25 593,672
500
United States Treasury Note/Bond
4.625% 6/30/25 496,660
200
United States Treasury Note/Bond
0.250% 7/31/25 188,125
350
United States Treasury Note/Bond
4.750% 7/31/25 348,127
150
United States Treasury Note/Bond
4.875% 11/30/25 149,367
200
United States Treasury Note/Bond
0.375% 12/31/25 184,984
200
United States Treasury Note/Bond
4.250% 12/31/25 197,195
250
United States Treasury Note/Bond
3.875% 1/15/26 244,961
800
United States Treasury Note/Bond
4.000% 2/15/26 785,156
300
United States Treasury Note/Bond
0.750% 4/30/26 275,777
50
United States Treasury Note/Bond
0.875% 6/30/26 45,814
100
United States Treasury Note/Bond
1.125% 10/31/26 91,105
100
United States Treasury Note/Bond
1.250% 12/31/26 90,949
900
United States Treasury Note/Bond
1.875% 2/28/27 828,773
300
United States Treasury Note/Bond
2.500% 3/31/27 280,863
850
United States Treasury Note/Bond
2.750% 4/30/27 800,096
850
United States Treasury Note/Bond
2.625% 5/31/27 795,879
150
United States Treasury Note/Bond
3.250% 6/30/27 143,022
250
United States Treasury Note/Bond
2.750% 7/31/27 234,336
150
United States Treasury Note/Bond
3.125% 8/31/27 142,131
500
United States Treasury Note/Bond
4.125% 10/31/27 488,535
500
United States Treasury Note/Bond
3.875% 11/30/27 484,375
100
United States Treasury Note/Bond
3.875% 12/31/27 96,836
500
United States Treasury Note/Bond
3.500% 1/31/28 477,520
300
United States Treasury Note/Bond
4.000% 2/29/28 291,563
700
United States Treasury Note/Bond
3.625% 3/31/28 670,852
700
United States Treasury Note/Bond
3.500% 4/30/28 667,324
400
United States Treasury Note/Bond
3.625% 5/31/28 382,953
200
United States Treasury Note/Bond
4.000% 6/30/28 194,156
75
United States Treasury Note/Bond
4.125% 7/31/28 73,146
300
United States Treasury Note/Bond
4.625% 9/30/28 298,301
250
United States Treasury Note/Bond
4.375% 11/30/28 246,211
300
United States Treasury Note/Bond
4.000% 1/31/29 290,684
500
United States Treasury Note/Bond
4.250% 2/28/29 489,805
300
United States Treasury Note/Bond
4.125% 3/31/29 292,172
500
United States Treasury Note/Bond
4.625% 4/30/29 498,086
Total U.S. Treasury
(cost $13,810,084) 13,398,676

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
22
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 23.8%
Financials - 10.8%
$ 60 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.875% 1/23/28 $ 56,120
10 Aflac Inc 1.125% 3/15/26 9,230
20 Air Lease Corp 2.875% 1/15/26 19,034
20 Ally Financial Inc 7.100% 11/15/27 20,653
50 American Express Co 5.850% 11/05/27 50,756
60 Banco Santander SA 1.722% 9/14/27 54,308
121 Bank of America Corp 1.734% 7/22/27 111,010
100 Bank of America Corp 4.376% 4/27/28 96,654
40 Bank of Montreal 5.717% 9/25/28 40,447
50 Bank of New York Mellon Corp/
The
0.750% 1/28/26 46,138
50 Bank of Nova Scotia/The 1.350% 6/24/26 45,861
80 Barclays PLC 2.279% 11/24/27 73,042
11 Boston Properties LP 2.750% 10/01/26 10,182
20 Brixmor Operating Partnership
LP
3.900% 3/15/27 18,942
20 Camden Property Trust 5.850% 11/03/26 20,156
20 Canadian Imperial Bank of
Commerce
3.945% 8/04/25 19,589
24 Capital One Financial Corp 7.149% 10/29/27 24,698
14 Capital One Financial Corp 3.800% 1/31/28 13,117
20 Centene Corp 4.250% 12/15/27 18,860
20 Charles Schwab Corp/The 1.150% 5/13/26 18,370
17 Charles Schwab Corp/The 2.450% 3/03/27 15,659
10 Charles Schwab Corp/The 5.643% 5/19/29 10,016
100 Citigroup Inc 4.658% 5/24/28 97,537
20 Citizens Financial Group Inc 2.850% 7/27/26 18,667
20 Cooperatieve Rabobank UA 4.375% 8/04/25 19,582
50 Deutsche Bank AG/New York
NY
2.129% 11/24/26 47,044
30 Digital Realty Trust LP 3.700% 8/15/27 28,358
20 Elevance Health Inc 3.650% 12/01/27 18,871
10 Equitable Holdings Inc 4.350% 4/20/28 9,526
20 Fifth Third Bancorp 1.707% 11/01/27 18,077
20 GATX Corp 3.250% 9/15/26 18,940
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 96,613
14 Goldman Sachs Group Inc/The 6.484% 10/24/29 14,446
20 Healthpeak OP LLC 3.250% 7/15/26 19,020
112 HSBC Holdings PLC 4.755% 6/09/28 108,710
10 Humana Inc 5.750% 12/01/28 10,039
10 Huntington Bancshares Inc/OH 4.000% 5/15/25 9,807
30 ING Groep NV 1.726% 4/01/27 27,765
160 JPMorgan Chase & Co 2.947% 2/24/28 148,930
48 JPMorgan Chase & Co 4.851% 7/25/28 47,017
30 Kimco Realty OP LLC 3.800% 4/01/27 28,633
10 Lincoln National Corp 3.625% 12/12/26 9,512
50 Lloyds Banking Group PLC 4.582% 12/10/25 48,790
20 M&T Bank Corp 7.413% 10/30/29 20,738
10 Manulife Financial Corp 4.150% 3/04/26 9,771
40 Mizuho Financial Group Inc 2.651% 5/22/26 38,720
90 Morgan Stanley 4.679% 7/17/26 88,830
83 Morgan Stanley 5.164% 4/20/29 81,644
40 Nasdaq Inc 5.350% 6/28/28 39,792
30 NatWest Group PLC 4.800% 4/05/26 29,475
5 ORIX Corp 5.000% 9/13/27 4,923
10 PNC Financial Services Group
Inc/The
1.150% 8/13/26 9,102

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 30 PNC Financial Services Group
Inc/The
6.615% 10/20/27 $ 30,655
10 Progressive Corp/The 2.500% 3/15/27 9,276
50 Royal Bank of Canada 1.200% 4/27/26 46,006
30 Santander Holdings USA Inc 2.490% 1/06/28 27,184
20 Santander UK Group Holdings
PLC
1.673% 6/14/27 18,233
10 SITE Centers Corp 4.700% 6/01/27 9,780
20 State Street Corp 5.820% 11/04/28 20,273
68 Sumitomo Mitsui Financial
Group Inc
3.784% 3/09/26 65,915
10 Synchrony Financial 4.875% 6/13/25 9,833
10 Toronto-Dominion Bank/The 1.200% 6/03/26 9,162
40 Toronto-Dominion Bank/The 1.250% 9/10/26 36,278
10 Truist Financial Corp 4.260% 7/28/26 9,810
40 Truist Financial Corp 7.161% 10/30/29 41,883
30 UBS Group AG 4.550% 4/17/26 29,327
50 UnitedHealth Group Inc 4.600% 4/15/27 49,167
50 US Bancorp 3.100% 4/27/26 47,760
20 Ventas Realty LP 3.850% 4/01/27 19,052
10 Willis North America Inc 4.650% 6/15/27 9,719
Total Financials 2,451,034
Industrial - 11.4%
20 3M Co 2.250% 9/19/26 18,571
50 Adobe Inc 4.850% 4/04/27 49,756
10 Amcor Finance USA Inc 3.625% 4/28/26 9,587
50 American Honda Finance Corp 5.250% 7/07/26 49,894
40 American Tower Corp 3.650% 3/15/27 37,962
60 Amgen Inc 3.200% 11/02/27 55,950
30 Astrazeneca Finance LLC 1.200% 5/28/26 27,604
50 AT&T Inc 1.700% 3/25/26 46,563
20 AutoZone Inc 5.050% 7/15/26 19,854
10 Baxter International Inc 2.600% 8/15/26 9,362
30 Bristol-Myers Squibb Co 3.200% 6/15/26 28,738
30 Broadcom Corp / Broadcom
Cayman Finance Ltd
3.875% 1/15/27 28,789
20 Canadian Pacific Railway Co 1.750% 12/02/26 18,242
10 Carrier Global Corp 5.800% 11/30/25 10,018
37 Caterpillar Financial Services
Corp
0.800% 11/13/25 34,576
20 Celanese US Holdings LLC 6.165% 7/15/27 20,117
30 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
6.150% 11/10/26 30,074
21 Cigna Group/The 1.250% 3/15/26 19,389
50 Cisco Systems Inc 4.900% 2/26/26 49,733
20 CNH Industrial Capital LLC 1.450% 7/15/26 18,277
70 Comcast Corp 3.300% 4/01/27 66,379
20 Conagra Brands Inc 5.300% 10/01/26 19,860
30 Crown Castle Inc 2.900% 3/15/27 27,800
4 Dell International LLC / EMC
Corp
6.020% 6/15/26 4,023
20 Dell International LLC / EMC
Corp
5.250% 2/01/28 19,909
10 Discovery Communications LLC 3.950% 3/20/28 9,304
10 Dollar General Corp 4.625% 11/01/27 9,722
10 DXC Technology Co 1.800% 9/15/26 9,058
20 eBay Inc 1.400% 5/10/26 18,416

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
24
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 10 Equinix Inc 1.450% 5/15/26 $ 9,176
10 Equinix Inc 1.800% 7/15/27 8,895
20 Fidelity National Information
Services Inc
1.650% 3/01/28 17,376
20 Fiserv Inc 5.450% 3/02/28 19,941
10 Fortive Corp 3.150% 6/15/26 9,537
20 General Mills Inc 4.200% 4/17/28 19,147
50 General Motors Financial Co
Inc
5.400% 4/06/26 49,687
50 General Motors Financial Co
Inc
5.800% 1/07/29 49,879
30 Gilead Sciences Inc 2.950% 3/01/27 28,196
10 Global Payments Inc 4.950% 8/15/27 9,800
50 HCA Inc 3.125% 3/15/27 46,764
31 Home Depot Inc/The 2.125% 9/15/26 28,911
10 Home Depot Inc/The 4.900% 4/15/29 9,896
20 HP Inc 1.450% 6/17/26 18,336
10 Illumina Inc 5.750% 12/13/27 9,999
40 Intel Corp 2.600% 5/19/26 37,869
40 International Business
Machines Corp
3.300% 5/15/26 38,435
10 IQVIA Inc 6.250% 2/01/29 10,163
10 Jabil Inc 4.250% 5/15/27 9,586
20 John Deere Capital Corp 0.700% 1/15/26 18,524
43 John Deere Capital Corp 4.950% 7/14/28 42,643
30 Johnson & Johnson 0.550% 9/01/25 28,238
10 Kellanova 3.400% 11/15/27 9,346
50 Keurig Dr Pepper Inc 5.050% 3/15/29 49,267
10 Kinder Morgan Inc 1.750% 11/15/26 9,120
30 Kinder Morgan Inc 4.300% 3/01/28 28,814
20 Kraft Heinz Foods Co 3.000% 6/01/26 19,091
10 Kyndryl Holdings Inc 2.050% 10/15/26 9,142
10 Laboratory Corp of America
Holdings
3.600% 9/01/27 9,449
10 Lennox International Inc 1.700% 8/01/27 8,885
30 Lowe's Cos Inc 4.800% 4/01/26 29,657
10 Marathon Petroleum Corp 5.125% 12/15/26 9,903
20 Mastercard Inc 4.875% 3/09/28 19,897
10 McKesson Corp 1.300% 8/15/26 9,112
50 Microsoft Corp 2.400% 8/08/26 47,111
10 Mondelez International Inc 2.625% 3/17/27 9,284
10 Motorola Solutions Inc 4.600% 2/23/28 9,699
30 MPLX LP 4.125% 3/01/27 28,922
20 MPLX LP 4.250% 12/01/27 19,160
10 National Fuel Gas Co 5.200% 7/15/25 9,915
10 Nokia Oyj 4.375% 6/12/27 9,571
16 ONEOK Inc 5.550% 11/01/26 15,983
70 Oracle Corp 2.800% 4/01/27 65,028
20 PACCAR Financial Corp 5.050% 8/10/26 19,936
10 Parker-Hannifin Corp 4.250% 9/15/27 9,673
10 PayPal Holdings Inc 3.900% 6/01/27 9,612
30 PepsiCo Inc 5.125% 11/10/26 29,992
10 PepsiCo Inc 2.625% 3/19/27 9,332
50 Pfizer Investment Enterprises
Pte Ltd
4.450% 5/19/26 49,146
20 Phillips 66 Co 3.750% 3/01/28 18,806
30 Procter & Gamble Co/The 1.900% 2/01/27 27,703
10 (b) Regal Rexnord Corp 6.050% 4/15/28 9,981
10 Republic Services Inc 2.900% 7/01/26 9,527
20 Rogers Communications Inc 3.200% 3/15/27 18,762
20 Roper Technologies Inc 1.400% 9/15/27 17,530

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 11 Ryder System Inc 2.850% 3/01/27 $ 10,235
50 Ryder System Inc 6.300% 12/01/28 51,483
10 S&P Global Inc 2.450% 3/01/27 9,256
50 Sabine Pass Liquefaction LLC 5.000% 3/15/27 49,262
20 Sherwin-Williams Co/The 3.450% 6/01/27 18,883
20 Shire Acquisitions Investments
Ireland DAC
3.200% 9/23/26 18,989
20 Starbucks Corp 3.500% 3/01/28 18,741
10 Sysco Corp 3.250% 7/15/27 9,353
10 Thermo Fisher Scientific Inc 5.000% 1/31/29 9,910
80 Toyota Motor Corp 5.275% 7/13/26 79,951
10 Toyota Motor Credit Corp 4.450% 5/18/26 9,835
50 Toyota Motor Credit Corp 4.650% 1/05/29 48,837
20 Unilever Capital Corp 4.875% 9/08/28 19,837
30 Verizon Communications Inc 3.000% 3/22/27 28,122
40 Verizon Communications Inc 2.100% 3/22/28 35,418
30 Visa Inc 3.150% 12/14/25 29,063
10 VMware LLC 1.400% 8/15/26 9,094
10 VMware LLC 3.900% 8/21/27 9,465
40 Walt Disney Co/The 1.750% 1/13/26 37,651
30 Warnermedia Holdings Inc 3.755% 3/15/27 28,269
10 Waste Management Inc 3.150% 11/15/27 9,359
10 Western Union Co/The 1.350% 3/15/26 9,198
80 Weyerhaeuser Co 4.750% 5/15/26 78,757
10 Zimmer Biomet Holdings Inc 5.350% 12/01/28 9,956
Total Industrial 2,583,805
Utility - 1.6%
8 American Water Capital Corp 2.950% 9/01/27 7,388
10 Atmos Energy Corp 3.000% 6/15/27 9,334
15 Avangrid Inc 3.150% 12/01/24 14,760
10 CenterPoint Energy Inc 2.500% 9/01/24 9,882
10 CMS Energy Corp 3.000% 5/15/26 9,490
11 DTE Energy Co 1.050% 6/01/25 10,454
10 Enel Americas SA 4.000% 10/25/26 9,557
10 Evergy Kansas Central Inc 2.550% 7/01/26 9,416
29 Eversource Energy 2.900% 3/01/27 26,912
27 Exelon Corp 3.400% 4/15/26 25,936
10 Fortis Inc/Canada 3.055% 10/04/26 9,418
10 Louisville Gas and Electric Co 3.300% 10/01/25 9,701
40 National Rural Utilities
Cooperative Finance Corp
3.450% 6/15/25 39,030
16 NiSource Inc 0.950% 8/15/25 15,055
20 Public Service Electric and Gas
Co
2.250% 9/15/26 18,644
50 Public Service Enterprise
Group Inc
5.200% 4/01/29 49,075
28 Sempra 5.400% 8/01/26 27,843
36 Southern California Edison Co 4.900% 6/01/26 35,558
20 WEC Energy Group Inc 5.000% 9/27/25 19,809
Total Utility 357,262
Total Corporate Debt
(cost $5,506,465) 5,392,101
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 9.5%
$ 50
BANK 2021 BN34
1.935% 6/15/63 45,747
100
Benchmark Mortgage Trust 2021-B29
2.024% 9/15/54 87,490

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
26
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 100
CarMax Auto Owner Trust 2023 4
6.000% 7/17/28 $ 101,007
70
Fannie Mae Pool FN MA3798
3.000% 10/01/34 64,096
19
Fannie Mae Pool FN MA3828
3.000% 11/01/34 17,618
21
Fannie Mae Pool FN MA3897
3.000% 1/01/35 19,394
118
Fannie Mae Pool FN MA3985
3.000% 4/01/35 107,025
275
Fannie Mae Pool FN MA4206
2.000% 12/01/35 238,953
110
Fannie Mae Pool FN MA4417
1.500% 9/01/36 92,962
204
Fannie Mae Pool FN MA4469
1.500% 11/01/36 172,027
159
Fannie Mae Pool FN MA4567 2022
2.000% 3/01/37 137,214
80
Fannie Mae Pool FN MA4583
2.500% 4/01/37 71,012
124
Fannie Mae Pool FN MA4602
2.000% 5/01/37 106,480
87
Fannie Mae Pool FN MA4990
4.500% 4/01/38 83,736
91
Fannie Mae Pool FN MA5023
4.000% 5/01/38 85,985
43
Fannie Mae Pool FN MA5093
5.000% 7/01/38 41,825
72
Freddie Mac Gold Pool FG G18642
3.500% 4/01/32 68,909
200 Freddie Mac Multifamily Structured Pass Through
Certificates 2015 K046
3.205% 3/25/25 195,694
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 98,657
50
John Deere Owner Trust 2021 B
0.740% 5/15/28 47,816
51
(b) SoFi Professional Loan Program Trust 2020-C
1.950% 2/15/46 46,291
50
Toyota Auto Receivables Owner Trust 2021-B
0.530% 10/15/26 47,650
90
Verizon Master Trust 2021 1
0.500% 5/20/27 89,759
100
Wells Fargo Commercial Mortgage Trust 2018-C44
3.948% 5/15/51 93,067
Total Securitized
(cost $2,334,157) 2,160,414
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 6.0%
Government Agency - 2.8%
$ 50 Export Development Canada 4.375% 6/29/26 49,254
100 Federal National Mortgage
Association
0.625% 4/22/25 95,652
10 Japan Bank for International
Cooperation
0.625% 7/15/25 9,437
110 Japan Bank for International
Cooperation
4.250% 4/27/26 107,815
40 Kreditanstalt fuer
Wiederaufbau
1.250% 1/31/25 38,773
37 Kreditanstalt fuer
Wiederaufbau
0.625% 1/22/26 34,246
135 Kreditanstalt fuer
Wiederaufbau
3.625% 4/01/26 131,300
50 Landwirtschaftliche
Rentenbank
1.750% 7/27/26 46,515
10 Oesterreichische Kontrollbank
AG
2.875% 5/23/25 9,731
50 Oesterreichische Kontrollbank
AG
0.500% 2/02/26 46,079
17 Svensk Exportkredit AB 0.625% 5/14/25 16,176
36 Svensk Exportkredit AB 4.375% 2/13/26 35,417
Total Government Agency 620,395

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds - 0.5% (c)
$ 18 Province of British Columbia
Canada (No Opt. Call)
4.800% 11/15/28 $ 17,865
50 Province of Ontario Canada
(No Opt. Call)
4.200% 1/18/29 48,358
50 Province of Quebec Canada
(No Opt. Call)
4.500% 4/03/29 48,911
Total Municipal Bonds 115,134
Sovereign Debt - 2.7%
40 African Development Bank 0.875% 7/22/26 36,479
10 Asian Development Bank 4.250% 1/09/26 9,845
130 Asian Development Bank 1.000% 4/14/26 120,110
50 Canada Government
International Bond
3.750% 4/26/28 47,965
30 European Bank for
Reconstruction & Development
0.500% 5/19/25 28,503
10 European Investment Bank 2.750% 8/15/25 9,684
110 European Investment Bank 2.375% 5/24/27 102,134
90 Inter-American Development
Bank
4.500% 5/15/26 88,921
100 International Bank for
Reconstruction & Development
2.500% 7/29/25 96,621
50 International Bank for
Reconstruction & Development
4.625% 8/01/28 49,557
22 International Finance Corp 3.625% 9/15/25 21,509
8 International Finance Corp 4.500% 7/13/28 7,889
Total Sovereign Debt 619,217
Total Government Related
(cost $1,371,676) 1,354,746
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.1%
Energy - 0.1%
$ 12 TransCanada PipeLines Ltd 4.250% 5/15/28 11,406
Total Energy 11,406
Total Corporate Bonds
(cost $11,572) 11,406
Total Long-Term Investments
(cost $23,033,954) 22,317,343
Other Assets & Liabilities, Net - 1.5% 343,324
Net Assets - 100% $ 22,660,667

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
28
are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 13,398,676 $ – $ 13,398,676
Corporate Debt – 5,392,101 – 5,392,101
Securitized – 2,160,414 – 2,160,414
Government Related – 1,354,746 – 1,354,746
Corporate Bonds – 11,406 – 11,406
Total
$ – $ 22,317,343 $ – $ 22,317,343
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $56,272 or 0.3% of Total Investments.
(c) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
S&P Standard & Poor's

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.8%
X –
CORPORATE DEBT - 97.8%
Financials - 7.8%
$ 140 Ally Financial Inc 6.700% 2/14/33 $ 137,338
150
(b)
Apollo Commercial Real Estate
Finance Inc
4.625% 6/15/29 123,638
20 (b) Bread Financial Holdings Inc 7.000% 1/15/26 20,064
10 (b) Bread Financial Holdings Inc 9.750% 3/15/29 10,399
120
(b)
Brookfield Property REIT Inc
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
5.750% 5/15/26 116,118
260
(b)
Brookfield Property REIT Inc
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
4.500% 4/01/27 230,912
10
(b)
Compass Group Diversified
Holdings LLC
5.250% 4/15/29 9,348
19 Diversified Healthcare Trust 4.375% 3/01/31 13,728
100 (b) FTAI Aviation Ltd 7.000% 5/01/31 100,540
100 (b) goeasy Ltd 9.250% 12/01/28 105,584
130
(b)
HAT Holdings I LLC / HAT
Holdings II LLC
3.375% 6/15/26 120,824
40
(b)
HAT Holdings I LLC / HAT
Holdings II LLC
8.000% 6/15/27 41,006
60 (b) Howard Hughes Corp/The 5.375% 8/01/28 56,462
140 (b) Howard Hughes Corp/The 4.375% 2/01/31 118,712
90 (b) Intesa Sanpaolo SpA 4.198% 6/01/32 73,768
360
(b)
Jefferies Finance LLC / JFIN
Co-Issuer Corp
5.000% 8/15/28 323,896
200 Kennedy-Wilson Inc 4.750% 3/01/29 165,413
350 Kennedy-Wilson Inc 4.750% 2/01/30 277,199
265 Kennedy-Wilson Inc 5.000% 3/01/31 205,939
70 (b) Liberty Mutual Group Inc 4.125% 12/15/51 63,713
30 (b) Molina Healthcare Inc 4.375% 6/15/28 27,824
100 (b) Molina Healthcare Inc 3.875% 11/15/30 86,729
90 (b) Molina Healthcare Inc 3.875% 5/15/32 75,310
400 MPT Operating Partnership LP /
MPT Finance Corp
4.625% 8/01/29 299,323
350 MPT Operating Partnership LP /
MPT Finance Corp
3.500% 3/15/31 234,686
357 OneMain Finance Corp 6.625% 1/15/28 355,861
150 OneMain Finance Corp 4.000% 9/15/30 126,165
110
(b)
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co-Issuer
7.500% 6/01/25 109,980
190
(b)
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co-Issuer
5.875% 10/01/28 183,884
200
(b)
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co-Issuer
4.875% 5/15/29 183,007
80
(b)
PennyMac Financial Services
Inc
5.375% 10/15/25 78,922
110
(b)
PennyMac Financial Services
Inc
7.875% 12/15/29 112,272
145
(b)
PennyMac Financial Services
Inc
5.750% 9/15/31 131,433
230 (b) PROG Holdings Inc 6.000% 11/15/29 211,923

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
30
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 RHP Hotel Properties LP / RHP
Finance Corp
4.750% 10/15/27 $ 95,034
360
(b)
RHP Hotel Properties LP / RHP
Finance Corp
4.500% 2/15/29 331,137
200
(b)
RHP Hotel Properties LP / RHP
Finance Corp
6.500% 4/01/32 196,012
40 SLM Corp 4.200% 10/29/25 38,669
241 SLM Corp 3.125% 11/02/26 223,561
70 (b) Starwood Property Trust Inc 4.375% 1/15/27 64,827
65 (b) Starwood Property Trust Inc 7.250% 4/01/29 64,122
70 Synchrony Financial 7.250% 2/02/33 68,303
270 (b) UniCredit SpA 5.459% 6/30/35 248,433
200 Western Alliance Bancorp 3.000% 6/15/31 170,094
40 (b) XHR LP 6.375% 8/15/25 39,956
460 (b) XHR LP 4.875% 6/01/29 419,870
Total Financials 6,491,938
Industrial - 89.1%
300% 304,697
302
(b)
1011778 BC ULC / New Red
Finance Inc
3.875% 1/15/28 278,599
350
(b)
1011778 BC ULC / New Red
Finance Inc
4.375% 1/15/28 325,486
320
(b)
1011778 BC ULC / New Red
Finance Inc
3.500% 2/15/29 285,661
930
(b)
1011778 BC ULC / New Red
Finance Inc
4.000% 10/15/30 802,008
60 (b) 180 Medical Inc 3.875% 10/15/29 53,124
100 (b) ACCO Brands Corp 4.250% 3/15/29 86,959
130 (b) AdaptHealth LLC 4.625% 8/01/29 109,528
310 (b) AdaptHealth LLC 5.125% 3/01/30 263,879
200 (b) Air Canada 3.875% 8/15/26 189,725
350
(b)
Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
4.625% 1/15/27 334,420
150
(b)
Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
5.875% 2/15/28 146,995
50
(b)
Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
6.500% 2/15/28 49,955
200
(b)
Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
4.875% 2/15/30 186,543
110 (b) Allegiant Travel Co 7.250% 8/15/27 106,318
40 (b) Allison Transmission Inc 5.875% 6/01/29 38,982
110 (b) Allison Transmission Inc 3.750% 1/30/31 94,154
400 (b) American Airlines Inc 7.250% 2/15/28 402,265
170 (b) American Airlines Inc 8.500% 5/15/29 177,084
300
(b)
American Airlines Inc/
AAdvantage Loyalty IP Ltd2022
1
5.750% 4/20/29 289,720
140 American Axle & Manufacturing
Inc
5.000% 10/01/29 126,315
90
(b)
AmeriGas Partners LP /
AmeriGas Finance Corp
9.375% 6/01/28 93,512
100 (b) AMN Healthcare Inc 4.625% 10/01/27 93,933
100
(b)
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp
7.875% 5/15/26 101,817

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 30
(b)
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp
5.750% 1/15/28 $ 29,361
150
(b)
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp
5.375% 6/15/29 142,734
172
(b)
Anywhere Real Estate Group
LLC / Anywhere Co-Issuer Corp
7.000% 4/15/30 150,921
120 (b) APX Group Inc 6.750% 2/15/27 119,204
460 (b) APX Group Inc 5.750% 7/15/29 427,724
120
(b)
Archrock Partners LP / Archrock
Partners Finance Corp
6.875% 4/01/27 119,708
510
(b)
Archrock Partners LP / Archrock
Partners Finance Corp
6.250% 4/01/28 499,628
80
(b)
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance PLC
4.000% 9/01/29 65,946
175 (b) Asbury Automotive Group Inc 4.625% 11/15/29 158,237
260 (b) Asbury Automotive Group Inc 5.000% 2/15/32 231,141
120 (b) ASGN Inc 4.625% 5/15/28 111,985
120 (b) Avantor Funding Inc 4.625% 7/15/28 111,552
100 (b) Avantor Funding Inc 3.875% 11/01/29 88,540
170 (b) Avient Corp 5.750% 5/15/25 169,143
100
(b)
Avis Budget Car Rental LLC /
Avis Budget Finance Inc
4.750% 4/01/28 88,406
200
(b)
Avis Budget Car Rental LLC /
Avis Budget Finance Inc
5.375% 3/01/29 177,897
50
(b)
Axalta Coating Systems Dutch
Holding B BV
7.250% 2/15/31 50,994
60 (b) Axalta Coating Systems LLC 3.375% 2/15/29 52,419
60
(b)
Axalta Coating Systems LLC /
Axalta Coating Systems Dutch
Holding B BV
4.750% 6/15/27 57,560
50 B&G Foods Inc 5.250% 9/15/27 46,155
150 (b) B&G Foods Inc 8.000% 9/15/28 155,438
220 Ball Corp 2.875% 8/15/30 183,720
200 Ball Corp 3.125% 9/15/31 166,097
150 (b) Bath & Body Works Inc 6.625% 10/01/30 149,888
100 (b) Bausch Health Cos Inc 4.875% 6/01/28 64,598
720 (b) Bausch Health Cos Inc 11.000% 9/30/28 561,953
43 (b) Bombardier Inc 7.875% 4/15/27 42,732
200
(b)
British Telecommunications
PLC
4.875% 11/23/81 178,334
220
(b)
Brookfield Residential
Properties Inc / Brookfield
Residential US LLC
4.875% 2/15/30 190,399
60 (b) Builders FirstSource Inc 5.000% 3/01/30 56,180
371 (b) Builders FirstSource Inc 4.250% 2/01/32 323,155
150 (b) Cable One Inc 4.000% 11/15/30 114,436
70 (b) Camelot Finance SA 4.500% 11/01/26 66,665
100 (b) Camelot Return Merger Sub Inc 8.750% 8/01/28 98,310
500 (b) Catalent Pharma Solutions Inc 5.000% 7/15/27 490,317
320 (b) Catalent Pharma Solutions Inc 3.500% 4/01/30 304,410
300
(b)
CCO Holdings LLC / CCO
Holdings Capital Corp
5.375% 6/01/29 264,240
450
(b)
CCO Holdings LLC / CCO
Holdings Capital Corp
4.750% 3/01/30 373,925
410
(b)
CCO Holdings LLC / CCO
Holdings Capital Corp
4.500% 8/15/30 333,187
510
(b)
CCO Holdings LLC / CCO
Holdings Capital Corp
4.250% 2/01/31 399,148

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
32
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 250
(b)
CCO Holdings LLC / CCO
Holdings Capital Corp
4.750% 2/01/32 $ 196,609
500 CCO Holdings LLC / CCO
Holdings Capital Corp
4.500% 5/01/32 383,908
100
(b)
CCO Holdings LLC / CCO
Holdings Capital Corp
4.500% 6/01/33 75,199
100
(b)
CCO Holdings LLC / CCO
Holdings Capital Corp
4.250% 1/15/34 72,451
380
(b)
Cedar Fair LP / Canada's
Wonderland Co / Magnum
Management Corp /
Millennium Op
5.500% 5/01/25 380,000
210
(b)
Central Parent Inc / CDK Global
Inc
7.250% 6/15/29 212,298
290 (b) Century Communities Inc 3.875% 8/15/29 253,189
100 (b) CGG SA 8.750% 4/01/27 93,579
210
(b)
Charles River Laboratories
International Inc
3.750% 3/15/29 188,641
250
(b)
Charles River Laboratories
International Inc
4.000% 3/15/31 218,061
200 (b) Chart Industries Inc 7.500% 1/01/30 204,561
130 (b) Chart Industries Inc 9.500% 1/01/31 139,556
310 (b) Chemours Co/The 5.750% 11/15/28 284,696
420 (b) Chemours Co/The 4.625% 11/15/29 359,886
800
(b)
CHS/Community Health
Systems Inc
5.625% 3/15/27 732,513
90
(b)
CHS/Community Health
Systems Inc
8.000% 12/15/27 88,091
1,000
(b)
CHS/Community Health
Systems Inc
6.000% 1/15/29 872,441
200
(b)
CHS/Community Health
Systems Inc
5.250% 5/15/30 163,517
350 (b) Cinemark USA Inc 5.250% 7/15/28 325,008
450
(b)
Clarios Global LP / Clarios US
Finance Co
6.750% 5/15/28 450,916
118
(b)
Clarivate Science Holdings
Corp
3.875% 7/01/28 107,451
200
(b)
Clarivate Science Holdings
Corp
4.875% 7/01/29 182,139
310
(b)
Clear Channel Outdoor
Holdings Inc
5.125% 8/15/27 287,346
350
(b)
Clear Channel Outdoor
Holdings Inc
7.750% 4/15/28 296,752
440
(b)
Clear Channel Outdoor
Holdings Inc
9.000% 9/15/28 452,348
410
(b)
Clear Channel Outdoor
Holdings Inc
7.500% 6/01/29 330,389
250
(b)
Clear Channel Outdoor
Holdings Inc
7.875% 4/01/30 245,115
120
(b)
Cogent Communications
Group Inc
3.500% 5/01/26 112,813
450 (b) Coherent Corp 5.000% 12/15/29 415,151
200 (b) Condor Merger Sub Inc 7.375% 2/15/30 185,254
700
(b)
Connect Finco SARL / Connect
US Finco LLC
6.750% 10/01/26 677,941
270 (b) Consensus Cloud Solutions Inc 6.500% 10/15/28 236,411
350
(b)
Consolidated Communications
Inc
6.500% 10/01/28 303,286
150 (b) Covanta Holding Corp 4.875% 12/01/29 131,491
282 Crowdstrike Holdings Inc 3.000% 2/15/29 247,750

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 100
(b)
Cushman & Wakefield US
Borrower LLC
6.750% 5/15/28 $ 98,607
165 (b) Darling Ingredients Inc 5.250% 4/15/27 159,867
260 (b) DaVita Inc 4.625% 6/01/30 227,795
550 (b) DaVita Inc 3.750% 2/15/31 452,580
120 Delta Air Lines Inc 7.375% 1/15/26 122,737
590
(b)
Directv Financing LLC / Directv
Financing Co-Obligor Inc
5.875% 8/15/27 549,925
270 (b) Domtar Corp 6.750% 10/01/28 235,762
40 (b) DT Midstream Inc 4.125% 6/15/29 36,255
161 (b) DT Midstream Inc 4.375% 6/15/31 142,929
70 (b) Dycom Industries Inc 4.500% 4/15/29 64,470
310 (b) Edgewell Personal Care Co 5.500% 6/01/28 299,138
100 (b) Edgewell Personal Care Co 4.125% 4/01/29 90,386
160 (b) Elastic NV 4.125% 7/15/29 142,481
300 (b) Element Solutions Inc 3.875% 9/01/28 270,026
120 Encompass Health Corp 4.500% 2/01/28 112,639
210 Encompass Health Corp 4.750% 2/01/30 192,579
170 (b) Enerflex Ltd 9.000% 10/15/27 174,084
440 (b) Energizer Holdings Inc 4.750% 6/15/28 399,791
250 (b) Energizer Holdings Inc 4.375% 3/31/29 220,844
200 (b) Entegris Inc 5.950% 6/15/30 194,749
350 (b) EQM Midstream Partners LP 6.500% 7/01/27 350,486
12 (b) EQM Midstream Partners LP 7.500% 6/01/30 12,583
100 (b) Fair Isaac Corp 4.000% 6/15/28 92,107
550
(b)
Frontier Communications
Holdings LLC
5.875% 10/15/27 527,537
800
(b)
Frontier Communications
Holdings LLC
5.000% 5/01/28 735,991
270
(b)
Frontier Communications
Holdings LLC
6.750% 5/01/29 237,443
650
(b)
Frontier Communications
Holdings LLC
8.750% 5/15/30 661,785
270
(b)
Frontier Communications
Holdings LLC
8.625% 3/15/31 272,693
335 (b) Gap Inc/The 3.625% 10/01/29 283,464
280 (b) Gates Global LLC / Gates Corp 6.250% 1/15/26 280,060
150 (b) Gen Digital Inc 6.750% 9/30/27 150,558
150 (b) Gen Digital Inc 7.125% 9/30/30 151,548
110 (b) Glatfelter Corp 4.750% 11/15/29 92,423
370
(b)
Go Daddy Operating Co LLC /
GD Finance Co Inc
5.250% 12/01/27 357,218
400 Goodyear Tire & Rubber Co/
The
5.000% 7/15/29 362,788
200 Goodyear Tire & Rubber Co/
The
5.250% 7/15/31 176,912
870 (b) Gray Escrow Inc 5.375% 11/15/31 522,961
290 (b) Gray Television Inc 4.750% 10/15/30 175,066
180 Griffon Corp 5.750% 3/01/28 173,352
200 (b) Grifols SA 4.750% 10/15/28 161,528
200 (b) GrubHub Holdings Inc 5.500% 7/01/27 178,371
300 (b) H&E Equipment Services Inc 3.875% 12/15/28 265,466
600
(b)
Hawaiian Brand Intellectual
Property Ltd / HawaiianMiles
Loyalty Ltd
5.750% 1/20/26 562,734
250 (b) HealthEquity Inc 4.500% 10/01/29 227,706
195 Heartland Dental LLC /
Heartland Dental Finance Corp
10.500% 4/30/28 205,259
50
(b)
Herbalife Nutrition Ltd / HLF
Financing Inc
7.875% 9/01/25 47,960
230 (b) Herc Holdings Inc 5.500% 7/15/27 223,388

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
34
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 70 (b) Hertz Corp/The 4.625% 12/01/26 $ 54,221
730 (b) Hertz Corp/The 5.000% 12/01/29 501,285
210
(b)
Hilton Domestic Operating
Co Inc
5.750% 5/01/28 207,577
200
(b)
Hilton Domestic Operating
Co Inc
3.750% 5/01/29 179,402
60 Hilton Domestic Operating
Co Inc
4.875% 1/15/30 56,402
130
(b)
Hilton Domestic Operating
Co Inc
4.000% 5/01/31 113,911
110
(b)
Hilton Domestic Operating
Co Inc
3.625% 2/15/32 92,435
350
(b)
Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc
5.000% 6/01/29 318,343
208
(b)
Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc
4.875% 7/01/31 181,101
120
(b)
Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc
6.625% 1/15/32 118,304
220
(b)
HLF Financing Sarl LLC /
Herbalife International Inc
4.875% 6/01/29 129,228
170 (b) Hologic Inc 3.250% 2/15/29 150,136
200 iHeartCommunications Inc 6.375% 5/01/26 169,026
404 (b) iHeartCommunications Inc 5.250% 8/15/27 296,401
150 (b) iHeartCommunications Inc 4.750% 1/15/28 107,109
120 (b) Ingevity Corp 3.875% 11/01/28 106,777
1,160 (b) Intelsat Jackson Holdings SA 6.500% 3/15/30 1,110,286
200 (b) IQVIA Inc 5.000% 5/15/27 193,081
100 (b) Iron Mountain Inc 5.000% 7/15/28 94,238
80 (b) Iron Mountain Inc 4.875% 9/15/29 73,821
111 (b) Iron Mountain Inc 5.250% 7/15/30 103,023
160
(b)
Iron Mountain Information
Management Services Inc
5.000% 7/15/32 141,805
220 (b) ITT Holdings LLC 6.500% 8/01/29 198,708
480
(b)
Jaguar Land Rover Automotive
PLC
5.875% 1/15/28 466,515
400 (b) Jazz Securities DAC 4.375% 1/15/29 363,931
150 (b) Kinetik Holdings LP 5.875% 6/15/30 145,031
10 Lamar Media Corp 4.000% 2/15/30 8,925
150 (b) Lamb Weston Holdings Inc 4.875% 5/15/28 143,186
150 (b) Level 3 Financing Inc 3.400% 3/01/27 90,000
400 (b) Level 3 Financing Inc 10.500% 5/15/30 396,369
360
(b)
Lions Gate Capital Holdings
LLC
5.500% 4/15/29 274,334
60 (b) Lithia Motors Inc 3.875% 6/01/29 52,994
300 (b) Lithia Motors Inc 4.375% 1/15/31 262,652
100 (b) Lumen Technologies Inc 4.000% 2/15/27 55,516
33 (b) Macy's Retail Holdings LLC 5.875% 4/01/29 31,818
280 (b) Marriott Ownership Resorts Inc 4.500% 6/15/29 251,402
160 (b) Masonite International Corp 5.375% 2/01/28 160,778
70 (b) McGraw-Hill Education Inc 8.000% 8/01/29 64,295
350 Mercer International Inc 5.125% 2/01/29 305,691
74 Methanex Corp 5.125% 10/15/27 71,171
150 Methanex Corp 5.250% 12/15/29 142,191
130 (b) Michaels Cos Inc/The 5.250% 5/01/28 110,029
110 (b) MicroStrategy Inc 6.125% 6/15/28 101,945
250 (b) Mobius Merger Sub Inc 9.000% 6/01/30 246,703
290 (b) ModivCare Inc 5.875% 11/15/25 282,839
23 (b) MPH Acquisition Holdings LLC 5.500% 9/01/28 18,742

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 60 Murphy Oil USA Inc 4.750% 9/15/29 $ 55,859
100 (b) Murphy Oil USA Inc 3.750% 2/15/31 85,846
400 (b) NCL Corp Ltd 5.875% 3/15/26 391,928
720 (b) NCL Corp Ltd 5.875% 2/15/27 703,346
140 (b) NCL Corp Ltd 8.375% 2/01/28 145,997
400 (b) NCL Corp Ltd 8.125% 1/15/29 416,576
310 (b) NCL Corp Ltd 7.750% 2/15/29 316,658
421 (b) NCR Corp 5.000% 10/01/28 387,724
500 (b) NCR Corp 5.125% 4/15/29 459,456
83 (b) New Fortress Energy Inc 6.750% 9/15/25 81,980
300 (b) New Fortress Energy Inc 6.500% 9/30/26 286,879
10 Newell Brands Inc 4.875% 6/01/25 9,839
200 Newell Brands Inc 6.375% 9/15/27 195,026
200 Newell Brands Inc 6.625% 9/15/29 193,176
350 (b) Nexstar Media Inc 5.625% 7/15/27 329,130
438 (b) Nexstar Media Inc 4.750% 11/01/28 388,839
81 Nordstrom Inc 4.375% 4/01/30 72,293
250 NuStar Logistics LP 5.750% 10/01/25 248,590
150 NuStar Logistics LP 6.000% 6/01/26 148,846
150 NuStar Logistics LP 6.375% 10/01/30 148,295
260 (b) ON Semiconductor Corp 3.875% 9/01/28 235,943
110 (b) Open Text Corp 3.875% 2/15/28 100,409
210 (b) Open Text Holdings Inc 4.125% 12/01/31 179,986
100 (b) Option Care Health Inc 4.375% 10/31/29 89,558
500
(b)
Organon & Co / Organon
Foreign Debt Co-Issuer BV
4.125% 4/30/28 455,378
100
(b)
Organon & Co / Organon
Foreign Debt Co-Issuer BV
5.125% 4/30/31 86,470
100
(b)
Outfront Media Capital LLC /
Outfront Media Capital Corp
5.000% 8/15/27 95,177
510
(b)
Outfront Media Capital LLC /
Outfront Media Capital Corp
4.250% 1/15/29 453,924
100
(b)
Outfront Media Capital LLC /
Outfront Media Capital Corp
4.625% 3/15/30 88,287
200
(b)
Owens-Brockway Glass
Container Inc
6.625% 5/13/27 199,835
70
(b)
Owens-Brockway Glass
Container Inc
7.250% 5/15/31 70,107
20
(b)
Pactiv Evergreen Group Issuer
Inc/Pactiv Evergreen Group
Issuer LLC
4.375% 9/30/28 18,406
375 Paramount Global 6.375% 3/30/62 346,821
150 (b) Parkland Corp 5.875% 7/15/27 146,247
100 (b) Parkland Corp/Canada 4.625% 5/01/30 90,374
200 PBF Holding Co LLC / PBF
Finance Corp
6.000% 2/15/28 195,058
200
(b)
PBF Holding Co LLC / PBF
Finance Corp
7.875% 9/15/30 205,697
171 (b) Performance Food Group Inc 5.500% 10/15/27 165,523
185 (b) Performance Food Group Inc 4.250% 8/01/29 165,830
110 Perrigo Finance Unlimited Co 4.650% 6/15/30 100,796
450 (b) Post Holdings Inc 5.500% 12/15/29 426,756
440 (b) Post Holdings Inc 4.625% 4/15/30 397,373
550 (b) Post Holdings Inc 4.500% 9/15/31 483,596
135 (b) Post Holdings Inc 6.250% 2/15/32 133,197
120 (b) Prestige Brands Inc 3.750% 4/01/31 102,082
200
(b)
Prime Security Services
Borrower LLC / Prime Finance
Inc
5.750% 4/15/26 197,484

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
36
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 230
(b)
Prime Security Services
Borrower LLC / Prime Finance
Inc
6.250% 1/15/28 $ 224,691
300 (b) Primo Water Holdings Inc 4.375% 4/30/29 273,827
60 (b) PTC Inc 4.000% 2/15/28 55,585
201 (b) Rakuten Group Inc 5.125% N/A (c) 165,471
355 (b) Rakuten Group Inc 6.250% N/A (c) 253,755
100 (b) RB Global Inc 6.750% 3/15/28 100,945
110 (b) RB Global Inc 7.750% 3/15/31 114,084
20
(b)
Realogy Group LLC / Realogy
Co-Issuer Corp
5.750% 1/15/29 13,960
60 (b) ROBLOX Corp 3.875% 5/01/30 51,891
210 (b) Rogers Communications Inc 5.250% 3/15/82 199,613
100 (b) Royal Caribbean Cruises Ltd 4.250% 7/01/26 96,019
50 (b) Royal Caribbean Cruises Ltd 5.500% 8/31/26 49,047
60 (b) Royal Caribbean Cruises Ltd 5.375% 7/15/27 58,390
100 (b) Royal Caribbean Cruises Ltd 5.500% 4/01/28 97,337
430 (b) Royal Caribbean Cruises Ltd 7.250% 1/15/30 442,196
100 (b) Royal Caribbean Cruises Ltd 6.250% 3/15/32 98,577
17 (b) SABRE GLBL INC 8.625% 6/01/27 15,043
350 SBA Communications Corp 3.875% 2/15/27 328,929
188 Seagate HDD Cayman 9.625% 12/01/32 210,665
100 (b) Sealed Air Corp 6.125% 2/01/28 98,782
370
(b)
SeaWorld Parks &
Entertainment Inc
5.250% 8/15/29 341,165
590 (b) Select Medical Corp 6.250% 8/15/26 590,221
220 (b) Sensata Technologies BV 4.000% 4/15/29 196,962
200 (b) Sensata Technologies BV 5.875% 9/01/30 192,954
100 (b) Sensata Technologies Inc 3.750% 2/15/31 84,508
183 Service Corp International/US 5.125% 6/01/29 174,728
400 Service Corp International/US 4.000% 5/15/31 344,585
215 (b) Sinclair Television Group Inc 4.125% 12/01/30 149,021
135 (b) Sirius XM Radio Inc 3.125% 9/01/26 125,649
210 (b) Sirius XM Radio Inc 5.500% 7/01/29 194,930
150 (b) Sirius XM Radio Inc 4.125% 7/01/30 127,209
140 (b) Sirius XM Radio Inc 3.875% 9/01/31 112,592
170 Six Flags Entertainment Corp 7.250% 5/15/31 169,637
250 (b) Six Flags Entertainment Corp 0.000% 4/30/32 249,003
390 (b) Sotheby's 7.375% 10/15/27 363,450
200
(b)
Spirit Loyalty Cayman Ltd /
Spirit IP Cayman Ltd
8.000% 9/20/25 156,207
150 (b) SPX FLOW Inc 8.750% 4/01/30 153,538
300 (b) Stagwell Global LLC 5.625% 8/15/29 268,601
420 (b) Studio City Finance Ltd 6.500% 1/15/28 391,698
400 (b) Studio City Finance Ltd 5.000% 1/15/29 340,185
300
(b)
Suburban Propane Partners LP/
Suburban Energy Finance Corp
5.000% 6/01/31 266,505
100
(b)
Summit Materials LLC / Summit
Materials Finance Corp
5.250% 1/15/29 96,089
55
(b)
Summit Materials LLC / Summit
Materials Finance Corp
7.250% 1/15/31 56,503
160
(b)
Summit Midstream Holdings
LLC / Summit Midstream
Finance Corp
9.500% 10/15/26 163,356
300 (b) Sunoco LP 0.000% 4/30/29 304,676
380 (b) Sunrise FinCo I BV 4.875% 7/15/31 330,893
60
(b)
Superior Plus LP / Superior
General Partner Inc
4.500% 3/15/29 54,272
261
(b)
Taylor Morrison Communities
Inc
5.125% 8/01/30 243,036
100 (b) TEGNA Inc 4.750% 3/15/26 96,569

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 190 TEGNA Inc 5.000% 9/15/29 $ 167,493
50 (b) Teleflex Inc 4.250% 6/01/28 46,204
20 (b) Tempur Sealy International Inc 4.000% 4/15/29 17,780
200 (b) Tempur Sealy International Inc 3.875% 10/15/31 164,662
450 (b) Tenneco Inc 8.000% 11/17/28 420,464
110 (b) Terex Corp 5.000% 5/15/29 102,910
160 (b) Thor Industries Inc 4.000% 10/15/29 138,334
50 (b) TopBuild Corp 4.125% 2/15/32 43,288
11 (b) TransDigm Inc 6.625% 3/01/32 10,981
100 (b) Travel + Leisure Co 6.625% 7/31/26 100,114
240 (b) Travel + Leisure Co 4.500% 12/01/29 216,331
120 TreeHouse Foods Inc 4.000% 9/01/28 106,253
207 (b) Triumph Group Inc 9.000% 3/15/28 214,339
150 (b) Trivium Packaging Finance BV 5.500% 8/15/26 147,412
160 (b) Trivium Packaging Finance BV 8.500% 8/15/27 158,442
210 (b) Tronox Inc 4.625% 3/15/29 187,338
250 (b) TTM Technologies Inc 4.000% 3/01/29 223,595
140 Twilio Inc 3.875% 3/15/31 121,209
70 (b) Uber Technologies Inc 6.250% 1/15/28 69,960
570 (b) Uber Technologies Inc 4.500% 8/15/29 531,011
150 (b) United Natural Foods Inc 6.750% 10/15/28 115,115
253 United Rentals North America
Inc
5.250% 1/15/30 242,644
99 United Rentals North America
Inc
4.000% 7/15/30 88,233
300
(b)
United Rentals North America
Inc
6.125% 3/15/34 292,915
120
(b)
Uniti Group LP / Uniti Group
Finance Inc / CSL Capital LLC
10.500% 2/15/28 124,492
700
(b)
Uniti Group LP / Uniti Group
Finance Inc / CSL Capital LLC
4.750% 4/15/28 613,935
24 (b) Univision Communications Inc 4.500% 5/01/29 20,878
328 (b) US Foods Inc 4.750% 2/15/29 305,581
100 (b) US Foods Inc 4.625% 6/01/30 90,933
50 (b) Vail Resorts Inc 6.250% 5/15/25 50,027
90 (b) Valvoline Inc 3.625% 6/15/31 75,714
130 (b) Vertiv Group Corp 4.125% 11/15/28 120,394
100 (b) Viasat Inc 5.625% 4/15/27 91,504
318 (b) Victoria's Secret & Co 4.625% 7/15/29 249,842
150 (b) Videotron Ltd 3.625% 6/15/29 133,326
70 (b) Virgin Media Finance PLC 5.000% 7/15/30 57,326
450 Vodafone Group PLC 7.000% 4/04/79 456,577
220 Vodafone Group PLC 3.250% 6/04/81 204,316
325 Vodafone Group PLC 4.125% 6/04/81 271,946
1,430 (b) VZ Secured Financing BV 5.000% 1/15/32 1,204,544
275 (b) Weatherford International Ltd 8.625% 4/30/30 285,557
401 (b) WESCO Distribution Inc 7.250% 6/15/28 407,343
20 (b) Williams Scotsman Inc 6.125% 6/15/25 19,925
180 (b) Williams Scotsman Inc 4.625% 8/15/28 166,136
100 (b) Williams Scotsman Inc 7.375% 10/01/31 102,157
770
(b)
Windstream Escrow LLC /
Windstream Escrow Finance
Corp
7.750% 8/15/28 741,924
210 (b) WMG Acquisition Corp 3.875% 7/15/30 183,079
81 (b) WMG Acquisition Corp 3.000% 2/15/31 67,239
200 (b) Wolverine World Wide Inc 4.000% 8/15/29 159,745
140 (b) Wyndham Hotels & Resorts Inc 4.375% 8/15/28 128,368
160 (b) Xerox Holdings Corp 5.500% 8/15/28 138,834
170 (b) XPO Inc 7.125% 2/01/32 170,986
156 (b) Yum! Brands Inc 4.750% 1/15/30 145,989
100 Yum! Brands Inc 3.625% 3/15/31 86,413

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
38
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 150 Yum! Brands Inc 4.625% 1/31/32 $ 135,036
110 Yum! Brands Inc 5.375% 4/01/32 103,761
270 (b) Ziggo BV 4.875% 1/15/30 236,262
230 (b) ZipRecruiter Inc 5.000% 1/15/30 202,330
200
(b)
ZoomInfo Technologies LLC/
ZoomInfo Finance Corp
3.875% 2/01/29 176,531
Total Industrial 73,925,654
Utility - 0.9%
110 Algonquin Power & Utilities
Corp
4.750% 1/18/82 95,408
200
(b)
Clearway Energy Operating
LLC
4.750% 3/15/28 188,470
110
(b)
Clearway Energy Operating
LLC
3.750% 2/15/31 92,996
150 Edison International 8.125% 6/15/53 152,987
110
(b)
NextEra Energy Operating
Partners LP
7.250% 1/15/29 111,418
71
(b)
TerraForm Power Operating
LLC
4.750% 1/15/30 63,284
Total Utility 704,563
Total Corporate Debt
(cost $84,785,843) 81,122,155
Total Long-Term Investments
(cost $84,785,843) 81,122,155
Other Assets & Liabilities, Net - 2.2% 1,857,437
Net Assets - 100% $ 82,979,592
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 81,122,155 $ – $ 81,122,155
Total
$ – $ 81,122,155 $ – $ 81,122,155

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $69,977,108 or 86.3% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
REIT Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.7%
X –
U.S. TREASURY - 41.8%
$ 200
United States Treasury Note/Bond
3.875% 3/31/25 $ 197,549
1,500
United States Treasury Note/Bond
0.250% 5/31/25 1,421,836
2,000
United States Treasury Note/Bond
4.250% 5/31/25 1,978,906
400
United States Treasury Note/Bond
4.625% 6/30/25 397,328
900
United States Treasury Note/Bond
4.750% 7/31/25 895,184
950
United States Treasury Note/Bond
0.250% 8/31/25 890,217
3,900
United States Treasury Note/Bond
0.250% 9/30/25 3,640,102
900
United States Treasury Note/Bond
5.000% 9/30/25 897,715
800
United States Treasury Note/Bond
0.250% 10/31/25 743,937
900
United States Treasury Note/Bond
5.000% 10/31/25 897,891
1,820
United States Treasury Note/Bond
0.375% 11/30/25 1,689,472
500
United States Treasury Note/Bond
4.875% 11/30/25 497,891
1,300
United States Treasury Note/Bond
0.375% 12/31/25 1,202,398
1,800
United States Treasury Note/Bond
4.250% 12/31/25 1,774,758
3,500
United States Treasury Note/Bond
0.375% 1/31/26 3,225,059
2,150
United States Treasury Note/Bond
4.250% 1/31/26 2,119,682
500
United States Treasury Note/Bond
0.500% 2/28/26 460,273
2,450
United States Treasury Note/Bond
4.625% 2/28/26 2,431,051
1,900
United States Treasury Note/Bond
0.750% 3/31/26 1,752,379
1,300
United States Treasury Note/Bond
4.500% 3/31/26 1,286,949
3,200
United States Treasury Note/Bond
0.750% 4/30/26 2,941,625
400
United States Treasury Note/Bond
4.875% 4/30/26 398,797
700
United States Treasury Note/Bond
0.750% 5/31/26 641,348
1,700
United States Treasury Note/Bond
0.875% 6/30/26 1,557,691
1,100
United States Treasury Note/Bond
0.625% 7/31/26 998,937
1,450
United States Treasury Note/Bond
0.750% 8/31/26 1,316,555
2,600
United States Treasury Note/Bond
0.875% 9/30/26 2,361,227
900
United States Treasury Note/Bond
1.125% 10/31/26 819,949
1,600
United States Treasury Note/Bond
1.250% 11/30/26 1,458,500
1,100
United States Treasury Note/Bond
1.250% 12/31/26 1,000,441
1,750
United States Treasury Note/Bond
1.875% 2/28/27 1,611,504
500
United States Treasury Note/Bond
2.500% 3/31/27 468,105
1,250
United States Treasury Note/Bond
2.750% 4/30/27 1,176,611
2,000
United States Treasury Note/Bond
2.625% 5/31/27 1,872,656
900
United States Treasury Note/Bond
0.500% 6/30/27 786,234
2,500
United States Treasury Note/Bond
3.250% 6/30/27 2,383,691
1,000
United States Treasury Note/Bond
2.750% 7/31/27 937,344
2,186
United States Treasury Note/Bond
2.250% 8/15/27 2,014,365
100
United States Treasury Note/Bond
4.125% 9/30/27 97,777
1,600
United States Treasury Note/Bond
4.125% 10/31/27 1,563,312
888
United States Treasury Note/Bond
2.250% 11/15/27 814,150
320
United States Treasury Note/Bond
0.625% 11/30/27 276,212
1,600
United States Treasury Note/Bond
3.875% 11/30/27 1,550,000
3,798
United States Treasury Note/Bond
3.875% 12/31/27 3,677,829
1,500
United States Treasury Note/Bond
3.500% 1/31/28 1,432,559
2,344
United States Treasury Note/Bond
2.750% 2/15/28 2,177,722

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 1,200
United States Treasury Note/Bond
4.000% 2/29/28 $ 1,166,250
3,200
United States Treasury Note/Bond
3.625% 3/31/28 3,066,750
2,000
United States Treasury Note/Bond
3.500% 4/30/28 1,906,641
1,100
United States Treasury Note/Bond
3.625% 5/31/28 1,053,121
1,900
United States Treasury Note/Bond
4.000% 6/30/28 1,844,484
2,450
United States Treasury Note/Bond
4.125% 7/31/28 2,389,420
3,700
United States Treasury Note/Bond
4.625% 9/30/28 3,679,043
650
United States Treasury Note/Bond
1.375% 10/31/28 561,895
2,000
United States Treasury Note/Bond
4.875% 10/31/28 2,009,141
2,550
United States Treasury Note/Bond
4.375% 11/30/28 2,511,352
4,750
United States Treasury Note/Bond
3.750% 12/31/28 4,553,691
300
United States Treasury Note/Bond
1.750% 1/31/29 262,125
2,850
United States Treasury Note/Bond
4.000% 1/31/29 2,761,494
3,850
United States Treasury Note/Bond
4.250% 2/28/29 3,771,496
2,650
United States Treasury Note/Bond
4.125% 3/31/29 2,580,852
800
United States Treasury Note/Bond
4.625% 4/30/29 796,938
1,470
United States Treasury Note/Bond
2.375% 5/15/29 1,316,396
514
United States Treasury Note/Bond
1.625% 8/15/29 440,835
500
United States Treasury Note/Bond
3.875% 12/31/29 478,965
100
United States Treasury Note/Bond
0.625% 5/15/30 78,707
150
United States Treasury Note/Bond
4.000% 1/31/31 143,877
1,000
United States Treasury Note/Bond
1.875% 2/15/32 817,344
3,050
United States Treasury Note/Bond
2.875% 5/15/32 2,679,949
1,150
United States Treasury Note/Bond
2.750% 8/15/32 997,221
1,150
United States Treasury Note/Bond
4.125% 11/15/32 1,104,180
700
United States Treasury Note/Bond
3.500% 2/15/33 640,145
800
United States Treasury Note/Bond
3.375% 5/15/33 723,000
1,300
United States Treasury Note/Bond
3.875% 8/15/33 1,220,375
1,750
United States Treasury Note/Bond
4.500% 11/15/33 1,724,297
2,250
United States Treasury Note/Bond
4.000% 2/15/34 2,130,469
200
United States Treasury Note/Bond
1.125% 8/15/40 116,562
1,300
United States Treasury Note/Bond
1.875% 2/15/41 854,395
500
United States Treasury Note/Bond
2.250% 5/15/41 348,437
1,050
United States Treasury Note/Bond
1.750% 8/15/41 666,709
198
United States Treasury Note/Bond
2.000% 11/15/41 130,804
1,400
United States Treasury Note/Bond
2.375% 2/15/42 981,586
3,900
United States Treasury Note/Bond
3.250% 5/15/42 3,132,645
1,964
United States Treasury Note/Bond
2.750% 8/15/42 1,453,513
500
United States Treasury Note/Bond
3.375% 8/15/42 407,910
135
United States Treasury Note/Bond
2.750% 11/15/42 99,541
498
United States Treasury Note/Bond
4.000% 11/15/42 443,706
600
United States Treasury Note/Bond
3.875% 5/15/43 523,242
950
United States Treasury Note/Bond
4.375% 8/15/43 887,211
2,340
United States Treasury Note/Bond
4.750% 11/15/43 2,295,394
2,050
United States Treasury Note/Bond
4.500% 2/15/44 1,946,219
4,221
United States Treasury Note/Bond
2.750% 8/15/47 2,957,503
1,850
United States Treasury Note/Bond
1.250% 5/15/50 873,908
700
United States Treasury Note/Bond
1.375% 8/15/50 341,551
200
United States Treasury Note/Bond
1.625% 11/15/50 104,516
3,800
United States Treasury Note/Bond
1.875% 2/15/51 2,121,469
1,100
United States Treasury Note/Bond
2.375% 5/15/51 693,945

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
42
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 160
United States Treasury Note/Bond
1.875% 11/15/51 $ 88,725
1,300
United States Treasury Note/Bond
2.250% 2/15/52 792,746
1,350
United States Treasury Note/Bond
2.875% 5/15/52 950,010
550
United States Treasury Note/Bond
3.000% 8/15/52 397,096
949
United States Treasury Note/Bond
4.000% 11/15/52 831,561
550
United States Treasury Note/Bond
3.625% 2/15/53 449,367
1,210
United States Treasury Note/Bond
3.625% 5/15/53 988,986
1,590
United States Treasury Note/Bond
4.125% 8/15/53 1,423,795
1,200
United States Treasury Note/Bond
4.750% 11/15/53 1,193,812
1,800
United States Treasury Note/Bond
4.250% 2/15/54 1,647,844
Total U.S. Treasury
(cost $160,045,664) 144,290,879
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 26.5%
$ 150
American Express Credit Account Master Trust 2023 3
5.230% 9/15/28 149,691
50
AmeriCredit Automobile Receivables Trust 2021-2
1.010% 1/19/27 47,192
50
BA Credit Card Trust 2023 A2
4.980% 11/15/28 49,617
200
BANK 2019 BN19
2.926% 8/15/61 175,805
100
BANK 2021 BN34
1.935% 6/15/63 91,494
100
BANK 2021 BN35
2.067% 6/15/64 86,155
50
BANK5 2023-5YR4
6.500% 12/15/56 51,346
50
BANK5 Trust 2024-5YR6 , (WI/DD)
6.225% 5/15/57 50,978
100
Barclays Commercial Mortgage S 2023 C21
6.000% 9/15/56 102,895
500
BBCMS Mortgage Trust 2020-C6
2.690% 2/15/53 468,644
200
Benchmark Mortgage Trust 2021 B24
2.264% 3/15/54 161,743
100
Benchmark Mortgage Trust 2021 B27
2.703% 7/15/54 69,389
100
Benchmark Mortgage Trust 2021 B28
2.073% 8/15/54 85,093
90
BMARK 2023-V4
6.841% 11/15/56 93,531
100
BMO Mortgage Trust 2023 5C1
7.355% 8/15/56 103,128
90
BMO Mortgage Trust 2024 C8
5.598% 9/15/56 89,577
100
Capital One Multi-Asset Execution Trust 2022 A2
3.490% 5/15/27 97,928
100
CarMax Auto Owner Trust 2022 1
1.700% 8/16/27 93,495
71
(b) Carvana Auto Receivables Trust 2022-N1
4.130% 12/11/28 69,809
100
Citibank Credit Card Issuance Trust 2023 A1
5.230% 12/08/27 99,593
180
Citigroup Commercial Mortgage Trust 2016-C1
3.209% 5/10/49 170,813
500
COMM Mortgage Trust 2015 LC19
3.183% 2/10/48 490,405
100
Discover Card Execution Note Trust 2021 A1
0.580% 9/15/26 98,162
195
Fannie Mae Pool FN MA2941
3.500% 3/01/32 185,481
60
Fannie Mae Pool FN MA3392
3.500% 6/01/33 56,343
129
Fannie Mae Pool FN MA3490
4.000% 10/01/33 123,128
48
Fannie Mae Pool FN MA3828
3.000% 11/01/34 44,046
97
Fannie Mae Pool FN MA3865
3.000% 12/01/34 88,955
117
Fannie Mae Pool FN MA3957
3.500% 3/01/35 108,771
533
Fannie Mae Pool FN MA4074
2.000% 7/01/35 461,291
477
Fannie Mae Pool FN MA4123
2.000% 9/01/35 413,906
460
Fannie Mae Pool FN MA4180
2.500% 11/01/35 410,697
470
Fannie Mae Pool FN MA4278
1.500% 3/01/36 397,883
544
Fannie Mae Pool FN MA4298
2.500% 3/01/36 485,647
139
Fannie Mae Pool FN MA4302
1.500% 4/01/36 117,537
61
Fannie Mae Pool FN MA4316 2021 MTGE
2.500% 4/01/36 53,952

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 157
Fannie Mae Pool FN MA4330
2.500% 5/01/36 $ 139,323
288
Fannie Mae Pool FN MA4359
1.500% 6/01/36 243,234
65
Fannie Mae Pool FN MA4361 2021 MTGE
2.500% 6/01/36 57,970
147
Fannie Mae Pool FN MA4402
1.500% 8/01/36 124,175
270
Fannie Mae Pool FN MA4516
2.000% 1/01/37 233,435
220
Fannie Mae Pool FN MA4535
1.500% 2/01/37 184,677
1,070
Fannie Mae Pool FN MA4536
2.000% 2/01/37 923,093
323
Fannie Mae Pool FN MA4566
1.500% 3/01/37 271,643
210
Fannie Mae Pool FN MA4602
2.000% 5/01/37 181,016
98
Fannie Mae Pool FN MA4604
3.000% 5/01/37 89,003
293
Fannie Mae Pool FN MA4629 2022 1
3.000% 6/01/37 265,459
90
Fannie Mae Pool FN MA5042
4.500% 6/01/38 86,717
108
Fannie Mae Pool FN MA3890
3.000% 1/01/40 94,224
695
Fannie Mae Pool FN MA4268
2.000% 2/01/41 568,098
116
Fannie Mae Pool FN MA4310
1.500% 4/01/41 91,830
534
Fannie Mae Pool FN MA4334
2.500% 5/01/41 445,056
81
Fannie Mae Pool FN MA4364
2.000% 6/01/41 66,003
75
Fannie Mae Pool FN MA4366
2.500% 6/01/41 63,050
232
Fannie Mae Pool FN MA4387
2.000% 7/01/41 189,307
313
Fannie Mae Pool FN MA4423
2.500% 9/01/41 263,813
764
Fannie Mae Pool FN MA3143
3.000% 9/01/47 646,068
445
Fannie Mae Pool FN MA3120
3.500% 9/01/47 391,141
49
Fannie Mae Pool FN MA3182
3.500% 11/01/47 43,068
164
Fannie Mae Pool FN MA3358
4.500% 5/01/48 153,492
2,226
Fannie Mae Pool FN FM5665
3.500% 8/01/48 1,954,208
92
Fannie Mae Pool FN MA3536
4.000% 12/01/48 83,809
157
Fannie Mae Pool FN MA3574
3.500% 1/01/49 137,420
1,472
Fannie Mae Pool FN FM5488
4.000% 5/01/49 1,343,373
930
Fannie Mae Pool FN MA3774
3.000% 9/01/49 780,988
627
Fannie Mae Pool FN MA3905
3.000% 1/01/50 527,074
652
Fannie Mae Pool FN MA4077 , (WI/DD)
2.000% 7/01/50 496,654
239
Fannie Mae Pool FN MA4078
2.500% 7/01/50 191,080
355
Fannie Mae Pool FN MA4079 , (WI/DD)
3.000% 7/01/50 297,509
228
Fannie Mae Pool FN MA4097
3.000% 8/01/50 191,239
251
Fannie Mae Pool FN MA4158
2.000% 10/01/50 191,056
1,979
Fannie Mae Pool FN MA4182
2.000% 11/01/50 1,507,580
249
Fannie Mae Pool FN MA4183 , (WI/DD)
2.500% 11/01/50 198,517
1,274
Fannie Mae Pool FN MA4208
2.000% 12/01/50 969,595
810
Fannie Mae Pool FN MA4254
1.500% 2/01/51 583,107
877
Fannie Mae Pool FN MA4255
2.000% 2/01/51 667,567
332
Fannie Mae Pool FN MA4304
1.500% 4/01/51 238,936
2,236
Fannie Mae Pool FN MA4305 2021 MTGE
2.000% 4/01/51 1,699,534
77
Fannie Mae Pool FN MA4337
4.000% 4/01/51 69,193
809
Fannie Mae Pool FN MA4325
2.000% 5/01/51 614,642
300
Fannie Mae Pool FN MA4327
3.000% 5/01/51 249,496
1,728
Fannie Mae Pool FN MA4355 2021 MTGE
2.000% 6/01/51 1,311,661
591
Fannie Mae Pool FN MA4357
3.000% 6/01/51 490,670
173
Fannie Mae Pool FN MA4377
1.500% 7/01/51 123,912
249
Fannie Mae Pool FN MA4378
2.000% 7/01/51 189,221
438
Fannie Mae Pool FN MA4397
1.500% 8/01/51 314,523
1,301
Fannie Mae Pool FN MA4398
2.000% 8/01/51 987,560

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
44
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 945
Fannie Mae Pool FN MA4437 2021 MA4437
2.000% 10/01/51 $ 716,280
313
Fannie Mae Pool FN MA4439
3.000% 10/01/51 259,092
702
Fannie Mae Pool FN MA4465
2.000% 11/01/51 532,204
1,571
Fannie Mae Pool FN MA4492
2.000% 12/01/51 1,191,254
1,410
Fannie Mae Pool FN MA4511 2021
2.000% 12/01/51 1,067,275
6,911
Fannie Mae Pool FN MA4493
2.500% 12/01/51 5,489,182
819
Fannie Mae Pool FN MA4512
2.500% 1/01/52 648,461
449
Fannie Mae Pool FN MA4513 2021
3.000% 1/01/52 373,031
1,370
Fannie Mae Pool FN MA4549
3.000% 2/01/52 1,133,676
1,319
Fannie Mae Pool FN MA4562
2.000% 3/01/52 997,956
2,957
Fannie Mae Pool FN MA4563
2.500% 3/01/52 2,344,225
327
Fannie Mae Pool FN MA4564 2022 1
3.000% 3/01/52 270,546
829
Fannie Mae Pool FN MA4565
3.500% 3/01/52 717,719
364
Fannie Mae Pool FN MA4577
2.000% 4/01/52 275,664
2,152
Fannie Mae Pool FN MA4578
2.500% 4/01/52 1,706,927
444
Fannie Mae Pool FN MA4579
3.000% 4/01/52 366,921
226
Fannie Mae Pool FN MA4600 2022 2
3.500% 5/01/52 195,338
609
Fannie Mae Pool FN MA4644 2022 1
4.000% 5/01/52 545,892
271
Fannie Mae Pool FN MA4625 2022 1
3.500% 6/01/52 233,941
875
Fannie Mae Pool FN MA4684 2022 1
4.500% 6/01/52 806,944
377
Fannie Mae Pool FN MA4686
5.000% 6/01/52 357,831
544
Fannie Mae Pool FN MA4653
3.000% 7/01/52 449,446
214
Fannie Mae Pool FN MA4654
3.500% 7/01/52 184,965
533
Fannie Mae Pool FN MA4699 2022 1
3.500% 7/01/52 460,268
635
Fannie Mae Pool FN MA4700 2022 1
4.000% 7/01/52 569,104
318
Fannie Mae Pool FN MA4655
4.000% 7/01/52 284,157
537
Fannie Mae Pool FN MA4701 2022 1
4.500% 7/01/52 495,141
713
Fannie Mae Pool FN MA4656
4.500% 7/01/52 657,208
348
Fannie Mae Pool FN MA4709
5.000% 7/01/52 329,816
959
Fannie Mae Pool FN MA4737 2022 1
5.000% 8/01/52 909,698
950
Fannie Mae Pool FN MA4738
5.500% 8/01/52 925,475
316
Fannie Mae Pool FN MA4731 2022 1
3.500% 9/01/52 272,390
366
Fannie Mae Pool FN MA4732
4.000% 9/01/52 328,012
560
Fannie Mae Pool FN MA4781
3.000% 10/01/52 462,828
468
Fannie Mae Pool FN MA4782
3.500% 10/01/52 403,533
585
Fannie Mae Pool FN MA4783
4.000% 10/01/52 524,081
553
Fannie Mae Pool FN MA4805 2022 1
4.500% 11/01/52 509,724
353
Fannie Mae Pool FN MA4807
5.500% 11/01/52 344,164
591
Fannie Mae Pool FN MA4847
6.000% 11/01/52 588,029
236
Fannie Mae Pool FN MA4852
6.500% 11/01/52 238,831
449
Fannie Mae Pool FN MA4842 2022 1
5.500% 12/01/52 437,330
944
Fannie Mae Pool FN MA4894
6.000% 1/01/53 936,421
654
Fannie Mae Pool FN MA4895
6.500% 1/01/53 661,160
420
Fannie Mae Pool FN MA5027
4.000% 5/01/53 375,636
285
Fannie Mae Pool FN MA5008
4.500% 5/01/53 262,411
385
Fannie Mae Pool FN MA5009
5.000% 5/01/53 364,589
259
Fannie Mae Pool FN MA5012
6.500% 5/01/53 261,683
195
Fannie Mae Pool FN MA5071
5.000% 7/01/53 185,195
809
Fannie Mae Pool FN MA5106
5.000% 8/01/53 767,141
200
Fannie Mae Pool
6.000% 8/01/53 197,940
1,137
Fannie Mae Pool FN MA5165
5.500% 10/01/53 1,104,140

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 94
Fannie Mae Pool FN MA5166
6.000% 10/01/53 $ 93,540
267
Fannie Mae Pool FN MA5190
5.500% 11/01/53 258,911
201
Fannie Mae Pool
6.500% 11/01/53 202,247
90
Fannie Mae Pool FN MA5193
7.000% 11/01/53 91,589
475
Fannie Mae Pool FN MA5216
6.000% 12/01/53 470,599
188
Fannie Mae Pool FN MA5217
6.500% 12/01/53 189,545
267
Fannie Mae Pool FN MA5218
7.000% 12/01/53 272,322
194
Fannie Mae Pool FN MA5247
6.000% 1/01/54 192,434
207
Fannie Mae Pool
5.500% 2/01/54 200,764
186
Fannie Mae Pool FN MA5273
6.500% 2/01/54 187,428
148
Fannie Mae Pool FN MA5295
6.000% 3/01/54 146,274
95
Fannie Mae Pool FN MA5298
7.000% 3/01/54 97,030
243
Fannie Mae Pool FN MA5329
6.500% 4/01/54 244,405
287
Fannie Mae Pool FN MA5342
7.000% 4/01/54 292,452
181
Fannie Mae-Aces 2018 M7
3.129% 3/25/28 168,789
249
Fannie Mae-Aces 2018 M10
3.469% 7/25/28 234,100
55
Ford Credit Auto Owner Trust 2022 A
1.290% 6/15/26 53,655
50
Ford Credit Auto Owner Trust 2024 A
5.010% 9/15/29 49,507
780 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K735
2.862% 5/25/26 745,217
98 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
0.861% 6/25/27 90,200
62 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K742
1.760% 3/25/28 54,814
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K743
1.770% 5/25/28 87,813
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K505
4.819% 6/25/28 98,657
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K506
4.650% 8/25/28 98,041
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K507
4.800% 9/25/28 98,379
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 K517
5.355% 1/25/29 100,683
35 Freddie Mac Multifamily Structured Pass Through
Certificates S K518
5.400% 1/25/29 35,286
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 K520
5.180% 3/25/29 100,055
303 Freddie Mac Multifamily Structured Pass Through
Certificates 2019 K094
2.701% 4/25/29 284,354
94 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K125
1.101% 8/25/30 80,695
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 K753
4.400% 10/25/30 95,873
96 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K127
1.353% 11/25/30 83,668
50 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 K755
5.203% 2/25/31 50,101
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 K129
1.647% 5/25/31 79,766
100 Freddie Mac Multifamily Structured Pass Through
Certificates 2023 160
4.500% 8/25/33 95,350

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
46
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 95 Freddie Mac Multifamily Structured Pass Through
Certificates 2024 162
5.150% 12/25/33 $ 94,992
98 Freddie Mac Multifamily Structured Pass Through
Certificates 2021 1520
2.007% 7/25/35 77,953
701
Freddie Mac Pool FR SD3574
3.000% 11/01/48 594,083
106
Freddie Mac Pool FR SD8071 , (WI/DD)
4.500% 6/01/50 98,416
433
Ginnie Mae II Pool G2 MA3663
3.500% 5/20/46 387,470
55
Ginnie Mae II Pool G2 MA5264
4.000% 6/20/48 50,391
63
Ginnie Mae II Pool G2 MA5398
4.000% 8/20/48 57,655
388
Ginnie Mae II Pool G2 MA6038
3.000% 7/20/49 332,953
181
Ginnie Mae II Pool G2 MA6283
3.000% 11/20/49 155,490
708
Ginnie Mae II Pool G2 MA6338
3.000% 12/20/49 608,230
213
Ginnie Mae II Pool G2 MA6340
4.000% 12/20/49 195,388
221
Ginnie Mae II Pool G2 MA6410
3.500% 1/20/50 196,026
137
Ginnie Mae II Pool G2 MA6542
3.500% 3/20/50 121,727
71
Ginnie Mae II Pool G2 MA6600
3.500% 4/20/50 63,242
72
Ginnie Mae II Pool G2 MA6820
3.000% 8/20/50 61,555
701
Ginnie Mae II Pool G2 MA6864
2.000% 9/20/50 552,884
627
Ginnie Mae II Pool G2 MA6865
2.500% 9/20/50 515,632
76
Ginnie Mae II Pool G2 MA6931
2.500% 10/20/50 62,279
252
Ginnie Mae II Pool G2 MA6995
2.500% 11/20/50 207,311
447
Ginnie Mae II Pool G2 MA7051 2020 GNMA II
2.000% 12/20/50 351,948
219
Ginnie Mae II Pool G2 MA7054
3.500% 12/20/50 195,185
417
Ginnie Mae II Pool G2 MA7136
2.500% 1/20/51 342,705
475
Ginnie Mae II Pool G2 MA7312 2021 MTGE
2.500% 4/20/51 390,275
527
Ginnie Mae II Pool G2 MA7367
2.500% 5/20/51 431,809
346
Ginnie Mae II Pool G2 MA7419 2021 MTGE
3.000% 6/20/51 294,549
763
Ginnie Mae II Pool G2 MA7472
2.500% 7/20/51 626,656
244
Ginnie Mae II Pool G2 MA7533
2.000% 8/20/51 192,017
233
Ginnie Mae II Pool G2 MA7534
2.500% 8/20/51 191,582
761
Ginnie Mae II Pool G2 MA7704
2.000% 11/20/51 599,293
256
Ginnie Mae II Pool G2 MA7826
2.000% 1/20/52 201,890
169
Ginnie Mae II Pool G2 MA7827
2.500% 1/20/52 138,616
1,414
Ginnie Mae II Pool G2 MA7882
3.000% 2/20/52 1,203,507
210
Ginnie Mae II Pool G2 MA7883
3.500% 2/20/52 184,623
1,478
Ginnie Mae II Pool G2 MA7935
2.000% 3/20/52 1,164,176
218
Ginnie Mae II Pool G2 MA7936
2.500% 3/20/52 179,030
426
Ginnie Mae II Pool G2 MA7937
3.000% 3/20/52 362,261
787
Ginnie Mae II Pool G2 MA7938
3.500% 3/20/52 693,327
204
Ginnie Mae II Pool G2 MA7939
4.000% 3/20/52 185,204
559
Ginnie Mae II Pool G2 MA8042
2.500% 5/20/52 458,098
208
Ginnie Mae II Pool G2 MA8044
3.500% 5/20/52 183,560
441
Ginnie Mae II Pool G2 MA8046
4.500% 5/20/52 411,608
762
Ginnie Mae II Pool G2 MA8100
4.000% 6/20/52 690,848
223
Ginnie Mae II Pool G2 MA8101
4.500% 6/20/52 207,803
436
Ginnie Mae II Pool G2 MA8102
5.000% 6/20/52 418,403
451
Ginnie Mae II Pool G2 MA8151
4.500% 7/20/52 420,380
183
Ginnie Mae II Pool G2 MA8200
4.000% 8/20/52 165,752
181
Ginnie Mae II Pool G2 MA8201
4.500% 8/20/52 169,186
179
Ginnie Mae II Pool G2 MA8202
5.000% 8/20/52 171,488
183
Ginnie Mae II Pool G2 MA8266
3.500% 9/20/52 161,337

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 202
Ginnie Mae II Pool G2 MA8267 2022 A
4.000% 9/20/52 $ 183,270
174
Ginnie Mae II Pool G2 MA8349
5.500% 10/20/52 171,201
184
Ginnie Mae II Pool G2 MA8428
5.000% 11/20/52 176,409
166
Ginnie Mae II Pool G2 MA8430
6.000% 11/20/52 166,867
261
Ginnie Mae II Pool G2 MA8487
3.500% 12/20/52 230,054
450
Ginnie Mae II Pool G2 MA8491
5.500% 12/20/52 441,301
164
Ginnie Mae II Pool G2 MA8492
6.000% 12/20/52 165,221
420
Ginnie Mae II Pool G2 MA8571
6.000% 1/20/53 422,761
213
Ginnie Mae II Pool G2 MA8572
6.500% 1/20/53 215,509
336
Ginnie Mae II Pool G2 MA8801
5.500% 4/20/53 329,928
191
Ginnie Mae II Pool G2 MA8876
4.000% 5/20/53 173,516
155
Ginnie Mae II Pool G2 MA8881
6.500% 5/20/53 157,620
98
Ginnie Mae II Pool G2 MA9015
4.500% 7/20/53 91,060
293
Ginnie Mae II Pool G2 MA9106
5.500% 8/20/53 287,830
271
Ginnie Mae II Pool G2 MA9170
5.000% 9/20/53 259,007
196
Ginnie Mae II Pool G2 MA9171
5.500% 9/20/53 192,810
98
Ginnie Mae II Pool G2 MA9172
6.000% 9/20/53 98,461
98
Ginnie Mae II Pool G2 MA9244
7.000% 10/20/53 99,723
208
Ginnie Mae II Pool G2 MA9303
4.500% 11/20/53 194,031
297
Ginnie Mae II Pool G2 MA9361
5.000% 12/20/53 284,724
308
Ginnie Mae II Pool G2 MA9422
5.000% 1/20/54 294,944
293
Ginnie Mae II Pool G2 MA9424
6.000% 1/20/54 294,512
149
Ginnie Mae II Pool G2 MA9425
6.500% 1/20/54 150,798
294
Ginnie Mae II Pool G2 MA9490
6.500% 2/20/54 297,627
50
GM Financial Consumer Automobile Receivables Trust
2024 2
5.100% 3/16/29 49,663
32 GM Financial Consumer Automobile Receivables Trust
2022-1 2022 1
1.260% 11/16/26 31,013
200
GS Mortgage Securities Trust 2019 GC38
3.968% 2/10/52 183,862
18
Honda Auto Receivables Owner Trust 2021 2
0.330% 8/15/25 17,346
100
Hyundai Auto Receivables Trust 2023 C
5.540% 10/16/28 100,299
50
John Deere Owner Trust 2021 B
0.740% 5/15/28 47,816
25
Mercedes-Benz Auto Receivables Trust 2024-1
4.790% 7/15/31 24,582
100
Morgan Stanley Capital I Trust 2021-L5
1.518% 5/15/54 90,366
100
Santander Drive Auto Receivables Trust 2024 2
5.650% 11/15/28 99,851
100
Synchrony Card Funding LLC 2023 A1
5.540% 7/15/29 100,072
100
Toyota Auto Receivables Owner Trust 2021-B
0.530% 10/15/26 95,300
100
UNITED STATES 2023 B
5.600% 2/15/29 100,293
100
UNITED STATES 2023 C22
6.804% 11/15/56 108,835
90
Verizon Master Trust 2021 1
0.500% 5/20/27 89,759
300
Wells Fargo Commercial Mortgage Trust 2019 C49
3.760% 3/15/52 278,113
90
Wells Fargo Commercial Mortgage Trust 2016 C32
3.324% 1/15/59 88,651
32
World Omni Auto Receivables Trust 2021 B
0.420% 6/15/26 31,807
372
Fannie Mae Pool , (WI/DD)
2.500% 5/01/50 297,379
Total Securitized
(cost $105,797,062) 91,649,541

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
48
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 25.4%
Financials - 8.4%
$ 10 Aegon Ltd 5.500% 4/11/48 $ 9,600
200 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
2.450% 10/29/26 184,786
30 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.650% 7/21/27 28,125
20 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.875% 1/23/28 18,707
10 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
5.100% 1/19/29 9,753
10 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
6.150% 9/30/30 10,146
190 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.300% 1/30/32 158,621
10 Affiliated Managers Group Inc 3.500% 8/01/25 9,720
60 Aflac Inc 3.600% 4/01/30 54,560
160 Air Lease Corp 2.875% 1/15/26 152,276
10 Air Lease Corp 4.625% 10/01/28 9,567
30 Air Lease Corp 3.125% 12/01/30 25,680
30 Air Lease Corp 2.875% 1/15/32 24,658
40 Aircastle Ltd 4.250% 6/15/26 38,679
100 Alexandria Real Estate Equities
Inc
3.375% 8/15/31 86,510
100 Alexandria Real Estate Equities
Inc
2.950% 3/15/34 78,886
50 Alexandria Real Estate Equities
Inc
5.625% 5/15/54 45,953
10 Ally Financial Inc 5.800% 5/01/25 9,980
30 Ally Financial Inc 8.000% 11/01/31 32,329
92 Ally Financial Inc 8.000% 11/01/31 99,606
100 American Express Co 4.990% 5/01/26 99,197
90 American Express Co 1.650% 11/04/26 81,974
150 American Express Co 5.625% 7/28/34 146,786
120 American International Group
Inc
3.400% 6/30/30 107,044
70 Ameriprise Financial Inc 5.700% 12/15/28 70,777
10 Ameriprise Financial Inc 4.500% 5/13/32 9,418
110 Aon Corp / Aon Global
Holdings PLC
5.350% 2/28/33 106,995
50 Aon North America Inc 5.450% 3/01/34 48,903
10 Apollo Global Management Inc 6.375% 11/15/33 10,442
90 Arthur J Gallagher & Co 3.050% 3/09/52 53,933
42 Assurant Inc 2.650% 1/15/32 33,595
30 Australia & New Zealand
Banking Group Ltd/New York
NY
5.375% 7/03/25 29,952
10 Australia & New Zealand
Banking Group Ltd/New York
NY
3.700% 11/16/25 9,751
120 AvalonBay Communities Inc 5.300% 12/07/33 117,055
320 Banco Santander SA 4.175% 3/24/28 304,451
150 Banco Santander SA 3.490% 5/28/30 131,738
100 Bank of America Corp 3.384% 4/02/26 97,725
170 Bank of America Corp 5.080% 1/20/27 168,197
40 Bank of America Corp 1.734% 7/22/27 36,697
300 Bank of America Corp 2.087% 6/14/29 261,002
150 Bank of America Corp 4.271% 7/23/29 142,279
730 Bank of America Corp 3.974% 2/07/30 678,526
200 Bank of America Corp 2.592% 4/29/31 168,196
250 Bank of America Corp 2.651% 3/11/32 206,140

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 Bank of America Corp 2.299% 7/21/32 $ 79,661
310 Bank of America Corp 5.872% 9/15/34 310,564
272 Bank of America Corp 3.311% 4/22/42 200,155
250 Bank of America Corp 2.972% 7/21/52 157,160
100 Bank of Montreal 2.650% 3/08/27 92,706
50 Bank of Montreal 5.717% 9/25/28 50,559
48 Bank of Montreal 3.803% 12/15/32 44,436
100 Bank of New York Mellon Corp/
The
2.800% 5/04/26 95,208
100 Bank of New York Mellon Corp/
The
2.050% 1/26/27 92,011
100 Bank of New York Mellon Corp/
The
5.188% 3/14/35 96,173
80 Bank of New York Mellon/The 5.148% 5/22/26 79,537
150 Bank of Nova Scotia/The 3.450% 4/11/25 146,934
130 Bank of Nova Scotia/The 1.350% 6/24/26 119,238
310 Barclays PLC 4.836% 5/09/28 295,947
200 Barclays PLC 7.385% 11/02/28 208,893
200 Barclays PLC 6.692% 9/13/34 207,082
40 BlackRock Inc 3.250% 4/30/29 36,597
30 BlackRock Inc 1.900% 1/28/31 24,342
10 BlackRock Inc 4.750% 5/25/33 9,624
162 Boston Properties LP 2.900% 3/15/30 135,339
50 Brixmor Operating Partnership
LP
4.125% 6/15/26 48,242
120 Brookfield Finance I UK Plc /
Brookfield Finance Inc
2.340% 1/30/32 94,902
20 Brookfield Finance Inc 3.900% 1/25/28 18,963
50 Brookfield Finance Inc 6.350% 1/05/34 51,383
10 Brookfield Finance Inc 5.968% 3/04/54 9,787
40 Camden Property Trust 2.800% 5/15/30 34,520
100 Canadian Imperial Bank of
Commerce
6.092% 10/03/33 101,737
200 Capital One Financial Corp 5.468% 2/01/29 196,471
100 Capital One Financial Corp 6.312% 6/08/29 100,884
100 Capital One Financial Corp 7.624% 10/30/31 107,610
100 Capital One Financial Corp 6.051% 2/01/35 98,358
10 Cboe Global Markets Inc 3.650% 1/12/27 9,598
30 Cboe Global Markets Inc 3.000% 3/16/32 25,386
230 Centene Corp 3.375% 2/15/30 200,373
10 Charles Schwab Corp/The 3.200% 3/02/27 9,427
200 Charles Schwab Corp/The 2.000% 3/20/28 176,601
10 Charles Schwab Corp/The 4.000% 2/01/29 9,483
110 Charles Schwab Corp/The 5.643% 5/19/29 110,173
10 Charles Schwab Corp/The 3.250% 5/22/29 9,081
10 Charles Schwab Corp/The 6.136% 8/24/34 10,140
119 Chubb Corp/The 6.000% 5/11/37 123,286
10 Chubb INA Holdings LLC 1.375% 9/15/30 7,939
988 Citigroup Inc 3.980% 3/20/30 915,412
100 Citigroup Inc 2.561% 5/01/32 81,414
280 Citigroup Inc 2.520% 11/03/32 224,423
100 Citigroup Inc 6.174% 5/25/34 99,244
50 Citigroup Inc 5.827% 2/13/35 48,123
20 Citizens Financial Group Inc 2.850% 7/27/26 18,667
100 Citizens Financial Group Inc 2.638% 9/30/32 74,453
100 CME Group Inc 2.650% 3/15/32 84,163
60 CME Group Inc 5.300% 9/15/43 58,611
50 Comerica Inc 5.982% 1/30/30 48,554
250 Commonwealth Bank of
Australia/New York NY
5.499% 9/12/25 250,219
140 Cooperatieve Rabobank UA 3.750% 7/21/26 133,657

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
50
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 COPT Defense Properties LP 2.000% 1/15/29 $ 83,284
270 Credit Suisse AG/New York NY 2.950% 4/09/25 263,100
150 Deutsche Bank AG/New York
NY
2.552% 1/07/28 136,974
150 Deutsche Bank AG/New York
NY
6.819% 11/20/29 154,165
100 Digital Realty Trust LP 5.550% 1/15/28 99,584
130 Discover Financial Services 6.700% 11/29/32 133,203
10 Eaton Vance Corp 3.500% 4/06/27 9,491
20 Elevance Health Inc 3.650% 12/01/27 18,870
100 Elevance Health Inc 2.250% 5/15/30 83,495
50 Elevance Health Inc 5.500% 10/15/32 49,791
100 Elevance Health Inc 4.650% 1/15/43 86,109
10 Elevance Health Inc 3.125% 5/15/50 6,516
110 Elevance Health Inc 4.550% 5/15/52 90,582
20 Equitable Holdings Inc 7.000% 4/01/28 21,097
52 Equitable Holdings Inc 5.000% 4/20/48 45,012
50 Federal Realty OP LP 3.500% 6/01/30 44,178
132 Fifth Third Bancorp 1.707% 11/01/27 119,305
100 Fifth Third Bancorp 6.339% 7/27/29 101,140
50 Fifth Third Bancorp 5.631% 1/29/32 48,590
30 First American Financial Corp 2.400% 8/15/31 23,188
30 Franklin Resources Inc 1.600% 10/30/30 23,793
50 GATX Corp 4.700% 4/01/29 48,144
10 GATX Corp 4.000% 6/30/30 9,095
30 GATX Corp 3.500% 6/01/32 25,450
20 GATX Corp 6.050% 3/15/34 19,998
10 GATX Corp 5.200% 3/15/44 8,806
50 Goldman Sachs Bank USA/New
York NY
5.283% 3/18/27 49,670
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 182,615
350 Goldman Sachs Group Inc/The 3.800% 3/15/30 320,162
50 Goldman Sachs Group Inc/The 0.000% 4/25/30 50,081
652 Goldman Sachs Group Inc/The 2.383% 7/21/32 521,778
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 161,948
100 Goldman Sachs Group Inc/The 6.561% 10/24/34 105,253
80 Hartford Financial Services
Group Inc/The
2.900% 9/15/51 48,996
100 Healthpeak OP LLC 2.125% 12/01/28 86,582
50 Healthpeak OP LLC 3.500% 7/15/29 45,364
50 Host Hotels & Resorts LP 4.500% 2/01/26 48,713
10 Host Hotels & Resorts LP 3.375% 12/15/29 8,729
200 HSBC Holdings PLC 7.336% 11/03/26 204,490
200 HSBC Holdings PLC 2.013% 9/22/28 176,684
270 HSBC Holdings PLC 2.206% 8/17/29 232,962
450 HSBC Holdings PLC 2.804% 5/24/32 367,098
200 HSBC Holdings PLC 6.547% 6/20/34 202,407
100 Humana Inc 5.750% 12/01/28 100,390
30 Humana Inc 4.875% 4/01/30 28,890
50 Humana Inc 5.375% 4/15/31 48,751
100 Humana Inc 2.150% 2/03/32 77,690
110 Huntington Bancshares Inc/OH 5.709% 2/02/35 105,457
100 ING Groep NV 3.950% 3/29/27 95,528
70 ING Groep NV 4.050% 4/09/29 65,281
200 ING Groep NV 5.550% 3/19/35 192,602
64 Intercontinental Exchange Inc 3.750% 9/21/28 60,248
10 Intercontinental Exchange Inc 4.350% 6/15/29 9,554
20 Intercontinental Exchange Inc 1.850% 9/15/32 15,174
100 Intercontinental Exchange Inc 4.600% 3/15/33 93,724
90 Intercontinental Exchange Inc 4.250% 9/21/48 72,843

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 30 Invesco Finance PLC 3.750% 1/15/26 $ 29,058
100 Invitation Homes Operating
Partnership LP
5.450% 8/15/30 97,867
10 Janus Henderson US Holdings
Inc
4.875% 8/01/25 9,872
230 JPMorgan Chase & Co 4.080% 4/26/26 226,033
150 JPMorgan Chase & Co 1.470% 9/22/27 136,039
50 JPMorgan Chase & Co 5.581% 4/22/30 49,956
480 JPMorgan Chase & Co 3.702% 5/06/30 440,343
210 JPMorgan Chase & Co 2.739% 10/15/30 182,096
648 JPMorgan Chase & Co 4.493% 3/24/31 613,701
110 JPMorgan Chase & Co 2.545% 11/08/32 89,244
140 JPMorgan Chase & Co 3.157% 4/22/42 101,133
450 JPMorgan Chase & Co 3.328% 4/22/52 306,248
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 20,249
20 KeyBank NA/Cleveland OH 3.900% 4/13/29 17,565
110 KeyCorp 2.250% 4/06/27 98,370
60 KeyCorp 6.401% 3/06/35 59,022
40 Kilroy Realty LP 4.750% 12/15/28 37,581
20 Kilroy Realty LP 2.500% 11/15/32 14,619
100 Kimco Realty OP LLC 2.250% 12/01/31 78,316
30 Legg Mason Inc 4.750% 3/15/26 29,635
40 Legg Mason Inc 5.625% 1/15/44 38,533
70 Lincoln National Corp 3.050% 1/15/30 60,468
20 Lincoln National Corp 3.400% 3/01/32 16,718
30 Lincoln National Corp 4.375% 6/15/50 21,872
90 Lloyds Banking Group PLC 4.550% 8/16/28 86,039
50 Lloyds Banking Group PLC 4.344% 1/09/48 37,716
20 LPL Holdings Inc 6.750% 11/17/28 20,555
50 LXP Industrial Trust 6.750% 11/15/28 51,277
100 M&T Bank Corp 7.413% 10/30/29 103,691
50 M&T Bank Corp 6.082% 3/13/32 48,851
30 Manulife Financial Corp 5.375% 3/04/46 27,866
120 Marsh & McLennan Cos Inc 2.250% 11/15/30 99,735
10 Marsh & McLennan Cos Inc 4.750% 3/15/39 9,084
40 Marsh & McLennan Cos Inc 4.350% 1/30/47 32,770
10 Marsh & McLennan Cos Inc 4.200% 3/01/48 7,929
50 Marsh & McLennan Cos Inc 5.450% 3/15/54 47,723
220 MetLife Inc 4.875% 11/13/43 195,370
50 Mid-America Apartments LP 5.000% 3/15/34 47,473
200 Mitsubishi UFJ Financial Group
Inc
2.757% 9/13/26 187,754
140 Mitsubishi UFJ Financial Group
Inc
1.538% 7/20/27 128,002
64 Mitsubishi UFJ Financial Group
Inc
3.961% 3/02/28 60,933
200 Mitsubishi UFJ Financial Group
Inc
5.441% 2/22/34 197,576
150 Mizuho Financial Group Inc 2.651% 5/22/26 145,200
10 Mizuho Financial Group Inc 3.663% 2/28/27 9,517
50 Mizuho Financial Group Inc 4.254% 9/11/29 47,298
100 Mizuho Financial Group Inc 2.869% 9/13/30 86,791
10 Mizuho Financial Group Inc 1.979% 9/08/31 7,982
50 Morgan Stanley 4.350% 9/08/26 48,638
50 Morgan Stanley 5.652% 4/13/28 50,049
110 Morgan Stanley 4.210% 4/20/28 105,957
10 Morgan Stanley 3.591% 7/22/28 9,410
507 Morgan Stanley 3.772% 1/24/29 475,768
100 Morgan Stanley 5.123% 2/01/29 98,416
291 Morgan Stanley 4.431% 1/23/30 276,808
50 Morgan Stanley 5.656% 4/18/30 50,011

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
52
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 120 Morgan Stanley 3.622% 4/01/31 $ 107,857
200 Morgan Stanley 2.239% 7/21/32 159,041
120 Morgan Stanley 5.424% 7/21/34 116,441
100 Morgan Stanley 6.627% 11/01/34 105,518
100 Morgan Stanley 5.466% 1/18/35 97,288
50 Morgan Stanley 5.656% 4/19/35 49,980
100 Morgan Stanley 2.484% 9/16/36 77,141
100 Morgan Stanley 5.942% 2/07/39 96,220
20 Morgan Stanley 4.300% 1/27/45 16,617
120 Nasdaq Inc 5.550% 2/15/34 117,367
150 National Australia Bank Ltd/
New York
3.375% 1/14/26 145,128
70 NatWest Group PLC 4.892% 5/18/29 67,483
100 NatWest Group PLC 5.808% 9/13/29 99,784
100 NatWest Group PLC 5.076% 1/27/30 96,619
100 NNN REIT Inc 5.600% 10/15/33 98,109
150 Nomura Holdings Inc 2.172% 7/14/28 129,984
10 Nomura Holdings Inc 6.087% 7/12/33 10,257
72 Northern Trust Corp 3.950% 10/30/25 70,293
20 Northern Trust Corp 3.150% 5/03/29 18,268
50 Old Republic International
Corp
5.750% 3/28/34 48,684
30 ORIX Corp 3.700% 7/18/27 28,333
40 ORIX Corp 2.250% 3/09/31 32,838
20 ORIX Corp 4.000% 4/13/32 18,116
10 ORIX Corp 5.200% 9/13/32 9,852
20 Piedmont Operating
Partnership LP
3.150% 8/15/30 15,446
10 PNC Bank NA 3.300% 10/30/24 9,889
10 PNC Bank NA 3.100% 10/25/27 9,231
90 PNC Bank NA 4.050% 7/26/28 84,313
20 PNC Bank NA 2.700% 10/22/29 17,071
100 PNC Financial Services Group
Inc/The
5.582% 6/12/29 99,551
140 PNC Financial Services Group
Inc/The
6.875% 10/20/34 148,597
50 PNC Financial Services Group
Inc/The
5.676% 1/22/35 48,986
54 Principal Financial Group Inc 3.700% 5/15/29 49,615
10 Principal Financial Group Inc 2.125% 6/15/30 8,184
34 Progressive Corp/The 3.200% 3/26/30 30,320
40 Progressive Corp/The 3.000% 3/15/32 33,875
50 Progressive Corp/The 4.200% 3/15/48 40,721
91 Prologis LP 3.875% 9/15/28 85,925
50 Prologis LP 2.875% 11/15/29 44,113
10 Prologis LP 4.375% 9/15/48 8,143
100 Prologis LP 5.250% 6/15/53 91,856
50 Prologis LP 5.250% 3/15/54 45,640
41 Prudential Financial Inc 1.500% 3/10/26 38,180
30 Prudential Financial Inc 2.100% 3/10/30 25,236
70 Prudential Financial Inc 3.000% 3/10/40 50,487
20 Prudential Financial Inc 4.500% 9/15/47 18,566
133 Prudential Financial Inc 3.905% 12/07/47 99,282
10 Prudential Financial Inc 3.700% 10/01/50 8,551
30 Prudential Funding Asia PLC 3.625% 3/24/32 26,305
110 Public Storage Operating Co 5.125% 1/15/29 109,310
30 Raymond James Financial Inc 4.950% 7/15/46 26,344
50 Regency Centers Corp 5.250% 1/15/34 47,806
10 Regions Financial Corp 1.800% 8/12/28 8,496
20 Regions Financial Corp 7.375% 12/10/37 21,637

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 30 Reinsurance Group of America
Inc
3.950% 9/15/26 $ 29,001
29 Reinsurance Group of America
Inc
3.900% 5/15/29 26,961
100 Royal Bank of Canada 3.375% 4/14/25 97,961
100 Royal Bank of Canada 1.200% 4/27/26 92,012
100 Royal Bank of Canada 1.150% 7/14/26 91,151
110 Royal Bank of Canada 5.200% 8/01/28 109,372
100 Santander Holdings USA Inc 2.490% 1/06/28 90,614
200 Simon Property Group LP 5.500% 3/08/33 197,510
50 State Street Corp 4.993% 3/18/27 49,548
10 State Street Corp 4.141% 12/03/29 9,487
160 State Street Corp 2.400% 1/24/30 137,934
60 State Street Corp 6.123% 11/21/34 60,843
50 Sumitomo Mitsui Financial
Group Inc
2.632% 7/14/26 47,087
330 Sumitomo Mitsui Financial
Group Inc
3.364% 7/12/27 309,663
90 Sumitomo Mitsui Financial
Group Inc
3.544% 1/17/28 84,333
170 Sumitomo Mitsui Financial
Group Inc
2.750% 1/15/30 146,504
10 Sumitomo Mitsui Financial
Group Inc
1.710% 1/12/31 7,830
122 Synchrony Financial 4.875% 6/13/25 119,968
212 Toronto-Dominion Bank/The 1.200% 6/03/26 194,238
100 Toronto-Dominion Bank/The 5.523% 7/17/28 100,329
50 Toronto-Dominion Bank/The 3.625% 9/15/31 47,456
102 Travelers Cos Inc/The 4.600% 8/01/43 89,674
20 Travelers Cos Inc/The 3.750% 5/15/46 15,203
20 Travelers Cos Inc/The 4.000% 5/30/47 15,754
10 Travelers Cos Inc/The 4.050% 3/07/48 7,909
51 Truist Bank 3.625% 9/16/25 49,482
200 Truist Financial Corp 3.700% 6/05/25 195,533
50 Truist Financial Corp 1.887% 6/07/29 42,715
50 Truist Financial Corp 7.161% 10/30/29 52,354
10 Truist Financial Corp 1.950% 6/05/30 8,083
200 UBS AG/London 5.650% 9/11/28 200,918
50 UnitedHealth Group Inc 4.600% 4/15/27 49,167
80 UnitedHealth Group Inc 4.000% 5/15/29 75,780
200 UnitedHealth Group Inc 5.300% 2/15/30 200,062
110 UnitedHealth Group Inc 4.200% 5/15/32 101,438
100 UnitedHealth Group Inc 5.350% 2/15/33 99,695
401 UnitedHealth Group Inc 4.750% 5/15/52 348,852
300 US Bancorp 5.384% 1/23/30 295,826
21 Ventas Realty LP 3.850% 4/01/27 20,005
20 Ventas Realty LP 4.400% 1/15/29 18,868
10 Ventas Realty LP 3.000% 1/15/30 8,606
54 Ventas Realty LP 4.750% 11/15/30 50,864
19 Voya Financial Inc 4.800% 6/15/46 15,580
40 Voya Financial Inc 4.700% 1/23/48 33,549
118 Welltower OP LLC 4.125% 3/15/29 110,541
10 Welltower OP LLC 2.750% 1/15/31 8,397
110 Westpac Banking Corp 1.953% 11/20/28 95,351
100 Westpac Banking Corp 2.150% 6/03/31 81,798
176 Westpac Banking Corp 4.322% 11/23/31 168,762
10 Willis North America Inc 4.500% 9/15/28 9,549
60 Willis North America Inc 2.950% 9/15/29 52,541
50 Willis North America Inc 5.900% 3/05/54 47,947
20 XL Group Ltd 5.250% 12/15/43 18,129

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
54
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 20 Zions Bancorp NA 3.250% 10/29/29 $ 16,382
Total Financials 29,215,726
Industrial - 14.6%
30 3M Co 3.375% 3/01/29 27,335
78 3M Co 2.375% 8/26/29 66,895
100 3M Co 3.050% 4/15/30 87,820
10 3M Co 3.625% 10/15/47 7,087
20 3M Co 3.250% 8/26/49 13,294
20 ABB Finance USA Inc 3.800% 4/03/28 19,272
48 Adobe Inc 2.150% 2/01/27 44,407
50 Adobe Inc 4.800% 4/04/29 49,461
60 Agilent Technologies Inc 2.100% 6/04/30 49,580
119 Air Products and Chemicals Inc 1.850% 5/15/27 108,275
10 Air Products and Chemicals Inc 2.050% 5/15/30 8,359
30 Albemarle Corp 4.650% 6/01/27 29,135
120 Alphabet Inc 0.800% 8/15/27 105,532
20 Alphabet Inc 1.100% 8/15/30 15,959
50 Alphabet Inc 1.900% 8/15/40 31,826
90 Alphabet Inc 2.250% 8/15/60 48,692
10 Amcor Finance USA Inc 4.500% 5/15/28 9,591
60 Amcor Flexibles North America
Inc
2.630% 6/19/30 50,099
220 America Movil SAB de CV 4.700% 7/21/32 205,767
66 American Airlines 2017-1 Class
AA Pass Through Trust2020 A
3.650% 2/15/29 61,471
60 American Honda Finance Corp 4.900% 3/13/29 58,839
100 American Honda Finance Corp 5.850% 10/04/30 102,392
10 American Tower Corp 4.000% 6/01/25 9,820
10 American Tower Corp 3.375% 10/15/26 9,499
40 American Tower Corp 1.500% 1/31/28 34,390
110 American Tower Corp 5.250% 7/15/28 108,457
50 American Tower Corp 5.800% 11/15/28 50,320
70 American Tower Corp 2.900% 1/15/30 60,362
20 American Tower Corp 1.875% 10/15/30 15,854
110 American Tower Corp 4.050% 3/15/32 98,286
10 American Tower Corp 3.700% 10/15/49 6,933
30 American Tower Corp 3.100% 6/15/50 18,678
110 Amgen Inc 5.150% 3/02/28 109,023
130 Amgen Inc 3.000% 2/22/29 117,676
138 Amgen Inc 2.300% 2/25/31 113,788
110 Amgen Inc 2.000% 1/15/32 86,345
20 Amgen Inc 5.750% 3/15/40 19,867
10 Amgen Inc 4.950% 10/01/41 9,067
310 Amgen Inc 5.600% 3/02/43 298,935
210 Amgen Inc 4.400% 5/01/45 172,340
40 Amgen Inc 4.663% 6/15/51 33,332
60 Amphenol Corp 4.350% 6/01/29 57,427
100 Analog Devices Inc 1.700% 10/01/28 86,239
50 Analog Devices Inc 5.300% 4/01/54 47,568
10 Applied Materials Inc 3.900% 10/01/25 9,805
22 Applied Materials Inc 5.100% 10/01/35 21,789
70 Applied Materials Inc 4.350% 4/01/47 59,697
20 Aptiv PLC 4.350% 3/15/29 19,074
82 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 59,086
20 Archer-Daniels-Midland Co 2.500% 8/11/26 18,787
10 Archer-Daniels-Midland Co 3.250% 3/27/30 8,922
120 Archer-Daniels-Midland Co 2.700% 9/15/51 71,532
20 Astrazeneca Finance LLC 1.200% 5/28/26 18,403
50 Astrazeneca Finance LLC 4.800% 2/26/27 49,414

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 10 AstraZeneca PLC 3.375% 11/16/25 $ 9,704
49 AstraZeneca PLC 1.375% 8/06/30 39,040
205 AstraZeneca PLC 6.450% 9/15/37 222,950
20 AstraZeneca PLC 4.375% 11/16/45 16,867
20 AstraZeneca PLC 2.125% 8/06/50 11,007
170 AT&T Inc 5.539% 2/20/26 169,529
130 AT&T Inc 5.400% 2/15/34 127,016
760 AT&T Inc 4.850% 3/01/39 677,112
200 AT&T Inc 6.375% 3/01/41 204,982
280 AT&T Inc 3.650% 6/01/51 192,805
60 Autodesk Inc 2.400% 12/15/31 48,446
70 Automatic Data Processing Inc 1.700% 5/15/28 61,672
80 AutoNation Inc 1.950% 8/01/28 68,143
30 AutoNation Inc 4.750% 6/01/30 28,126
80 AutoZone Inc 4.500% 2/01/28 77,403
100 AutoZone Inc 5.200% 8/01/33 97,051
50 Avery Dennison Corp 2.250% 2/15/32 39,881
30 Avnet Inc 4.625% 4/15/26 29,292
100 Baidu Inc 4.375% 3/29/28 96,198
115 Baker Hughes Holdings LLC /
Baker Hughes Co-Obligor Inc
3.138% 11/07/29 102,636
20 Baker Hughes Holdings LLC /
Baker Hughes Co-Obligor Inc
4.486% 5/01/30 19,007
180 Baxalta Inc 4.000% 6/23/25 176,579
10 Baxter International Inc 1.322% 11/29/24 9,744
10 Baxter International Inc 2.600% 8/15/26 9,362
60 Baxter International Inc 1.730% 4/01/31 46,529
120 Baxter International Inc 2.539% 2/01/32 96,141
12 Bell Telephone Co of Canada
or Bell Canada
2.150% 2/15/32 9,370
80 Bell Telephone Co of Canada
or Bell Canada
3.650% 3/17/51 56,166
60 Berry Global Inc 5.500% 4/15/28 59,316
20 Biogen Inc 2.250% 5/01/30 16,515
110 Biogen Inc 3.150% 5/01/50 69,105
60 Block Financial LLC 2.500% 7/15/28 52,738
50 Booking Holdings Inc 3.600% 6/01/26 48,259
20 Booz Allen Hamilton Inc 5.950% 8/04/33 20,129
62 BorgWarner Inc 2.650% 7/01/27 56,742
80 Boston Scientific Corp 2.650% 6/01/30 68,781
50 Bristol-Myers Squibb Co 4.900% 2/22/29 49,245
90 Bristol-Myers Squibb Co 1.450% 11/13/30 71,034
40 Bristol-Myers Squibb Co 5.900% 11/15/33 41,229
660 Bristol-Myers Squibb Co 4.125% 6/15/39 557,959
50 Bristol-Myers Squibb Co 6.250% 11/15/53 52,973
100 British Telecommunications
PLC
9.625% 12/15/30 119,537
212 (b) Broadcom Inc 4.150% 4/15/32 190,881
485 Broadcom Inc 4.300% 11/15/32 441,804
50 Broadridge Financial Solutions
Inc
2.600% 5/01/31 40,914
40 Brunswick Corp/DE 4.400% 9/15/32 35,164
10 Bunge Ltd Finance Corp 1.630% 8/17/25 9,497
40 Bunge Ltd Finance Corp 3.250% 8/15/26 37,986
10 Bunge Ltd Finance Corp 3.750% 9/25/27 9,456
50 Bunge Ltd Finance Corp 2.750% 5/14/31 41,922
20 Cabot Corp 5.000% 6/30/32 18,986
110 Campbell Soup Co 2.375% 4/24/30 92,527
10 Canadian National Railway Co 2.750% 3/01/26 9,580
10 Canadian National Railway Co 3.850% 8/05/32 9,018
60 Canadian National Railway Co 6.375% 11/15/37 64,252

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
56
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 50 Canadian National Railway Co 3.650% 2/03/48 $ 37,814
30 Canadian National Railway Co 4.450% 1/20/49 25,698
10 Canadian Pacific Railway Co 2.050% 3/05/30 8,321
110 Canadian Pacific Railway Co 2.450% 12/02/31 97,422
10 Canadian Pacific Railway Co 4.800% 9/15/35 9,293
70 Canadian Pacific Railway Co 4.300% 5/15/43 57,547
60 Canadian Pacific Railway Co 6.125% 9/15/15 59,340
120 Cardinal Health Inc 4.500% 11/15/44 97,529
10 Cardinal Health Inc 4.900% 9/15/45 8,543
10 Carlisle Cos Inc 2.750% 3/01/30 8,617
20 Carlisle Cos Inc 2.200% 3/01/32 15,782
60 Carrier Global Corp 5.800% 11/30/25 60,111
202 Carrier Global Corp 3.377% 4/05/40 151,472
122 Caterpillar Financial Services
Corp
3.400% 5/13/25 119,586
10 Caterpillar Financial Services
Corp
0.800% 11/13/25 9,345
180 Caterpillar Inc 3.803% 8/15/42 144,025
10 Caterpillar Inc 3.250% 9/19/49 6,973
20 CBRE Services Inc 4.875% 3/01/26 19,665
100 CBRE Services Inc 5.950% 8/15/34 99,429
92 CDW LLC / CDW Finance Corp 2.670% 12/01/26 85,206
103 Celanese US Holdings LLC 1.400% 8/05/26 93,424
50 Cencora Inc 5.125% 2/15/34 48,308
60 CF Industries Inc 5.150% 3/15/34 56,637
20 CH Robinson Worldwide Inc 4.200% 4/15/28 19,100
200 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
2.250% 1/15/29 166,937
200 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
4.400% 4/01/33 170,764
200 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
6.650% 2/01/34 197,229
250 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.500% 4/01/63 185,876
82 Cheniere Corpus Christi
Holdings LLC
5.125% 6/30/27 80,837
50 (b) Cheniere Energy Inc 5.650% 4/15/34 48,934
150 Cheniere Energy Partners LP 5.950% 6/30/33 149,592
50 Church & Dwight Co Inc 3.150% 8/01/27 46,916
116 Cigna Group/The 4.500% 2/25/26 113,957
300 Cigna Group/The 3.050% 10/15/27 278,169
90 Cigna Group/The 4.800% 8/15/38 80,568
10 Cigna Group/The 6.125% 11/15/41 10,210
40 Cigna Group/The 3.875% 10/15/47 29,500
100 Cintas Corp No 2 3.450% 5/01/25 97,879
100 Cintas Corp No 2 3.700% 4/01/27 96,148
298 Cisco Systems Inc 2.500% 9/20/26 280,666
100 Cisco Systems Inc 5.300% 2/26/54 96,223
40 Clorox Co/The 4.400% 5/01/29 38,415
10 Clorox Co/The 1.800% 5/15/30 8,154
80 CNH Industrial NV 3.850% 11/15/27 76,187
10 Coca-Cola Co/The 3.375% 3/25/27 9,587
5 Coca-Cola Co/The 1.450% 6/01/27 4,501

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 50 Coca-Cola Co/The 1.000% 3/15/28 $ 43,162
170 Coca-Cola Co/The 1.650% 6/01/30 139,642
10 Coca-Cola Co/The 1.375% 3/15/31 7,875
110 Coca-Cola Co/The 3.000% 3/05/51 72,907
70 Coca-Cola Co/The 2.750% 6/01/60 41,960
100 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 75,304
10 Colgate-Palmolive Co 3.100% 8/15/25 9,739
100 Colgate-Palmolive Co 3.250% 8/15/32 87,326
80 Comcast Corp 3.300% 4/01/27 75,862
290 Comcast Corp 3.400% 4/01/30 261,221
250 Comcast Corp 1.500% 2/15/31 195,917
100 Comcast Corp 5.500% 11/15/32 100,496
130 Comcast Corp 6.450% 3/15/37 137,582
370 Comcast Corp 3.750% 4/01/40 293,214
390 Comcast Corp 2.987% 11/01/63 221,855
20 Conagra Brands Inc 4.600% 11/01/25 19,642
60 Conagra Brands Inc 8.250% 9/15/30 67,445
30 Conagra Brands Inc 5.300% 11/01/38 27,478
90 Corning Inc 5.350% 11/15/48 82,593
10 Corning Inc 3.900% 11/15/49 7,412
10 Corning Inc 4.375% 11/15/57 7,634
100 Costco Wholesale Corp 1.375% 6/20/27 89,461
20 Crown Castle Inc 3.700% 6/15/26 19,202
40 Crown Castle Inc 4.300% 2/15/29 37,609
154 Crown Castle Inc 3.300% 7/01/30 133,661
150 Crown Castle Inc 2.500% 7/15/31 121,035
115 CSX Corp 4.250% 3/15/29 110,226
30 CSX Corp 6.000% 10/01/36 31,194
120 CSX Corp 4.100% 3/15/44 97,136
10 CSX Corp 3.800% 11/01/46 7,574
50 CSX Corp 4.750% 11/15/48 43,667
10 CSX Corp 3.800% 4/15/50 7,430
62 CSX Corp 4.250% 11/01/66 46,903
39 Cummins Inc 1.500% 9/01/30 31,190
72 Cummins Inc 2.600% 9/01/50 42,485
100 Danaher Corp 2.800% 12/10/51 61,374
70 DCP Midstream Operating LP 5.125% 5/15/29 68,362
130 Deere & Co 3.900% 6/09/42 106,709
140 Dell International LLC / EMC
Corp
5.850% 7/15/25 140,238
162 Dell International LLC / EMC
Corp
8.100% 7/15/36 188,770
16 Delta Air Lines 2020-1 Class AA
Pass Through Trust2020 A
2.000% 6/10/28 14,144
70 Discovery Communications LLC 3.950% 3/20/28 65,128
202 Discovery Communications LLC 3.625% 5/15/30 175,890
340 Discovery Communications LLC 5.000% 9/20/37 285,855
61 Discovery Communications LLC 6.350% 6/01/40 57,790
80 Discovery Communications LLC 5.200% 9/20/47 62,958
20 Discovery Communications LLC 4.650% 5/15/50 14,498
100 Dollar General Corp 3.500% 4/03/30 89,639
12 Dollar Tree Inc 4.000% 5/15/25 11,784
82 Dollar Tree Inc 3.375% 12/01/51 51,475
30 Dover Corp 5.375% 10/15/35 29,709
30 Dow Chemical Co/The 2.100% 11/15/30 24,601
161 Dow Chemical Co/The 4.250% 10/01/34 144,359
70 Dow Chemical Co/The 5.600% 2/15/54 66,228
60 DR Horton Inc 1.300% 10/15/26 54,170
10 DuPont de Nemours Inc 4.493% 11/15/25 9,830
150 DuPont de Nemours Inc 5.319% 11/15/38 142,183

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
58
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 30 DXC Technology Co 1.800% 9/15/26 $ 27,173
211 Eastern Gas Transmission &
Storage Inc
4.800% 11/01/43 180,864
60 Eastman Chemical Co 5.750% 3/08/33 59,296
48 Eaton Corp 3.103% 9/15/27 44,861
62 Eaton Corp 4.000% 11/02/32 56,820
154 eBay Inc 2.700% 3/11/30 133,313
36 Ecolab Inc 3.250% 12/01/27 33,673
10 Ecolab Inc 4.800% 3/24/30 9,813
10 Ecolab Inc 1.300% 1/30/31 7,841
110 Ecolab Inc 2.700% 12/15/51 66,184
62 Electronic Arts Inc 1.850% 2/15/31 49,486
10 Eli Lilly & Co 2.750% 6/01/25 9,733
25 Eli Lilly & Co 3.375% 3/15/29 23,249
180 Eli Lilly & Co 4.700% 2/27/33 172,998
110 Eli Lilly & Co 5.000% 2/09/54 102,294
50 Emerson Electric Co 2.000% 12/21/28 43,705
72 Emerson Electric Co 1.950% 10/15/30 59,746
30 Enbridge Inc 3.700% 7/15/27 28,491
180 Enbridge Inc 3.125% 11/15/29 159,924
90 Enbridge Inc 4.500% 6/10/44 72,801
50 Enbridge Inc 5.950% 4/05/54 48,417
50 Enbridge Inc 8.250% 1/15/84 51,175
100 Enterprise Products Operating
LLC
7.550% 4/15/38 115,698
200 Enterprise Products Operating
LLC
6.125% 10/15/39 204,747
120 Enterprise Products Operating
LLC
4.850% 3/15/44 105,976
50 Equifax Inc 5.100% 6/01/28 49,096
160 Equinix Inc 3.900% 4/15/32 141,507
40 Equinix Inc 3.000% 7/15/50 24,433
120 Estee Lauder Cos Inc/The 2.600% 4/15/30 103,486
300 FedEx Corp 3.900% 2/01/35 258,902
122 Fidelity National Information
Services Inc
1.650% 3/01/28 105,994
40 Fiserv Inc 2.250% 6/01/27 36,345
254 Fiserv Inc 3.500% 7/01/29 231,366
40 Fiserv Inc 2.650% 6/01/30 34,042
60 Flex Ltd 4.875% 6/15/29 57,546
60 Flowserve Corp 2.800% 1/15/32 48,170
40 FMC Corp 3.450% 10/01/29 35,476
20 FMC Corp 4.500% 10/01/49 14,641
10 Fomento Economico Mexicano
SAB de CV
4.375% 5/10/43 8,237
89 Fomento Economico Mexicano
SAB de CV
3.500% 1/16/50 61,815
20 Fortinet Inc 2.200% 3/15/31 16,210
30 Fortive Corp 3.150% 6/15/26 28,612
100 Fortune Brands Innovations Inc 5.875% 6/01/33 99,507
100 Fox Corp 4.709% 1/25/29 96,692
100 Fox Corp 6.500% 10/13/33 102,678
20 GE HealthCare Technologies
Inc
5.600% 11/15/25 19,968
140 GE HealthCare Technologies
Inc
5.857% 3/15/30 142,124
10 General Mills Inc 4.000% 4/17/25 9,844
184 General Mills Inc 2.875% 4/15/30 160,183
90 General Motors Co 5.600% 10/15/32 88,446
190 General Motors Financial Co
Inc
5.000% 4/09/27 186,717

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 284 General Motors Financial Co
Inc
5.650% 1/17/29 $ 281,311
210 General Motors Financial Co
Inc
4.300% 4/06/29 196,848
160 General Motors Financial Co
Inc
6.100% 1/07/34 158,953
40 Genuine Parts Co 2.750% 2/01/32 32,537
190 Gilead Sciences Inc 4.600% 9/01/35 175,122
176 Gilead Sciences Inc 4.000% 9/01/36 151,116
50 Gilead Sciences Inc 5.650% 12/01/41 49,023
10 Gilead Sciences Inc 4.800% 4/01/44 8,787
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 49,114
30 GlaxoSmithKline Capital Inc 6.375% 5/15/38 32,433
70 GlaxoSmithKline Capital PLC 3.375% 6/01/29 64,683
200 Global Payments Inc 3.200% 8/15/29 176,463
20 GXO Logistics Inc 1.650% 7/15/26 18,249
120 Haleon US Capital LLC 3.375% 3/24/29 109,386
202 Halliburton Co 4.850% 11/15/35 190,204
30 Harley-Davidson Inc 4.625% 7/28/45 23,961
10 Hasbro Inc 3.550% 11/19/26 9,473
10 Hasbro Inc 3.500% 9/15/27 9,305
100 Hasbro Inc 3.900% 11/19/29 91,063
30 HCA Inc 5.250% 6/15/26 29,692
40 HCA Inc 4.500% 2/15/27 38,762
50 HCA Inc 3.125% 3/15/27 46,764
100 HCA Inc 5.200% 6/01/28 98,272
156 HCA Inc 4.125% 6/15/29 144,952
110 HCA Inc 5.125% 6/15/39 99,035
120 HCA Inc 3.500% 7/15/51 77,872
70 Hershey Co/The 4.250% 5/04/28 68,133
60 Hewlett Packard Enterprise Co 6.102% 4/01/26 59,793
90 Hewlett Packard Enterprise Co 6.200% 10/15/35 92,689
20 Hexcel Corp 4.950% 8/15/25 19,828
60 (b) HF Sinclair Corp 5.000% 2/01/28 57,566
140 Home Depot Inc/The 2.700% 4/15/25 136,478
20 Home Depot Inc/The 2.950% 6/15/29 18,031
299 Home Depot Inc/The 5.400% 9/15/40 291,913
130 Home Depot Inc/The 5.950% 4/01/41 134,645
42 Home Depot Inc/The 4.400% 3/15/45 35,488
70 Home Depot Inc/The 4.500% 12/06/48 59,263
20 Home Depot Inc/The 3.125% 12/15/49 13,233
50 Hormel Foods Corp 1.700% 6/03/28 43,625
10 HP Inc 2.200% 6/17/25 9,611
52 HP Inc 3.400% 6/17/30 46,255
110 HP Inc 4.200% 4/15/32 99,848
30 Huntsman International LLC 4.500% 5/01/29 27,992
100 Hyatt Hotels Corp 5.750% 1/30/27 100,481
100 IBM International Capital Pte
Ltd
5.300% 2/05/54 91,212
30 IDEX Corp 2.625% 6/15/31 24,687
70 Illinois Tool Works Inc 4.875% 9/15/41 64,848
10 Intel Corp 3.750% 3/25/27 9,586
292 Intel Corp 2.450% 11/15/29 252,202
130 Intel Corp 5.125% 2/10/30 128,650
10 Intel Corp 4.000% 12/15/32 9,012
110 Intel Corp 4.600% 3/25/40 97,236
70 Intel Corp 4.250% 12/15/42 56,934
70 Intel Corp 4.100% 5/11/47 54,164
160 Intel Corp 3.734% 12/08/47 114,605
10 Intel Corp 3.250% 11/15/49 6,495

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
60
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 50 Intel Corp 5.600% 2/21/54 $ 47,050
20 International Business
Machines Corp
7.000% 10/30/25 20,464
230 International Business
Machines Corp
3.300% 5/15/26 221,002
10 International Business
Machines Corp
3.300% 1/27/27 9,509
100 International Business
Machines Corp
2.720% 2/09/32 84,188
72 International Business
Machines Corp
5.600% 11/30/39 71,413
70 International Business
Machines Corp
4.000% 6/20/42 55,875
90 International Business
Machines Corp
4.700% 2/19/46 77,928
40 International Flavors &
Fragrances Inc
4.375% 6/01/47 29,419
10 International Flavors &
Fragrances Inc
5.000% 9/26/48 8,248
45 International Paper Co 4.800% 6/15/44 38,510
52 International Paper Co 4.350% 8/15/48 41,599
60 Interpublic Group of Cos Inc/
The
2.400% 3/01/31 48,999
100 Interpublic Group of Cos Inc/
The
5.375% 6/15/33 97,090
100 Intuit Inc 5.250% 9/15/26 100,203
18 Intuit Inc 1.350% 7/15/27 15,965
10 Intuit Inc 1.650% 7/15/30 8,109
50 IQVIA Inc 6.250% 2/01/29 50,814
10 J M Smucker Co/The 4.250% 3/15/35 8,789
100 J M Smucker Co/The 2.750% 9/15/41 64,594
40 Jabil Inc 4.250% 5/15/27 38,345
30 Jacobs Engineering Group Inc 6.350% 8/18/28 30,529
20 JB Hunt Transport Services Inc 3.875% 3/01/26 19,427
8 JetBlue 2019-1 Class AA Pass
Through Trust2020 A
2.750% 5/15/32 6,894
24 JetBlue 2020-1 Class A Pass
Through Trust
4.000% 11/15/32 21,978
110 John Deere Capital Corp 1.300% 10/13/26 100,049
40 John Deere Capital Corp 3.350% 4/18/29 36,886
110 John Deere Capital Corp 4.700% 6/10/30 107,139
20 Johnson & Johnson 2.950% 3/03/27 18,959
390 Johnson & Johnson 3.550% 3/01/36 333,139
10 Johnson Controls International
plc
4.625% 7/02/44 8,384
56 Johnson Controls International
plc
5.125% 9/14/45 49,903
20 Johnson Controls International
plc / Tyco Fire & Security
Finance SCA
1.750% 9/15/30 16,119
30 Johnson Controls International
plc / Tyco Fire & Security
Finance SCA
2.000% 9/16/31 23,594
70 Kellanova 3.400% 11/15/27 65,418
20 Kellanova 2.100% 6/01/30 16,613
20 Kellanova 4.500% 4/01/46 16,367
160 Kenvue Inc 4.900% 3/22/33 154,864
10 Keurig Dr Pepper Inc 3.400% 11/15/25 9,674
50 Keurig Dr Pepper Inc 5.100% 3/15/27 49,652
30 Keurig Dr Pepper Inc 3.200% 5/01/30 26,567
10 Keurig Dr Pepper Inc 3.800% 5/01/50 7,280

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 170 Keurig Dr Pepper Inc 4.500% 4/15/52 $ 138,407
50 Keysight Technologies Inc 3.000% 10/30/29 43,801
20 Kimberly-Clark Corp 3.950% 11/01/28 19,086
98 Kimberly-Clark Corp 6.625% 8/01/37 108,961
90 Kinder Morgan Inc 1.750% 11/15/26 82,083
372 Kinder Morgan Inc 5.300% 12/01/34 355,505
60 Kinder Morgan Inc 3.250% 8/01/50 37,458
100 KLA Corp 4.650% 7/15/32 95,554
100 KLA Corp 4.950% 7/15/52 90,837
10 Koninklijke KPN NV 8.375% 10/01/30 11,403
30 Kraft Heinz Foods Co 3.875% 5/15/27 28,769
110 Kraft Heinz Foods Co 4.250% 3/01/31 102,657
130 Kraft Heinz Foods Co 5.500% 6/01/50 121,739
30 Kroger Co/The 2.200% 5/01/30 24,970
10 Kroger Co/The 1.700% 1/15/31 7,868
110 Kroger Co/The 6.900% 4/15/38 119,876
9 Kroger Co/The 5.400% 7/15/40 8,498
20 Kroger Co/The 4.450% 2/01/47 16,180
50 Kyndryl Holdings Inc 6.350% 2/20/34 49,731
10 Laboratory Corp of America
Holdings
3.600% 9/01/27 9,449
110 Laboratory Corp of America
Holdings
2.700% 6/01/31 91,852
10 Lam Research Corp 3.750% 3/15/26 9,712
10 Lam Research Corp 1.900% 6/15/30 8,250
90 Lam Research Corp 3.125% 6/15/60 55,506
60 Lear Corp 2.600% 1/15/32 47,859
40 Leggett & Platt Inc 4.400% 3/15/29 36,532
30 Leggett & Platt Inc 3.500% 11/15/51 19,006
10 Lennox International Inc 1.700% 8/01/27 8,885
50 Linde Inc/CT 4.700% 12/05/25 49,576
20 Linde Inc/CT 1.100% 8/10/30 15,799
40 Lowe's Cos Inc 4.000% 4/15/25 39,404
80 Lowe's Cos Inc 3.350% 4/01/27 75,664
191 Lowe's Cos Inc 4.500% 4/15/30 182,699
300 Lowe's Cos Inc 5.000% 4/15/40 271,992
190 LYB International Finance III
LLC
3.375% 10/01/40 136,288
21 LYB International Finance III
LLC
4.200% 5/01/50 15,615
70 Magna International Inc 2.450% 6/15/30 58,997
132 Marathon Petroleum Corp 4.750% 9/15/44 110,802
200 Marriott International Inc/MD 5.550% 10/15/28 200,496
142 Martin Marietta Materials Inc 3.200% 7/15/51 93,648
60 Marvell Technology Inc 2.450% 4/15/28 53,277
10 Masco Corp 2.000% 10/01/30 8,007
70 Masco Corp 2.000% 2/15/31 55,809
20 Masco Corp 4.500% 5/15/47 16,206
10 Mastercard Inc 2.950% 11/21/26 9,479
32 Mastercard Inc 2.950% 6/01/29 28,905
44 Mastercard Inc 3.350% 3/26/30 40,031
120 Mastercard Inc 2.000% 11/18/31 96,631
40 Mastercard Inc 3.800% 11/21/46 31,074
50 McCormick & Co Inc/MD 1.850% 2/15/31 39,724
250 McDonald's Corp 4.600% 9/09/32 238,144
200 McDonald's Corp 5.150% 9/09/52 182,392
50 McKesson Corp 4.900% 7/15/28 49,227
10 McKesson Corp 5.100% 7/15/33 9,741
100 MDC Holdings Inc 3.966% 8/06/61 82,817
100 Merck & Co Inc 1.900% 12/10/28 87,158

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
62
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 200 Merck & Co Inc 1.450% 6/24/30 $ 161,155
60 Merck & Co Inc 6.500% 12/01/33 65,584
250 Merck & Co Inc 2.750% 12/10/51 152,508
20 Micron Technology Inc 4.975% 2/06/26 19,782
80 Micron Technology Inc 4.185% 2/15/27 77,235
110 Micron Technology Inc 5.300% 1/15/31 107,937
10 (b) Microsoft Corp 3.400% 9/15/26 9,616
80 Microsoft Corp 3.300% 2/06/27 76,628
211 Microsoft Corp 3.450% 8/08/36 179,671
30 Microsoft Corp 3.750% 2/12/45 24,562
586 Microsoft Corp 2.921% 3/17/52 386,238
60 Mohawk Industries Inc 5.850% 9/18/28 60,642
50 Mondelez International Inc 4.750% 2/20/29 48,610
20 Moody's Corp 2.000% 8/19/31 15,894
10 Moody's Corp 5.250% 7/15/44 9,329
70 Moody's Corp 3.750% 2/25/52 51,122
10 Mosaic Co/The 4.050% 11/15/27 9,544
50 Mosaic Co/The 5.375% 11/15/28 49,580
80 Mosaic Co/The 4.875% 11/15/41 68,764
120 Motorola Solutions Inc 2.750% 5/24/31 99,697
240 MPLX LP 2.650% 8/15/30 202,218
140 MPLX LP 4.950% 3/14/52 117,012
40 National Fuel Gas Co 5.500% 1/15/26 39,701
10 National Fuel Gas Co 5.500% 10/01/26 9,922
60 NetApp Inc 2.375% 6/22/27 54,451
100 Norfolk Southern Corp 2.300% 5/15/31 82,414
32 Norfolk Southern Corp 4.837% 10/01/41 28,610
120 Norfolk Southern Corp 2.900% 8/25/51 72,714
130 Norfolk Southern Corp 5.350% 8/01/54 121,274
50 NOV Inc 3.950% 12/01/42 36,721
120 Novartis Capital Corp 2.200% 8/14/30 101,505
110 Novartis Capital Corp 4.400% 5/06/44 95,473
20 Novartis Capital Corp 2.750% 8/14/50 12,649
40 Nutrien Ltd 5.950% 11/07/25 40,194
100 Nutrien Ltd 4.200% 4/01/29 94,352
110 NVIDIA Corp 2.000% 6/15/31 90,109
122 NVIDIA Corp 3.500% 4/01/40 98,087
50 NVR Inc 3.000% 5/15/30 43,348
10 NXP BV / NXP Funding LLC /
NXP USA Inc
3.150% 5/01/27 9,348
92 NXP BV / NXP Funding LLC /
NXP USA Inc
2.500% 5/11/31 75,104
110 NXP BV / NXP Funding LLC /
NXP USA Inc
2.650% 2/15/32 88,976
10 Omnicom Group Inc 2.450% 4/30/30 8,413
80 Omnicom Group Inc /
Omnicom Capital Inc
3.600% 4/15/26 77,276
273 ONEOK Inc 4.550% 7/15/28 262,531
39 ONEOK Inc 4.350% 3/15/29 36,987
10 ONEOK Inc 4.500% 3/15/50 7,681
70 ONEOK Inc 7.150% 1/15/51 75,044
150 Oracle Corp 2.800% 4/01/27 139,345
100 Oracle Corp 4.650% 5/06/30 95,867
120 Oracle Corp 4.900% 2/06/33 113,603
690 Oracle Corp 4.300% 7/08/34 612,806
270 Oracle Corp 6.900% 11/09/52 293,135
100 Orange SA 5.375% 1/13/42 94,182
110 Otis Worldwide Corp 3.112% 2/15/40 79,947
2 Owens Corning 3.400% 8/15/26 1,904
70 Owens Corning 3.875% 6/01/30 63,925

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 70 PACCAR Financial Corp 3.550% 8/11/25 $ 68,434
100 PACCAR Financial Corp 5.200% 11/09/26 99,892
60 Packaging Corp of America 5.700% 12/01/33 59,771
30 Packaging Corp of America 4.050% 12/15/49 22,751
20 Paramount Global 4.200% 6/01/29 17,784
230 Paramount Global 4.200% 5/19/32 187,828
50 Paramount Global 5.900% 10/15/40 40,799
10 Parker-Hannifin Corp 3.250% 3/01/27 9,462
30 Parker-Hannifin Corp 3.250% 6/14/29 27,236
114 Parker-Hannifin Corp 4.200% 11/21/34 102,478
20 Parker-Hannifin Corp 4.450% 11/21/44 16,700
10 Parker-Hannifin Corp 4.000% 6/14/49 7,695
10 PayPal Holdings Inc 3.900% 6/01/27 9,612
170 PayPal Holdings Inc 2.850% 10/01/29 150,922
60 PepsiCo Inc 3.500% 7/17/25 58,699
40 PepsiCo Inc 2.375% 10/06/26 37,495
50 PepsiCo Inc 5.125% 11/10/26 49,987
100 PepsiCo Inc 1.625% 5/01/30 82,019
10 PepsiCo Inc 4.450% 4/14/46 8,611
364 PepsiCo Inc 2.875% 10/15/49 235,058
50 Pepsico Singapore Financing I
Pte Ltd
4.650% 2/16/27 49,181
100 Pfizer Inc 3.600% 9/15/28 94,477
350 Pfizer Inc 4.200% 9/15/48 282,870
100 Pfizer Investment Enterprises
Pte Ltd
4.450% 5/19/26 98,292
100 Pfizer Investment Enterprises
Pte Ltd
4.450% 5/19/28 96,986
150 Pfizer Investment Enterprises
Pte Ltd
4.650% 5/19/30 145,053
190 Pfizer Investment Enterprises
Pte Ltd
4.750% 5/19/33 180,992
150 Pfizer Investment Enterprises
Pte Ltd
5.110% 5/19/43 139,635
40 Phillips 66 Co 3.550% 10/01/26 38,271
173 Phillips 66 Co 4.680% 2/15/45 145,417
50 PPG Industries Inc 3.750% 3/15/28 47,300
50 Procter & Gamble Co/The 1.000% 4/23/26 46,230
250 Procter & Gamble Co/The 3.000% 3/25/30 225,354
10 Procter & Gamble Co/The 4.050% 1/26/33 9,366
25 PulteGroup Inc 5.000% 1/15/27 24,621
41 PVH Corp 4.625% 7/10/25 40,278
220 QUALCOMM Inc 1.650% 5/20/32 168,247
70 QUALCOMM Inc 4.250% 5/20/32 65,259
30 QUALCOMM Inc 4.650% 5/20/35 28,544
20 Quanta Services Inc 2.900% 10/01/30 17,104
80 Quanta Services Inc 2.350% 1/15/32 63,120
50 Quest Diagnostics Inc 3.450% 6/01/26 47,990
10 Quest Diagnostics Inc 2.950% 6/30/30 8,658
130 (b) Regal Rexnord Corp 6.300% 2/15/30 130,556
60 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 47,902
20 Regeneron Pharmaceuticals Inc 2.800% 9/15/50 11,717
50 RELX Capital Inc 4.750% 5/20/32 48,061
10 Republic Services Inc 3.375% 11/15/27 9,404
70 Republic Services Inc 3.950% 5/15/28 66,553
28 Republic Services Inc 2.300% 3/01/30 23,701
80 Republic Services Inc 1.450% 2/15/31 62,264
20 Republic Services Inc 5.700% 5/15/41 19,745
10 Revvity Inc 3.300% 9/15/29 8,931
110 Revvity Inc 2.250% 9/15/31 87,936
50 Rockwell Automation Inc 4.200% 3/01/49 40,589

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
64
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 10 Rogers Communications Inc 3.625% 12/15/25 $ 9,646
10 Rogers Communications Inc 2.900% 11/15/26 9,358
50 Rogers Communications Inc 3.200% 3/15/27 46,904
10 Rogers Communications Inc 3.800% 3/15/32 8,725
150 Rogers Communications Inc 5.450% 10/01/43 137,570
10 Rogers Communications Inc 3.700% 11/15/49 6,904
120 Roper Technologies Inc 3.800% 12/15/26 115,284
100 Royalty Pharma PLC 1.200% 9/02/25 94,172
30 RPM International Inc 2.950% 1/15/32 24,653
110 Ryder System Inc 2.850% 3/01/27 102,351
50 Ryder System Inc 6.300% 12/01/28 51,483
50 Ryder System Inc 5.375% 3/15/29 49,580
160 S&P Global Inc 2.900% 3/01/32 135,334
60 (b) S&P Global Inc 5.250% 9/15/33 59,460
23 S&P Global Inc 2.300% 8/15/60 11,572
20 Sabine Pass Liquefaction LLC 5.875% 6/30/26 20,024
160 Sabine Pass Liquefaction LLC 4.500% 5/15/30 150,218
90 Salesforce Inc 2.700% 7/15/41 61,502
152 Salesforce Inc 2.900% 7/15/51 95,444
10 Schlumberger Finance Canada
Ltd
1.400% 9/17/25 9,467
82 Schlumberger Investment SA 2.650% 6/26/30 70,948
10 Sherwin-Williams Co/The 4.250% 8/08/25 9,829
151 Sherwin-Williams Co/The 2.950% 8/15/29 133,823
42 Sherwin-Williams Co/The 4.500% 6/01/47 34,611
20 Smith & Nephew PLC 2.032% 10/14/30 16,097
60 (b) Smurfit Kappa Treasury ULC 5.438% 4/03/34 58,057
50 Snap-on Inc 3.100% 5/01/50 33,426
70 Sonoco Products Co 2.850% 2/01/32 57,583
110 Stanley Black & Decker Inc 3.000% 5/15/32 90,745
10 Starbucks Corp 2.250% 3/12/30 8,443
20 Starbucks Corp 2.550% 11/15/30 16,897
150 Starbucks Corp 3.000% 2/14/32 127,424
100 Starbucks Corp 4.800% 2/15/33 96,019
50 Starbucks Corp 3.500% 11/15/50 34,816
140 Stryker Corp 1.950% 6/15/30 115,403
130 Sysco Corp 3.250% 7/15/27 121,586
50 Sysco Corp 6.000% 1/17/34 51,433
20 Sysco Corp 6.600% 4/01/50 21,711
10 Takeda Pharmaceutical Co Ltd 2.050% 3/31/30 8,267
20 Takeda Pharmaceutical Co Ltd 3.025% 7/09/40 14,270
60 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 37,625
50 Take-Two Interactive Software
Inc
3.700% 4/14/27 47,554
30 Tapestry Inc 4.125% 7/15/27 28,274
140 Tapestry Inc 3.050% 3/15/32 111,198
75 Targa Resources Corp 6.150% 3/01/29 76,286
100 Targa Resources Corp 6.500% 3/30/34 104,201
1 Target Corp 3.375% 4/15/29 926
160 Target Corp 2.350% 2/15/30 137,617
72 Target Corp 6.500% 10/15/37 78,231
19 Target Corp 3.900% 11/15/47 14,704
40 TC PipeLines LP 3.900% 5/25/27 37,890
40 Teledyne Technologies Inc 2.250% 4/01/28 35,421
31 Telefonica Emisiones SA 7.045% 6/20/36 33,199
60 Telefonica Emisiones SA 4.665% 3/06/38 51,948
30 Telefonica Emisiones SA 4.895% 3/06/48 24,963
100 Telefonica Emisiones SA 5.520% 3/01/49 90,491
70 TELUS Corp 3.700% 9/15/27 66,192
10 TELUS Corp 4.600% 11/16/48 8,214

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 10 Texas Eastern Transmission LP 7.000% 7/15/32 $ 10,761
60 Texas Instruments Inc 1.750% 5/04/30 49,613
100 Texas Instruments Inc 1.900% 9/15/31 80,984
100 Texas Instruments Inc 3.875% 3/15/39 85,105
20 Texas Instruments Inc 4.150% 5/15/48 16,234
50 Thermo Fisher Scientific Inc 4.953% 8/10/26 49,656
190 Thermo Fisher Scientific Inc 2.800% 10/15/41 131,174
40 Thomson Reuters Corp 3.350% 5/15/26 38,247
30 Timken Co/The 4.125% 4/01/32 26,601
100 Toyota Motor Corp 5.118% 7/13/28 99,947
142 Toyota Motor Corp 2.760% 7/02/29 128,067
100 Toyota Motor Credit Corp 1.125% 6/18/26 91,523
110 Toyota Motor Credit Corp 5.250% 9/11/28 110,061
60 Toyota Motor Credit Corp 4.650% 1/05/29 58,605
10 Toyota Motor Credit Corp 2.150% 2/13/30 8,446
50 Toyota Motor Credit Corp 4.550% 5/17/30 48,047
10 Trane Technologies Financing
Ltd
3.800% 3/21/29 9,352
70 Trane Technologies Financing
Ltd
5.250% 3/03/33 68,858
290 TransCanada PipeLines Ltd 2.500% 10/12/31 234,800
60 Transcontinental Gas Pipe Line
Co LLC
7.850% 2/01/26 61,772
80 Transcontinental Gas Pipe Line
Co LLC
3.250% 5/15/30 70,477
70 Transcontinental Gas Pipe Line
Co LLC
3.950% 5/15/50 51,571
30 Trimble Inc 6.100% 3/15/33 30,438
10 Triton Container International
Ltd / TAL International
Container Corp
3.250% 3/15/32 7,925
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 37,793
10 TWDC Enterprises 18 Corp 2.950% 6/15/27 9,399
20 TWDC Enterprises 18 Corp 4.375% 8/16/41 17,043
30 TWDC Enterprises 18 Corp 4.125% 12/01/41 24,847
60 Tyco Electronics Group SA 2.500% 2/04/32 49,543
18 Unilever Capital Corp 3.100% 7/30/25 17,537
21 Unilever Capital Corp 2.000% 7/28/26 19,590
150 Unilever Capital Corp 1.750% 8/12/31 119,061
10 Union Pacific Corp 3.750% 7/15/25 9,793
10 Union Pacific Corp 2.150% 2/05/27 9,203
10 Union Pacific Corp 3.375% 2/01/35 8,338
20 Union Pacific Corp 3.600% 9/15/37 16,407
498 Union Pacific Corp 3.550% 8/15/39 394,637
20 Union Pacific Corp 3.875% 2/01/55 14,832
80 United Parcel Service Inc 4.450% 4/01/30 77,204
170 United Parcel Service Inc 5.200% 4/01/40 163,195
10 United Parcel Service Inc 3.750% 11/15/47 7,541
10 United Parcel Service Inc 5.300% 4/01/50 9,550
130 Valero Energy Corp 2.800% 12/01/31 107,832
40 Valero Energy Corp 6.625% 6/15/37 42,235
30 Valmont Industries Inc 5.250% 10/01/54 25,346
50 Verisk Analytics Inc 4.125% 3/15/29 47,101
149 Verizon Communications Inc 4.016% 12/03/29 138,850
90 Verizon Communications Inc 1.500% 9/18/30 71,662
115 Verizon Communications Inc 2.550% 3/21/31 95,436
605 Verizon Communications Inc 2.355% 3/15/32 482,707
100 Verizon Communications Inc 5.050% 5/09/33 96,720
112 Verizon Communications Inc 2.850% 9/03/41 76,367
50 Verizon Communications Inc 5.500% 3/16/47 48,475
80 Verizon Communications Inc 4.000% 3/22/50 60,585

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
66
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 320 Verizon Communications Inc 3.875% 3/01/52 $ 236,201
20 Verizon Communications Inc 2.987% 10/30/56 11,788
80 VF Corp 2.800% 4/23/27 71,623
80 Visa Inc 2.050% 4/15/30 67,406
10 Visa Inc 1.100% 2/15/31 7,746
241 Visa Inc 4.150% 12/14/35 219,389
20 Visa Inc 2.000% 8/15/50 10,897
150 VMware LLC 1.400% 8/15/26 136,407
20 Vodafone Group PLC 6.250% 11/30/32 20,859
183 Vodafone Group PLC 6.150% 2/27/37 186,828
20 Vodafone Group PLC 4.875% 6/19/49 16,940
20 Vodafone Group PLC 4.250% 9/17/50 15,215
10 Walt Disney Co/The 3.800% 3/22/30 9,286
50 Walt Disney Co/The 2.650% 1/13/31 42,783
160 Walt Disney Co/The 6.400% 12/15/35 171,908
40 Walt Disney Co/The 6.650% 11/15/37 44,105
12 Walt Disney Co/The 4.750% 9/15/44 10,662
60 Walt Disney Co/The 4.950% 10/15/45 54,336
290 Walt Disney Co/The 2.750% 9/01/49 179,770
10 Walt Disney Co/The 3.600% 1/13/51 7,263
1 Warnermedia Holdings Inc 3.788% 3/15/25 981
1 Warnermedia Holdings Inc 5.391% 3/15/62 766
110 Waste Connections Inc 2.200% 1/15/32 87,441
10 Waste Management Inc 1.500% 3/15/31 7,865
120 Waste Management Inc 4.150% 4/15/32 111,453
70 Waste Management Inc 4.875% 2/15/34 67,304
110 Western Midstream Operating
LP
6.150% 4/01/33 109,805
30 Western Union Co/The 6.200% 11/17/36 29,847
50 Westlake Corp 5.000% 8/15/46 42,587
30 Weyerhaeuser Co 4.000% 4/15/30 27,653
20 Weyerhaeuser Co 7.375% 3/15/32 22,158
80 Weyerhaeuser Co 3.375% 3/09/33 67,540
20 Whirlpool Corp 3.700% 5/01/25 19,620
100 Whirlpool Corp 4.700% 5/14/32 92,102
200 Williams Cos Inc/The 2.600% 3/15/31 165,589
50 Williams Cos Inc/The 5.150% 3/15/34 47,751
70 Workday Inc 3.700% 4/01/29 64,633
130 WRKCo Inc 4.000% 3/15/28 122,828
10 WRKCo Inc 3.000% 6/15/33 8,139
50 WW Grainger Inc 1.850% 2/15/25 48,566
10 WW Grainger Inc 4.600% 6/15/45 8,724
50 Xilinx Inc 2.375% 6/01/30 42,492
31 Xylem Inc/NY 2.250% 1/30/31 25,432
60 Zimmer Biomet Holdings Inc 2.600% 11/24/31 49,002
20 Zoetis Inc 4.500% 11/13/25 19,690
126 Zoetis Inc 3.900% 8/20/28 118,991
9 Zoetis Inc 2.000% 5/15/30 7,415
20 Zoetis Inc 5.600% 11/16/32 20,106
Total Industrial 50,498,782
Utility - 2.4%
62 AEP Texas Inc 4.150% 5/01/49 45,782
10 AEP Texas Inc 3.450% 1/15/50 6,551
75 Ameren Corp 5.000% 1/15/29 73,147
20 American Electric Power Co Inc 5.699% 8/15/25 19,940
30 American Electric Power Co Inc 5.750% 11/01/27 30,289
80 American Electric Power Co Inc 5.200% 1/15/29 78,717
120 American Water Capital Corp 2.800% 5/01/30 103,449
110 American Water Capital Corp 2.300% 6/01/31 89,337

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 20 American Water Capital Corp 3.750% 9/01/47 $ 14,797
20 American Water Capital Corp 4.200% 9/01/48 15,983
50 American Water Capital Corp 5.450% 3/01/54 47,158
260 Appalachian Power Co 4.400% 5/15/44 202,119
10 Appalachian Power Co 3.700% 5/01/50 6,730
40 Atmos Energy Corp 2.625% 9/15/29 35,154
100 Atmos Energy Corp 5.900% 11/15/33 102,621
100 Atmos Energy Corp 2.850% 2/15/52 60,656
40 Avangrid Inc 3.200% 4/15/25 39,001
10 Avista Corp 4.350% 6/01/48 7,850
70 Avista Corp 4.000% 4/01/52 50,937
120 Berkshire Hathaway Energy Co 3.700% 7/15/30 109,432
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 194,529
100 Berkshire Hathaway Energy Co 4.600% 5/01/53 80,864
50 Black Hills Corp 5.950% 3/15/28 50,787
10 CenterPoint Energy Houston
Electric LLC
5.200% 10/01/28 9,967
100 CenterPoint Energy Houston
Electric LLC
3.000% 3/01/32 84,467
50 CenterPoint Energy Houston
Electric LLC
5.150% 3/01/34 48,522
110 CenterPoint Energy Inc 1.450% 6/01/26 101,168
100 CenterPoint Energy Resources
Corp
4.100% 9/01/47 76,849
121 Commonwealth Edison Co 6.450% 1/15/38 127,227
110 Commonwealth Edison Co 2.750% 9/01/51 64,394
120 Connecticut Light and Power
Co/The
2.050% 7/01/31 95,786
50 Consolidated Edison Co of
New York Inc
2.400% 6/15/31 41,305
124 Consolidated Edison Co of
New York Inc
5.500% 12/01/39 119,580
162 Consolidated Edison Co of
New York Inc
4.650% 12/01/48 135,932
30 Consolidated Edison Co of
New York Inc
3.950% 4/01/50 22,875
10 Consolidated Edison Co of
New York Inc
4.300% 12/01/56 7,723
10 Consolidated Edison Co of
New York Inc
4.500% 5/15/58 7,995
10 Consolidated Edison Co of
New York Inc
3.700% 11/15/59 6,752
41 Consolidated Edison Co of
New York Inc
3.000% 12/01/60 23,631
10 Consumers Energy Co 3.800% 11/15/28 9,388
100 Consumers Energy Co 4.900% 2/15/29 98,312
100 Consumers Energy Co 3.500% 8/01/51 71,025
126 DTE Energy Co 2.950% 3/01/30 108,446
122 Duke Energy Florida LLC 2.400% 12/15/31 99,562
67 Duke Energy Florida LLC 6.350% 9/15/37 69,546
120 Duke Energy Florida LLC 5.950% 11/15/52 120,791
10 Duke Energy Indiana LLC 3.250% 10/01/49 6,603
92 Emera US Finance LP 4.750% 6/15/46 71,729
60 Entergy Arkansas LLC 5.150% 1/15/33 58,285
50 Entergy Louisiana LLC 5.700% 3/15/54 48,235
10 Entergy Texas Inc 3.550% 9/30/49 6,912
110 Essential Utilities Inc 2.400% 5/01/31 88,635
10 Essential Utilities Inc 3.351% 4/15/50 6,615
100 Evergy Metro Inc 4.950% 4/15/33 95,034
10 Eversource Energy 1.650% 8/15/30 7,839
50 Eversource Energy 5.850% 4/15/31 49,780

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
68
Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 120 Exelon Corp 2.750% 3/15/27 $ 111,090
10 Exelon Corp 4.050% 4/15/30 9,229
60 Exelon Corp 4.950% 6/15/35 54,632
90 Exelon Corp 4.450% 4/15/46 72,855
20 Exelon Corp 4.700% 4/15/50 16,632
50 Georgia Power Co 5.250% 3/15/34 48,643
50 Idaho Power Co 5.800% 4/01/54 48,521
48 Interstate Power and Light Co 3.600% 4/01/29 44,135
70 IPALCO Enterprises Inc 4.250% 5/01/30 64,238
50 MidAmerican Energy Co 5.750% 11/01/35 50,299
30 MidAmerican Energy Co 3.150% 4/15/50 19,562
70 National Grid PLC 5.418% 1/11/34 67,308
100 National Rural Utilities
Cooperative Finance Corp
3.450% 6/15/25 97,575
100 National Rural Utilities
Cooperative Finance Corp
5.000% 2/07/31 97,091
100 National Rural Utilities
Cooperative Finance Corp
2.750% 4/15/32 82,318
10 NiSource Inc 3.490% 5/15/27 9,429
161 NiSource Inc 3.600% 5/01/30 144,979
30 NiSource Inc 1.700% 2/15/31 23,403
50 NiSource Inc 5.350% 4/01/34 47,854
20 NiSource Inc 4.800% 2/15/44 17,019
50 NiSource Inc 4.375% 5/15/47 39,525
50 Northern States Power Co/MN 5.400% 3/15/54 47,425
50 NSTAR Electric Co 3.200% 5/15/27 47,165
110 NSTAR Electric Co 3.950% 4/01/30 101,348
62 NSTAR Electric Co 5.500% 3/15/40 59,607
100 Oklahoma Gas and Electric Co 4.150% 4/01/47 77,866
20 Oncor Electric Delivery Co LLC 2.750% 5/15/30 17,311
77 Oncor Electric Delivery Co LLC 7.500% 9/01/38 89,242
110 Oncor Electric Delivery Co LLC 4.950% 9/15/52 97,773
30 ONE Gas Inc 4.250% 9/01/32 27,711
10 ONE Gas Inc 4.500% 11/01/48 8,229
90 PacifiCorp 2.700% 9/15/30 75,987
10 PacifiCorp 5.250% 6/15/35 9,475
110 PacifiCorp 5.800% 1/15/55 101,498
180 PECO Energy Co 4.600% 5/15/52 152,846
60 Piedmont Natural Gas Co Inc 2.500% 3/15/31 49,276
36 Potomac Electric Power Co 6.500% 11/15/37 38,606
50 PPL Capital Funding Inc 3.100% 5/15/26 47,785
50 PPL Electric Utilities Corp 4.850% 2/15/34 47,621
60 PPL Electric Utilities Corp 4.150% 10/01/45 48,047
18 Public Service Co of Colorado 6.500% 8/01/38 18,916
110 Public Service Co of Colorado 4.100% 6/15/48 82,548
50 Public Service Co of New
Hampshire
2.200% 6/15/31 40,455
20 Public Service Co of Oklahoma 2.200% 8/15/31 15,894
10 Public Service Electric and Gas
Co
2.250% 9/15/26 9,322
70 Public Service Electric and Gas
Co
1.900% 8/15/31 55,562
140 Public Service Electric and Gas
Co
5.800% 5/01/37 142,169
20 Public Service Electric and Gas
Co
2.050% 8/01/50 10,527
50 Public Service Electric and Gas
Co
5.450% 3/01/54 48,154
100 Puget Energy Inc 4.224% 3/15/32 87,465
30 Puget Sound Energy Inc 5.638% 4/15/41 29,036
100 San Diego Gas & Electric Co 3.000% 3/15/32 84,585

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 43 San Diego Gas & Electric Co 4.150% 5/15/48 $ 33,838
10 San Diego Gas & Electric Co 4.100% 6/15/49 7,671
134 Sempra 6.000% 10/15/39 131,149
20 Sempra 4.000% 2/01/48 14,789
220 Southern California Edison Co 4.700% 6/01/27 215,083
50 Southern California Edison Co 5.200% 6/01/34 47,697
20 Southern California Edison Co 4.500% 9/01/40 16,819
50 Southern California Edison Co 3.600% 2/01/45 35,618
90 Southern California Edison Co 4.875% 3/01/49 76,360
10 Southern California Edison Co 3.650% 2/01/50 6,966
170 Southern California Edison Co 5.450% 6/01/52 156,087
10 Southern California Gas Co 2.550% 2/01/30 8,556
40 Southern California Gas Co 4.300% 1/15/49 31,341
140 Southern California Gas Co 5.750% 6/01/53 135,491
60 Southern Co/The 5.200% 6/15/33 57,803
10 Southwest Gas Corp 3.700% 4/01/28 9,342
40 Southwest Gas Corp 2.200% 6/15/30 33,143
20 Southwest Gas Corp 3.800% 9/29/46 14,212
140 Southwestern Electric Power
Co
3.250% 11/01/51 87,708
126 Southwestern Public Service Co 4.500% 8/15/41 102,668
23 Southwestern Public Service Co 4.400% 11/15/48 17,833
10 Southwestern Public Service Co 3.150% 5/01/50 6,232
20 Spire Missouri Inc 4.800% 2/15/33 18,950
50 Tampa Electric Co 5.000% 7/15/52 43,509
40 Tucson Electric Power Co 3.250% 5/15/32 33,913
50 Tucson Electric Power Co 3.250% 5/01/51 31,915
25 Union Electric Co 5.450% 3/15/53 23,443
50 Union Electric Co 5.250% 1/15/54 45,506
30 Washington Gas Light Co 3.796% 9/15/46 21,565
10 WEC Energy Group Inc 5.000% 9/27/25 9,904
100 WEC Energy Group Inc 5.600% 9/12/26 100,112
100 WEC Energy Group Inc 2.200% 12/15/28 86,857
10 Wisconsin Power and Light Co 1.950% 9/16/31 7,885
50 Wisconsin Power and Light Co 4.950% 4/01/33 47,276
68 Wisconsin Public Service Corp 3.671% 12/01/42 51,670
Total Utility 8,161,439
Total Corporate Debt
(cost $99,008,041) 87,875,947
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 4.9%
Government Agency - 1.7%
$ 10 Equinor ASA 3.250% 11/10/24 9,880
20 Equinor ASA 3.000% 4/06/27 18,822
10 Equinor ASA 3.625% 9/10/28 9,441
224 Equinor ASA 3.125% 4/06/30 201,578
10 Equinor ASA 5.100% 8/17/40 9,538
42 Equinor ASA 3.950% 5/15/43 33,915
30 Equinor ASA 3.700% 4/06/50 22,220
100 Export Development Canada 3.375% 8/26/25 97,534
100 Export Development Canada 4.375% 6/29/26 98,509
170 Export Development Canada 4.125% 2/13/29 164,824
400 Federal National Mortgage
Association
1.750% 7/02/24 397,440
81 Federal National Mortgage
Association
2.625% 9/06/24 80,221

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
70
Principal
Amount (000) Description (a) Coupon Maturity Value
Government Agency (continued)
$ 70 Federal National Mortgage
Association
1.625% 1/07/25 $ 68,274
200 Federal National Mortgage
Association
0.500% 6/17/25 189,735
200 Federal National Mortgage
Association
1.875% 9/24/26 185,862
329 Federal National Mortgage
Association
5.625% 7/15/37 351,844
10 Israel Government AID Bond 5.500% 9/18/33 10,372
99 Japan Bank for International
Cooperation
2.500% 5/28/25 95,899
100 Japan Bank for International
Cooperation
0.625% 7/15/25 94,367
200 Japan Bank for International
Cooperation
4.250% 1/26/26 196,247
320 Japan Bank for International
Cooperation
2.875% 6/01/27 299,500
140 Japan Bank for International
Cooperation
1.875% 4/15/31 114,249
100 Japan International
Cooperation Agency
4.000% 5/23/28 95,568
40 Korea Development Bank/The 1.375% 4/25/27 35,800
160 Korea Development Bank/The 4.375% 2/15/28 155,957
200 Korea Development Bank/The 5.375% 10/23/28 202,075
20 Kreditanstalt fuer
Wiederaufbau
1.375% 8/05/24 19,791
744 Kreditanstalt fuer
Wiederaufbau
2.500% 11/20/24 731,759
79 Kreditanstalt fuer
Wiederaufbau
0.375% 7/18/25 74,445
50 Kreditanstalt fuer
Wiederaufbau
5.000% 3/16/26 49,876
100 Kreditanstalt fuer
Wiederaufbau
4.625% 8/07/26 99,075
442 Kreditanstalt fuer
Wiederaufbau
3.000% 5/20/27 417,658
100 Kreditanstalt fuer
Wiederaufbau
4.750% 10/29/30 99,853
110 Kreditanstalt fuer
Wiederaufbau
4.125% 7/15/33 104,311
75 Kreditanstalt fuer
Wiederaufbau
4.375% 2/28/34 72,563
150 Landwirtschaftliche
Rentenbank
0.500% 5/27/25 142,395
110 Landwirtschaftliche
Rentenbank
3.875% 9/28/27 106,314
100 Landwirtschaftliche
Rentenbank
4.625% 4/17/29 99,242
100 Landwirtschaftliche
Rentenbank
5.000% 10/24/33 101,129
110 Oesterreichische Kontrollbank
AG
0.500% 9/16/24 107,974
160 Oesterreichische Kontrollbank
AG
2.875% 5/23/25 155,699
80 Oesterreichische Kontrollbank
AG
4.125% 1/18/29 77,593
30 Svensk Exportkredit AB 0.625% 5/14/25 28,546
260 Svensk Exportkredit AB 4.625% 11/28/25 257,027
Total Government Agency 5,984,921

Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds - 0.9% (c)
$ 250 Province of Alberta Canada (No
Opt. Call)
1.000% 5/20/25 $ 238,754
160 Province of Alberta Canada (No
Opt. Call)
3.300% 3/15/28 150,254
40 Province of Alberta Canada (No
Opt. Call)
1.300% 7/22/30 32,131
50 Province of Alberta Canada (No
Opt. Call)
4.500% 1/24/34 47,763
175 Province of British Columbia
Canada (No Opt. Call)
1.750% 9/27/24 172,381
100 Province of British Columbia
Canada (No Opt. Call)
2.250% 6/02/26 94,196
110 Province of British Columbia
Canada (No Opt. Call)
0.900% 7/20/26 100,254
85 Province of British Columbia
Canada (No Opt. Call)
4.200% 7/06/33 79,563
100 Province of Manitoba Canada
(No Opt. Call)
1.500% 10/25/28 86,034
100 Province of Manitoba Canada
(No Opt. Call)
4.300% 7/27/33 94,199
80 Province of New Brunswick
Canada (No Opt. Call)
3.625% 2/24/28 75,668
110 Province of Ontario Canada
(No Opt. Call)
3.200% 5/16/24 109,901
300 Province of Ontario Canada
(No Opt. Call)
2.500% 4/27/26 284,829
260 Province of Ontario Canada
(No Opt. Call)
3.100% 5/19/27 245,497
23 Province of Ontario Canada
(No Opt. Call)
1.050% 5/21/27 20,420
150 Province of Ontario Canada
(No Opt. Call)
4.200% 1/18/29 145,076
100 Province of Ontario Canada
(No Opt. Call)
1.800% 10/14/31 80,202
100 Province of Ontario Canada
(No Opt. Call)
2.125% 1/21/32 81,665
89 Province of Quebec Canada
(No Opt. Call)
2.875% 10/16/24 87,949
180 Province of Quebec Canada
(No Opt. Call)
1.500% 2/11/25 174,578
120 Province of Quebec Canada
(No Opt. Call)
0.600% 7/23/25 113,306
305 Province of Quebec Canada
(No Opt. Call)
2.500% 4/20/26 289,692
70 Province of Quebec Canada
(No Opt. Call)
2.750% 4/12/27 65,580
100 Province of Quebec Canada
(No Opt. Call)
4.500% 4/03/29 97,821
100 Province of Quebec Canada
(No Opt. Call)
4.500% 9/08/33 95,653
Total Municipal Bonds 3,063,366
Sovereign Debt - 2.3%
20 African Development Bank 3.375% 7/07/25 19,540
110 African Development Bank 0.875% 7/22/26 100,316
150 Asian Development Bank 1.500% 1/20/27 136,791
100 Asian Development Bank 4.500% 8/25/28 98,601
100 Asian Development Bank 4.375% 3/06/29 98,068
100 Asian Development Bank 1.875% 3/15/29 87,206
100 Asian Development Bank 3.125% 4/27/32 88,678
100 Asian Development Bank 4.125% 1/12/34 94,489

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
72
Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 60 Canada Government
International Bond
3.750% 4/26/28 $ 57,558
80 Chile Government International
Bond
3.125% 1/21/26 76,708
30 Chile Government International
Bond
3.240% 2/06/28 27,676
160 Chile Government International
Bond
2.450% 1/31/31 133,157
80 Chile Government International
Bond
4.950% 1/05/36 74,443
260 Chile Government International
Bond
3.250% 9/21/71 152,301
32 Council Of Europe
Development Bank
1.375% 2/27/25 30,946
50 Council Of Europe
Development Bank
0.875% 9/22/26 45,293
30 European Bank for
Reconstruction & Development
1.500% 2/13/25 29,094
100 European Bank for
Reconstruction & Development
4.375% 3/09/28 98,120
100 European Investment Bank 2.250% 6/24/24 99,526
110 European Investment Bank 2.750% 8/15/25 106,521
100 European Investment Bank 0.750% 10/26/26 90,158
112 European Investment Bank 1.375% 3/15/27 101,381
100 European Investment Bank 4.500% 10/16/28 98,683
225 European Investment Bank 4.000% 2/15/29 217,188
50 European Investment Bank 4.750% 6/15/29 49,895
170 European Investment Bank 3.625% 7/15/30 159,276
85 European Investment Bank 4.125% 2/13/34 80,412
74 Hungary Government
International Bond
7.625% 3/29/41 82,051
190 Indonesia Government
International Bond
4.550% 1/11/28 183,891
70 Indonesia Government
International Bond
4.850% 1/11/33 66,844
280 Indonesia Government
International Bond
5.650% 1/11/53 273,933
100 Inter-American Development
Bank
3.250% 7/01/24 99,623
100 Inter-American Development
Bank
4.500% 5/15/26 98,801
100 Inter-American Development
Bank
1.500% 1/13/27 91,251
90 Inter-American Development
Bank
4.375% 2/01/27 88,572
100 Inter-American Development
Bank
4.000% 1/12/28 96,882
110 Inter-American Development
Bank
1.125% 7/20/28 94,470
200 Inter-American Development
Bank
3.875% 10/28/41 170,566
535 International Bank for
Reconstruction & Development
1.500% 8/28/24 528,164
161 International Bank for
Reconstruction & Development
2.125% 3/03/25 156,713
40 International Bank for
Reconstruction & Development
0.625% 4/22/25 38,220
60 International Bank for
Reconstruction & Development
3.125% 11/20/25 58,108
60 International Bank for
Reconstruction & Development
2.500% 11/22/27 55,336

Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 100 International Bank for
Reconstruction & Development
4.625% 8/01/28 $ 99,115
92 International Bank for
Reconstruction & Development
4.000% 7/25/30 87,965
95 International Bank for
Reconstruction & Development
4.000% 1/10/31 90,472
100 International Bank for
Reconstruction & Development
4.500% 4/10/31 98,015
100 International Bank for
Reconstruction & Development
1.625% 11/03/31 79,994
112 International Bank for
Reconstruction & Development
2.500% 3/29/32 94,999
100 International Bank for
Reconstruction & Development
4.750% 11/14/33 99,469
120 International Finance Corp 0.375% 7/16/25 113,066
50 International Finance Corp 2.126% 4/07/26 47,267
35 International Finance Corp 4.375% 1/15/27 34,442
180 Israel Government International
Bond
2.750% 7/03/30 149,651
280 Israel Government International
Bond
3.875% 7/03/50 192,502
30 Korea International Bond 2.750% 1/19/27 28,164
30 Korea International Bond 2.500% 6/19/29 26,619
60 Korea International Bond 1.000% 9/16/30 46,989
70 Korea International Bond 1.750% 10/15/31 56,325
70 Nordic Investment Bank 2.250% 5/21/24 69,867
200 Nordic Investment Bank 5.000% 10/15/25 199,149
40 Panama Government
International Bond
3.160% 1/23/30 32,543
80 Panama Government
International Bond
6.875% 1/31/36 75,284
200 Panama Government
International Bond
8.000% 3/01/38 203,657
250 Panama Government
International Bond
4.500% 5/15/47 164,400
90 Panama Government
International Bond
4.500% 4/16/50 57,636
180 Peruvian Government
International Bond
2.844% 6/20/30 152,775
70 Peruvian Government
International Bond
2.783% 1/23/31 58,093
65 Peruvian Government
International Bond
3.000% 1/15/34 50,863
96 Peruvian Government
International Bond
5.625% 11/18/50 89,076
20 Peruvian Government
International Bond
3.550% 3/10/51 13,378
10 Republic of Italy Government
International Bond
0.875% 5/06/24 9,993
120 Republic of Italy Government
International Bond
1.250% 2/17/26 110,865
140 Republic of Italy Government
International Bond
2.875% 10/17/29 121,367
200 Republic of Poland
Government International
Bond
4.875% 10/04/33 190,502
75 Republic of Poland
Government International
Bond
5.125% 9/18/34 71,966
15 Uruguay Government
International Bond
4.375% 1/23/31 14,391

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
74
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 84 Uruguay Government
International Bond
5.750% 10/28/34 $ 85,420
200 Uruguay Government
International Bond
4.125% 11/20/45 167,510
Total Sovereign Debt 7,919,239
Total Government Related
(cost $18,547,869) 16,967,526
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.1%
Communication Services
- 0.0%
$ 30 Telefonica Emisiones SA 4.103% 3/08/27 28,863
10 Vodafone Group PLC 4.125% 5/30/25 9,843
Total Communication Services 38,706
Consumer Discretionary
- 0.0%
120 Honda Motor Co Ltd 2.534% 3/10/27 111,362
Total Consumer Discretionary 111,362
Energy - 0.0%
10 Valero Energy Corp 2.150% 9/15/27 9,002
Total Energy 9,002
Financials - 0.0%
30 BlackRock Inc 2.400% 4/30/30 25,737
Total Financials 25,737
Information Technology
- 0.1%
150 TSMC Arizona Corp 4.250% 4/22/32 141,893
Total Information Technology 141,893
Total Corporate Bonds
(cost $346,902) 326,700
Total Long-Term Investments
(cost $383,745,538) 341,110,593
Other Assets & Liabilities, Net - 1.3% 4,591,944
Net Assets - 100% $ 345,702,537

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 144,290,879 $ – $ 144,290,879
Securitized – 91,649,541 – 91,649,541
Corporate Debt – 87,875,947 – 87,875,947
Government Related – 16,967,526 – 16,967,526
Corporate Bonds – 326,700 – 326,700
Total
$ – $ 341,110,593 $ – $ 341,110,593
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $624,880 or 0.2% of Total Investments.
(c) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
REIT Real Estate Investment Trust
S&P Standard & Poor's
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.2%
X –
COMMON STOCKS - 99.2%
Communication Services
- 4.9%
1,284 (b) Alphabet Inc, Class A $ 209,009
848 Walt Disney Co/The 94,213
Total Communication Services 303,222
Consumer Discretionary
- 13.7%
586 (b) Airbnb Inc, Class A 92,922
1,742 (b) Amazon.com Inc 304,850
3,000 BYD Co Ltd 82,698
204 Kering SA 71,982
256 McDonald's Corp 69,898
476 NIKE Inc, Class B 43,916
612 Starbucks Corp 54,156
5,636 (b) Toyota Motor Corp 130,295
Total Consumer Discretionary 850,717
Consumer Staples - 6.8%
1,140 Anheuser-Busch InBev SA/NV 68,456
148 Costco Wholesale Corp 106,989
1,117 Kraft Heinz Co/The 43,128
476 Procter & Gamble Co/The 77,683
2,079 Walmart Inc 123,389
Total Consumer Staples 419,645
Energy - 9.8%
10,768 BP PLC 70,166
588 Cheniere Energy Inc 92,798
7,407 (b) NexGen Energy Ltd 56,502
1,293 Occidental Petroleum Corp 85,519
272 Pioneer Natural Resources Co 73,255
1,300
(c)
Reliance Industries Ltd,
Sponsored GDR
91,910
1,102 Schlumberger NV 52,323
2,450 Shell PLC 87,830
Total Energy 610,303
Financials - 10.7%
965 Commonwealth Bank of
Australia
71,773
404 (b) Fiserv Inc 61,679
3,856 ING Groep NV 61,277
562 JPMorgan Chase & Co 107,758
434 London Stock Exchange Group
PLC
48,072
240 Mastercard Inc, Class A 108,288
396 Progressive Corp/The 82,467
884 Sun Life Financial Inc 45,228
1,292 Wells Fargo & Co 76,641
Total Financials 663,183
Health Care - 11.8%
916 (b) Centene Corp 66,923
292 Cigna Group/The 104,256
280 EssilorLuxottica SA 60,118

Shares Description (a) Value
Health Care (continued)
4,119 GSK PLC $ 86,286
578 Merck & Co Inc 74,689
1,444 Novo Nordisk A/S, Class B 186,851
607 Sanofi 60,412
269 Stryker Corp 90,519
Total Health Care 730,054
Industrials - 10.1%
1,752 Flowserve Corp 82,624
420 Quanta Services Inc 108,595
784 Schneider Electric SE 180,318
396 Trane Technologies PLC 125,667
236 Union Pacific Corp 55,970
598 Vinci SA 70,495
Total Industrials 623,669
Information Technology
- 20.2%
6,000 Delta Electronics Inc 59,057
14,000 E Ink Holdings Inc 90,289
201 (b) EPAM Systems Inc 47,287
1,755 Infineon Technologies AG 61,401
1,623 Intel Corp 49,453
188 Keyence Corp 83,986
354 (b) Manhattan Associates Inc 72,945
639 Microsoft Corp 248,782
1,037 (b) Procore Technologies Inc 70,952
3,300 Rohm Co Ltd 48,116
287 Samsung SDI Co Ltd 90,122
95 (b) ServiceNow Inc 65,866
4,800 SUMCO Corp 72,718
8,000 Taiwan Semiconductor
Manufacturing Co Ltd
194,091
Total Information Technology 1,255,065
Materials - 4.6%
2,254 BHP Group Ltd 62,980
733 Corteva Inc 39,677
326 DSM-Firmenich AG 36,845
332 Linde PLC 146,399
Total Materials 285,901
Real Estate - 2.1%
2,807 Goodman Group 57,762
696 Prologis Inc 71,027
Total Real Estate 128,789
Utilities - 4.5%
947 NextEra Energy Inc 63,420
2,444 RWE AG 85,271
946 Southern Co/The 69,531
1,951 Veolia Environnement SA 60,894
Total Utilities 279,116
Total Common Stocks
(cost $5,048,377) 6,149,664
Total Long-Term Investments
(cost $5,048,377) 6,149,664
Other Assets & Liabilities, Net - 0.8% 49,834
Net Assets - 100% $ 6,199,498

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
78
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,149,664 $ – $ – $ 6,149,664
Total
$ 6,149,664 $ – $ – $ 6,149,664
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $91,910 or 1.5% of Total Investments.
GDR Global Depositary Receipt

Nuveen Core Plus Bond ETF (NCPB)
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.4%
X –
SECURITIZED - 39.8%
$ 250 (b) Avis Budget Rental Car Funding AESOP LLC 2023 2A 6.180% 10/20/27 $ 247,336
150 (b) BBCMS Trust 2018-CBM 2018 CBM 6.618% 7/15/37 148,398
200 Benchmark 2018-B2 Mortgage Trust 2018 B2 4.426% 2/15/51 163,351
250 Benchmark 2018-B7 Mortgage Trust 2018 B7 4.510% 5/15/53 235,868
131 (b) BX TRUST 2022 PSB 7.772% 8/15/39 131,421
150 (b) BX Trust 2023-DELC 2023 DELC 8.660% 5/15/38 151,339
250 COMM 2015-CCRE26 Mortgage Trust 2015 CR26 3.630% 10/10/48 241,643
85 (b) Connecticut Avenue Securities Trust 2022-R03 2022 R03 8.830% 3/25/42 89,427
300 (b) Connecticut Avenue Securities Trust 2023-R04 2023 R04 8.880% 5/25/43 320,075
185 (b) Connecticut Avenue Securities Trust 2023-R05 2023 R05 10.080% 6/25/43 200,454
396 Fannie Mae Pool FN FS1533 3.000% 4/01/52 330,798
93 Fannie Mae Pool FN FS7299 3.000% 5/01/52 77,902
60 Fannie Mae Pool FN MA4653 3.000% 7/01/52 49,515
56 Fannie Mae Pool FN MA4699 2022 1 3.500% 7/01/52 48,028
557 Fannie Mae Pool FN MA4731 2022 1 3.500% 9/01/52 480,688
782 Fannie Mae Pool FN MA4733 4.500% 9/01/52 720,692
655 Fannie Mae Pool FN MA4784 4.500% 10/01/52 603,562
306 Fannie Mae Pool FN MA4785 5.000% 10/01/52 289,905
161 Fannie Mae Pool FN MA4805 2022 1 4.500% 11/01/52 148,669
153 Fannie Mae Pool FN MA4918 5.000% 2/01/53 144,888
932 Fannie Mae Pool FN MA4962 4.000% 3/01/53 834,259
577 Fannie Mae Pool FN MA4978 5.000% 4/01/53 547,531
498 Fannie Mae Pool FN MA5039 5.500% 6/01/53 483,970
77 Fannie Mae Pool FN MA5165 5.500% 10/01/53 74,541
170 Fannie Mae Pool FN MA5247 6.000% 1/01/54 168,380
344 Freddie Mac Pool FR RA6766 2.500% 2/01/52 276,328
69 Freddie Mac Pool FR SD4810 3.000% 4/01/52 57,696
185 (b) Freddie Mac STACR REMIC Trust 2022-DNA3 2022 DNA3 8.647% 4/25/42 200,987
300 (b) Freddie Mac STACR REMIC Trust 2022-DNA6 2022 DNA6 9.030% 9/25/42 319,192
55 Ginnie Mae II Pool G2 MA7419 2021 MTGE, (WI/DD) 3.000% 6/20/51 47,239
65 Ginnie Mae II Pool G2 MA8043 3.000% 5/20/52 55,519
188 Ginnie Mae II Pool G2 MA8149 3.500% 7/20/52 165,625
105 Ginnie Mae II Pool G2 MA8267 2022 A 4.000% 9/20/52 95,089
102 Ginnie Mae II Pool G2 MA8489 4.500% 12/20/52 95,564
150 (b) GS Mortgage Securities Corp Trust 2022-AGSS 2022 ECI 7.022% 8/15/39 150,696
125 GS Mortgage Securities Trust 2015-GC28 2015 GC28 3.980% 2/10/48 121,725
250 GS Mortgage Securities Trust 2017-GS5 2017 GS5 3.826% 3/10/50 226,838
250 (b) Hertz Vehicle Financing III LP 2021 2A 2.520% 12/27/27 226,465
187 (b) J.P. Morgan Mortgage Trust 2021-INV5 2021 INV5 3.187% 12/25/51 146,686
189 (b) J.P. Morgan Mortgage Trust 2021-INV8 2021 INV8 3.289% 5/25/52 144,101
85 (b) JP Morgan Mortgage Trust 2017-5 2017 5 4.720% 10/26/48 84,065
188 (b) JP Morgan Mortgage Trust 2021-INV4 2021 INV4 3.212% 1/25/52 141,117
188 (b) JP Morgan Mortgage Trust 2021-INV6 2021 INV6 3.342% 4/25/52 142,367
85 (b) JP Morgan Mortgage Trust Series 2024-3 2024 3 3.000% 5/25/54 67,360
100 JPMCC Commercial Mortgage Securities Trust 2017-JP6
2017 JP6
3.851% 7/15/50 76,288
150 JPMDB Commercial Mortgage Securities Trust 2017-C5
2017 C5
3.694% 3/15/50 139,854
250 (b) Magnetite XXIII Ltd 2019 23A 8.635% 1/25/35 250,271
150 (b) MetroNet Infrastructure Issuer LLC 2024 1A 7.590% 4/20/54 150,384
250 (b) MetroNet Infrastructure Issuer LLC 2024 1A 10.860% 4/20/54 247,227
245 (b) MVW 2021-1W LLC 2021 1WA 1.940% 1/22/41 225,043
175 (b) One Bryant Park Trust 2019-OBP 2019 OBP 2.516% 9/15/54 145,498
446 (b) RCKT Mortgage Trust 2021-2 2021 2 2.500% 6/25/51 341,937
223 (b) Sequoia Mortgage Trust 2020-1 2020 1 3.852% 2/25/50 169,625

Nuveen Core Plus Bond ETF (NCPB)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
80
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 279 (b) VR Funding LLC 2020 1A 2.790% 11/15/50 $ 248,058
Total Securitized
(cost $11,913,730) 11,691,484
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 38.3%
Financials - 12.7%
$ 30 (b) Acrisure LLC / Acrisure Finance
Inc
4.250% 2/15/29 26,876
130 AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
3.000% 10/29/28 115,945
30 (b) Alliant Holdings Intermediate
LLC / Alliant Holdings Co-Issuer
6.750% 4/15/28 29,968
190 Bank of America Corp 5.202% 4/25/29 187,059
165 Bank of America Corp 5.468% 1/23/35 160,457
75 Bank of America Corp 6.125% N/A (c) 74,113
15 Bank of America Corp 6.250% N/A (c) 14,951
30 Bank of New York Mellon Corp/
The
4.700% N/A (c) 29,309
35 Berkshire Hathaway Finance
Corp
3.850% 3/15/52 26,484
85 (b) BNP Paribas SA 5.335% 6/12/29 84,188
75 Brixmor Operating Partnership
LP
3.850% 2/01/25 73,799
55 Brixmor Operating Partnership
LP
2.250% 4/01/28 48,088
40 Capital One Financial Corp 3.950% N/A (c) 34,467
55 Centene Corp 3.000% 10/15/30 46,104
75 Charles Schwab Corp/The 5.375% N/A (c) 74,166
55 Citibank NA 5.803% 9/29/28 56,007
110 Citigroup Inc 4.910% 5/24/33 103,235
70 Citigroup Inc 7.625% N/A (c) 72,240
25 Citigroup Inc 4.000% N/A (c) 23,870
30 (b) Compass Group Diversified
Holdings LLC
5.250% 4/15/29 28,044
75 Deutsche Bank AG/New York
NY
6.819% 11/20/29 77,083
60 Discover Financial Services 6.125% N/A (c) 59,997
25 Elevance Health Inc 5.125% 2/15/53 22,544
90 Federal Realty OP LP 1.250% 2/15/26 83,221
25 (b) FirstCash Inc 6.875% 3/01/32 24,684
40 (b) Five Corners Funding Trust II 2.850% 5/15/30 34,384
40 Goldman Sachs Group Inc/The 0.000% 4/25/30 40,065
60 Goldman Sachs Group Inc/The 0.000% 4/25/35 60,032
30 Goldman Sachs Group Inc/The 5.500% N/A (c) 29,772
80 Goldman Sachs Group Inc/The 7.500% N/A (c) 82,790
70 Hartford Financial Services
Group Inc/The
2.800% 8/19/29 61,437
35 (b) HAT Holdings I LLC / HAT
Holdings II LLC
8.000% 6/15/27 35,880
30 Highwoods Realty LP 2.600% 2/01/31 23,442
85 HSBC Holdings PLC 7.390% 11/03/28 89,109
30 (b) HUB International Ltd 7.250% 6/15/30 30,440
70 Huntington Bancshares Inc/OH 5.625% N/A (c) 62,518
40 Icahn Enterprises LP / Icahn
Enterprises Finance Corp
5.250% 5/15/27 36,730
30 JPMorgan Chase & Co 3.875% 9/10/24 29,807
50 JPMorgan Chase & Co 5.766% 4/22/35 50,033
170 JPMorgan Chase & Co 3.157% 4/22/42 122,805
50 JPMorgan Chase & Co 3.650% N/A (c) 46,780

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 30 Kennedy-Wilson Inc 4.750% 3/01/29 $ 24,812
60 Kite Realty Group Trust 4.750% 9/15/30 56,066
30 (b) Liberty Mutual Group Inc 3.951% 10/15/50 21,345
55 M&T Bank Corp 3.500% N/A (c) 42,790
50 MetLife Inc 3.850% N/A (c) 47,787
75 Mid-America Apartments LP 2.750% 3/15/30 64,935
50 Morgan Stanley 5.656% 4/19/35 49,980
180 Morgan Stanley Bank NA 4.952% 1/14/28 177,305
25 MPT Operating Partnership LP /
MPT Finance Corp
3.500% 3/15/31 16,763
30 Navient Corp 5.500% 3/15/29 26,890
35 Northern Trust Corp 4.600% N/A (c) 33,540
30 OneMain Finance Corp 5.375% 11/15/29 27,743
50 (b) PennyMac Financial Services
Inc
7.875% 12/15/29 51,033
40 PNC Financial Services Group
Inc/The
3.400% N/A (c) 34,484
30 PNC Financial Services Group
Inc/The
6.200% N/A (c) 29,409
70 Prudential Financial Inc 5.125% 3/01/52 64,577
10 (b) Rocket Mortgage LLC /
Quicken Loans Co-Issuer Inc
4.000% 10/15/33 8,164
105 SITE Centers Corp 3.625% 2/01/25 103,330
60 State Street Corp 6.700% N/A (c) 60,050
30 Truist Financial Corp 4.950% N/A (c) 29,152
60 Truist Financial Corp 4.800% N/A (c) 58,051
100 (b) UBS Group AG 6.442% 8/11/28 101,525
60 UnitedHealth Group Inc 2.300% 5/15/31 49,341
50 Wells Fargo & Co 5.574% 7/25/29 49,840
55 Wells Fargo & Co 7.625% N/A (c) 57,510
40 Wells Fargo & Co 3.900% N/A (c) 37,940
Total Financials 3,737,285
Industrial - 22.7%
25 AbbVie Inc 5.050% 3/15/34 24,379
25 AbbVie Inc 5.400% 3/15/54 24,204
10 (b) ADT Security Corp/The 4.875% 7/15/32 8,901
30 (b) Albertsons Cos Inc / Safeway
Inc / New Albertsons LP /
Albertsons LLC
6.500% 2/15/28 29,973
25 Amcor Flexibles North America
Inc
4.000% 5/17/25 24,497
35 Amcor Flexibles North America
Inc
2.690% 5/25/31 28,787
155 American Tower Corp 2.750% 1/15/27 144,159
25 Amgen Inc 5.250% 3/02/25 24,903
35 Amgen Inc 5.250% 3/02/33 34,236
85 Amgen Inc 5.650% 3/02/53 81,573
30 Anheuser-Busch Cos LLC
/ Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 26,997
50 Anheuser-Busch InBev
Worldwide Inc
5.000% 6/15/34 48,318
30 (b) Antero Midstream Partners LP
/ Antero Midstream Finance
Corp
6.625% 2/01/32 29,910
185 Apple Inc 2.450% 8/04/26 174,454
30 (b) Archrock Partners LP / Archrock
Partners Finance Corp
6.250% 4/01/28 29,390
30 (b) Arsenal AIC Parent LLC 8.000% 10/01/30 31,235

Nuveen Core Plus Bond ETF (NCPB)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
82
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 30 (b) Asbury Automotive Group Inc 5.000% 2/15/32 $ 26,670
10 (b) ASGN Inc 4.625% 5/15/28 9,332
60 AT&T Inc 2.550% 12/01/33 46,313
165 AT&T Inc 3.500% 9/15/53 108,779
25 AT&T Inc 3.800% 12/01/57 16,867
100 BAT Capital Corp 2.726% 3/25/31 82,599
30 (b) Bath & Body Works Inc 6.625% 10/01/30 29,978
10 (b) Beacon Roofing Supply Inc 6.500% 8/01/30 9,983
100 Berry Global Inc 1.570% 1/15/26 93,154
45 Boeing Co/The 3.250% 2/01/28 40,676
65 Boeing Co/The 5.805% 5/01/50 57,520
200 (b) Brightline East LLC, (WI/DD) 0.000% 1/31/30 197,950
30 Bristol-Myers Squibb Co 2.350% 11/13/40 19,399
65 (b) Broadcom Inc 4.926% 5/15/37 59,359
35 Burlington Northern Santa Fe
LLC
3.050% 2/15/51 22,601
30 (b) Caesars Entertainment Inc 6.500% 2/15/32 29,557
75 Canadian Pacific Railway Co 2.050% 3/05/30 62,408
30 (b) Cargo Aircraft Management Inc 4.750% 2/01/28 27,090
30 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
5.125% 5/01/27 28,115
30 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.500% 8/15/30 24,380
30 (b) CCO Holdings LLC / CCO
Holdings Capital Corp
4.250% 2/01/31 23,479
15 Cenovus Energy Inc 5.400% 6/15/47 13,401
30 (b) Chart Industries Inc 7.500% 1/01/30 30,684
95 Charter Communications
Operating LLC / Charter
Communications Operating
Capital
5.250% 4/01/53 71,312
30 (b) CHS/Community Health
Systems Inc
8.000% 3/15/26 29,854
30 (b) CHS/Community Health
Systems Inc
5.250% 5/15/30 24,528
55 (b) Churchill Downs Inc 5.750% 4/01/30 52,335
55 (b) Civitas Resources Inc 8.625% 11/01/30 58,527
30 (b) Clarios Global LP / Clarios US
Finance Co
6.750% 5/15/28 30,061
25 (b) Cleveland-Cliffs Inc 7.000% 3/15/32 24,416
75 Comcast Corp 2.650% 2/01/30 65,020
105 Comcast Corp 2.887% 11/01/51 63,501
75 Constellation Brands Inc 2.875% 5/01/30 64,715
10 (b) Coty Inc/HFC Prestige Products
Inc/HFC Prestige International
US LLC
6.625% 7/15/30 10,006
30 (b) Cushman & Wakefield US
Borrower LLC
6.750% 5/15/28 29,582
70 CVS Health Corp 4.780% 3/25/38 61,634
75 CVS Health Corp 5.050% 3/25/48 63,975
40 (b) DaVita Inc 4.625% 6/01/30 35,045
35 Diamondback Energy Inc 4.400% 3/24/51 27,648
35 Enbridge Inc 5.750% 7/15/80 32,066
55 Energy Transfer LP 5.550% 5/15/34 53,525
40 Energy Transfer LP 5.950% 5/15/54 37,699
65 Energy Transfer LP 6.500% N/A (c) 63,073
20 Enterprise Products Operating
LLC
5.350% 1/31/33 19,818
75 Enterprise Products Operating
LLC
4.450% 2/15/43 63,099

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 30 (b) Ferrellgas LP / Ferrellgas
Finance Corp
5.875% 4/01/29 $ 28,426
70 Ford Motor Credit Co LLC 6.950% 3/06/26 70,947
25 Ford Motor Credit Co LLC 7.350% 3/06/30 26,044
200 (b) Ford Otomotiv Sanayi AS 0.000% 4/25/29 199,900
55 (b) Frontier Communications
Holdings LLC
5.875% 10/15/27 52,754
30 (b) Garda World Security Corp 4.625% 2/15/27 28,531
30 (b) Gates Global LLC / Gates Corp 6.250% 1/15/26 30,006
10 (b) Gen Digital Inc 6.750% 9/30/27 10,037
75 General Motors Financial Co
Inc
5.000% 4/09/27 73,704
35 General Motors Financial Co
Inc
3.600% 6/21/30 30,812
50 General Motors Financial Co
Inc
5.700% N/A (c) 46,793
20 General Motors Financial Co
Inc
5.750% N/A (c) 18,658
30 Genesis Energy LP / Genesis
Energy Finance Corp
8.000% 1/15/27 30,339
30 Goodyear Tire & Rubber Co/
The
5.000% 7/15/29 27,209
30 Goodyear Tire & Rubber Co/
The
5.250% 4/30/31 26,903
10 (b) Group 1 Automotive Inc 4.000% 8/15/28 9,094
110 Haleon US Capital LLC 3.375% 3/24/27 103,892
50 (b) Hawaiian Brand Intellectual
Property Ltd / HawaiianMiles
Loyalty Ltd
5.750% 1/20/26 46,894
80 HCA Inc 3.500% 9/01/30 70,533
10 HCA Inc 5.900% 6/01/53 9,421
55 (b) Hilcorp Energy I LP / Hilcorp
Finance Co
8.375% 11/01/33 58,999
120 (b) Hilton Domestic Operating
Co Inc
5.875% 4/01/29 118,411
30 (b) Hilton Grand Vacations
Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc
6.625% 1/15/32 29,576
35 Honeywell International Inc 5.250% 3/01/54 33,175
40 (b) Husky Injection Molding
Systems Ltd / Titan Co-
Borrower LLC
9.000% 2/15/29 41,174
30 (b) Imola Merger Corp 4.750% 5/15/29 27,624
30 (b) Iron Mountain Inc 7.000% 2/15/29 30,171
30 (b) Kinetik Holdings LP 6.625% 12/15/28 30,144
30 (b) Kodiak Gas Services LLC 7.250% 2/15/29 30,216
45 Kohl's Corp 4.625% 5/01/31 37,099
25 L3Harris Technologies Inc 5.400% 7/31/33 24,352
30 (b) LCM Investments Holdings II
LLC
8.250% 8/01/31 31,164
50 (b) Level 3 Financing Inc 10.500% 5/15/30 49,546
10 Lockheed Martin Corp 5.200% 2/15/64 9,284
30 Lowe's Cos Inc 4.250% 4/01/52 23,191
30 (b) Macy's Retail Holdings LLC 5.875% 4/01/29 28,925
35 Marathon Oil Corp 5.300% 4/01/29 34,318
50 Marathon Petroleum Corp 4.750% 9/15/44 41,970
30 (b) Marriott Ownership Resorts Inc 4.500% 6/15/29 26,936
35 (b) Michaels Cos Inc/The 5.250% 5/01/28 29,623
55 (b) Mineral Resources Ltd 9.250% 10/01/28 57,658
30 (b) MPH Acquisition Holdings LLC 5.500% 9/01/28 24,446
60 MPLX LP 1.750% 3/01/26 55,911

Nuveen Core Plus Bond ETF (NCPB)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
84
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 45 MPLX LP 2.650% 8/15/30 $ 37,916
30 MPLX LP 4.700% 4/15/48 24,501
30 Newell Brands Inc 6.375% 9/15/27 29,254
40 Northrop Grumman Corp 3.250% 1/15/28 37,240
60 Nutrien Ltd 4.900% 3/27/28 58,720
15 Occidental Petroleum Corp 6.600% 3/15/46 15,445
15 ONEOK Inc 4.500% 3/15/50 11,522
30 (b) Open Text Holdings Inc 4.125% 2/15/30 26,349
25 Oracle Corp 4.900% 2/06/33 23,667
50 Oracle Corp 5.550% 2/06/53 45,952
35 O'Reilly Automotive Inc 4.200% 4/01/30 32,713
30 Paramount Global 6.375% 3/30/62 27,746
30 (b) Parkland Corp/Canada 4.625% 5/01/30 27,112
30 (b) Permian Resources Operating
LLC
7.000% 1/15/32 30,582
85 Pfizer Investment Enterprises
Pte Ltd
5.300% 5/19/53 79,266
30 Philip Morris International Inc 5.250% 2/13/34 28,940
35 Phillips 66 Co 5.300% 6/30/33 33,963
30 (b) Post Holdings Inc 6.250% 2/15/32 29,599
30 (b) Prime Security Services
Borrower LLC / Prime Finance
Inc
6.250% 1/15/28 29,308
30 (b) Primo Water Holdings Inc 4.375% 4/30/29 27,383
60 Roper Technologies Inc 2.000% 6/30/30 49,064
50 RTX Corp 1.900% 9/01/31 39,212
55 Salesforce Inc 2.700% 7/15/41 37,585
30 (b) Scientific Games International
Inc
7.500% 9/01/31 30,596
30 (b) Sirius XM Radio Inc 4.125% 7/01/30 25,442
10 (b) Standard Industries Inc/NJ 5.000% 2/15/27 9,633
55 (b) Staples Inc 7.500% 4/15/26 53,026
30 (b) SunCoke Energy Inc 4.875% 6/30/29 26,489
25 Sysco Corp 6.600% 4/01/50 27,139
150 Teva Pharmaceutical Finance
Netherlands III BV
3.150% 10/01/26 138,963
35 Texas Instruments Inc 5.000% 3/14/53 32,055
190 T-Mobile USA Inc 2.250% 11/15/31 151,362
35 TotalEnergies Capital
International SA
2.986% 6/29/41 24,969
25 Transcanada Trust 5.500% 9/15/79 22,548
30 (b) TransDigm Inc 6.875% 12/15/30 30,204
27 (b) Transocean Inc 8.750% 2/15/30 28,152
60 (b) Tronox Inc 4.625% 3/15/29 53,525
30 (b) Univision Communications Inc 4.500% 5/01/29 26,098
65 USA Compression Partners LP
/ USA Compression Finance
Corp
6.875% 9/01/27 64,892
40 (b) Venture Global LNG Inc 9.875% 2/01/32 42,684
150 Verizon Communications Inc 1.750% 1/20/31 118,438
35 Vodafone Group PLC 4.375% 2/19/43 28,624
40 Vodafone Group PLC 4.125% 6/04/81 33,470
10 (b) VZ Secured Financing BV 5.000% 1/15/32 8,423
25 Walmart Inc 1.050% 9/17/26 22,788
50 Walmart Inc 1.800% 9/22/31 40,294
20 Walmart Inc 4.500% 4/15/53 17,404
30 (b) Wand NewCo 3 Inc 7.625% 1/30/32 30,498
55 Warnermedia Holdings Inc 5.050% 3/15/42 44,028
30 (b) WESCO Distribution Inc 7.250% 6/15/28 30,475
25 Williams Cos Inc/The 5.650% 3/15/33 24,800
30 (b) Windsor Holdings III LLC 8.500% 6/15/30 31,246

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 30 (b) XPO Inc 6.250% 6/01/28 $ 29,888
Total Industrial 6,653,651
Utility - 2.9%
80 AEP Transmission Co LLC 5.400% 3/15/53 74,706
80 Ameren Illinois Co 4.950% 6/01/33 76,535
75 American Water Capital Corp 2.300% 6/01/31 60,912
20 Atmos Energy Corp 6.200% 11/15/53 21,229
30 (b) Clearway Energy Operating
LLC
4.750% 3/15/28 28,270
25 CMS Energy Corp 4.750% 6/01/50 22,582
35 Dominion Energy Inc 3.300% 4/15/41 24,970
20 DTE Electric Co 5.400% 4/01/53 19,064
35 Duke Energy Carolinas LLC 4.250% 12/15/41 28,728
55 Exelon Corp 4.050% 4/15/30 50,761
75 Florida Power & Light Co 4.800% 5/15/33 71,414
130 Georgia Power Co 2.650% 9/15/29 113,565
30 Interstate Power and Light Co 3.100% 11/30/51 18,537
45 NiSource Inc 1.700% 2/15/31 35,104
30 NRG Energy Inc 5.750% 1/15/28 29,527
30 (b) Pattern Energy Operations LP /
Pattern Energy Operations Inc
4.500% 8/15/28 26,825
35 PECO Energy Co 2.800% 6/15/50 21,311
35 Public Service Co of Colorado 4.050% 9/15/49 26,199
45 Sempra 4.875% N/A (c) 43,781
30 (b) Talen Energy Supply LLC 8.625% 6/01/30 31,741
30 (b) TerraForm Power Operating
LLC
4.750% 1/15/30 26,740
Total Utility 852,501
Total Corporate Debt
(cost $11,454,342) 11,243,437
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. TREASURY - 15.9%
$ 40 United States Treasury Note/Bond 4.625% 2/28/26 39,691
200 United States Treasury Note/Bond 4.500% 3/31/26 197,992
131 United States Treasury Note/Bond 4.625% 4/30/29 130,498
595 United States Treasury Note/Bond 4.000% 2/15/34 563,391
2,170 United States Treasury Note/Bond 4.500% 2/15/44 2,060,144
1,470 United States Treasury Note/Bond 4.750% 11/15/53 1,462,420
250 United States Treasury Note/Bond 4.250% 2/15/54 228,867
Total U.S. Treasury
(cost $4,988,894) 4,683,003
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 4.4%
Government Agency - 2.4%
$ 200 (b) Corp Nacional del Cobre de
Chile
6.150% 10/24/36 195,799
25 (b) NOVA Chemicals Corp 5.250% 6/01/27 23,518
200 (b) Perusahaan Perseroan Persero
PT Perusahaan Listrik Negara
5.450% 5/21/28 196,758
150 Petrobras Global Finance BV 5.500% 6/10/51 114,963
200 Petroleos Mexicanos 6.700% 2/16/32 163,542
Total Government Agency 694,580

Nuveen Core Plus Bond ETF (NCPB)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
86
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt - 2.0%
$ 225 Angolan Government
International Bond
8.750% 4/14/32 $ 203,243
275 Colombia Government
International Bond
5.000% 6/15/45 189,321
250 (b) Hungary Government
International Bond
2.125% 9/22/31 192,187
Total Sovereign Debt 584,751
Total Government Related
(cost $1,304,294) 1,279,331
Total Long-Term Investments
(cost $29,661,260) 28,897,255
Other Assets & Liabilities, Net - 1.6% 456,177
Net Assets - 100% $ 29,353,432
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Securitized $ – $ 11,691,484 $ – $ 11,691,484
Corporate Debt – 11,243,437 – 11,243,437
U.S. Treasury – 4,683,003 – 4,683,003
Government Related – 1,279,331 – 1,279,331
Total
$ – $ 28,897,255 $ – $ 28,897,255
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $8,455,207 or 29.3% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Preferred and Income ETF (NPFI)
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.0%
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 61.4%
Automobiles & Components - 1.6%
$ 105 General Motors Financial Co Inc 5.700% N/A (b) $ 98,266
146 General Motors Financial Co Inc 5.750% N/A (b) 136,202
251 Total Automobiles & Components 234,468
Banks - 24.7%
41 Bank of America Corp 4.375% 12/30/49 37,602
44 Bank of America Corp 6.300% 9/10/72 43,752
17 Bank of America Corp 6.100% 9/17/72 16,970
25 Bank of America Corp 8.738% 12/01/72 25,090
188 Bank of America Corp 6.250% N/A (b) 187,389
150 Bank of America Corp 6.500% 4/23/73 150,218
59 Citigroup Inc 7.375% 8/15/72 60,498
121 Citigroup Inc 5.950% 11/15/72 120,398
60 Citigroup Inc 6.300% 11/15/72 59,973
85 Citigroup Inc 4.150% N/A (b) 78,029
151 Citigroup Inc 6.250% 2/15/73 150,314
146 Citigroup Inc 7.625% N/A (b) 150,671
74 Citigroup Inc 5.000% 3/12/73 73,300
80 Citizens Financial Group Inc 8.720% 1/06/73 76,999
81 Fifth Third Bancorp 4.500% 9/30/72 77,218
39 Fifth Third Bancorp 8.597% 12/31/72 37,862
188 First Citizens BancShares Inc/NC 9.563% 6/15/72 189,512
10 Goldman Sachs Group Inc/The 4.400% 8/10/72 9,732
135 Huntington Bancshares Inc/OH 5.625% N/A (b) 120,571
375 JPMorgan Chase & Co 6.875% N/A (b) 384,267
98 JPMorgan Chase & Co 3.650% N/A (b) 91,688
130 JPMorgan Chase & Co 5.000% 2/01/73 129,354
72 JPMorgan Chase & Co 6.100% 4/01/73 72,157
77 KeyCorp 5.000% 12/15/72 64,943
83 M&T Bank Corp 9.179% 8/15/72 83,120
17 M&T Bank Corp 3.500% N/A (b) 13,226
22 M&T Bank Corp 5.125% 5/01/73 19,336
160 PNC Financial Services Group Inc/The 6.250% 12/30/49 150,416
36 PNC Financial Services Group Inc/The 6.000% 8/15/70 34,628
49 PNC Financial Services Group Inc/The 8.643% 12/01/72 49,061
30 PNC Financial Services Group Inc/The 3.400% N/A (b) 25,863
20 PNC Financial Services Group Inc/The 6.200% N/A (b) 19,606
30 PNC Financial Services Group Inc/The 5.000% 5/01/73 28,377
155 Regions Financial Corp 5.750% 9/15/72 151,925
41 Truist Financial Corp 8.693% 6/15/72 41,349
64 Truist Financial Corp 4.800% N/A (b) 61,921
141 Truist Financial Corp 5.100% 3/01/73 127,375
153 Wells Fargo & Co 5.875% 6/15/72 151,953
224 Wells Fargo & Co 7.625% N/A (b) 234,222
109 Wells Fargo & Co 3.900% N/A (b) 103,385
3,780 Total Banks 3,704,270
Capital Goods - 3.5%
382 AerCap Holdings NV 5.875% 10/10/79 377,224
161 Air Lease Corp 4.650% N/A (b) 151,747
543 Total Capital Goods 528,971

Nuveen Preferred and Income ETF (NPFI)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
88
Principal
Amount (000) Description (a) Coupon Maturity Value
Energy - 3.1%
$ 85 Enbridge Inc 8.500% 1/15/84 $ 89,679
47 Energy Transfer LP 7.125% 5/15/72 45,125
109 Energy Transfer LP 6.500% N/A (b) 105,768
255 Transcanada Trust 5.600% 3/07/82 223,029
496 Total Energy 463,601
Financial Services - 9.6%
36 Ally Financial Inc 4.700% 8/15/72 30,561
62 Ally Financial Inc 4.700% 8/15/72 47,978
50 American Express Co 3.550% N/A (b) 45,620
76 Bank of New York Mellon Corp/The 4.700% N/A (b) 74,250
105 Capital One Financial Corp 3.950% N/A (b) 90,477
159 Charles Schwab Corp/The 4.000% 6/01/72 146,497
99 Charles Schwab Corp/The 5.375% N/A (b) 97,899
37 Discover Financial Services 6.125% N/A (b) 36,998
15 Discover Financial Services 5.500% 4/30/73 12,551
131 Equitable Holdings Inc 4.950% 12/15/72 127,715
17 Goldman Sachs Group Inc/The 4.125% 5/10/72 15,716
10 Goldman Sachs Group Inc/The 3.800% 11/10/72 9,375
90 Goldman Sachs Group Inc/The 5.300% 11/10/72 88,307
177 Goldman Sachs Group Inc/The 5.500% N/A (b) 175,657
144 Goldman Sachs Group Inc/The 7.500% N/A (b) 149,022
151 State Street Corp 6.700% N/A (b) 151,127
150 Voya Financial Inc 7.758% 3/15/73 152,455
1,509 Total Financial Services 1,452,205
Food, Beverage & Tobacco - 2.4%
450 (c) Land O' Lakes Inc, 144A 7.250% 6/15/72 360,000
450 Total Food, Beverage & Tobacco 360,000
Insurance - 9.3%
69 American International Group Inc 5.750% 4/01/48 66,598
114 AXIS Specialty Finance LLC 4.900% 1/15/40 102,171
226 Enstar Finance LLC 5.500% 1/15/42 213,178
166 Markel Group Inc 6.000% 12/01/72 164,711
104 (c) MetLife Inc, 144A 9.250% 4/08/38 119,621
23 MetLife Inc 5.875% 9/15/72 22,351
46 MetLife Inc 3.850% N/A (b) 43,965
84 PartnerRe Finance B LLC 4.500% 10/01/50 75,998
107 Prudential Financial Inc 3.700% 10/01/50 91,494
125 Prudential Financial Inc 5.125% 3/01/52 115,317
75 Prudential Financial Inc 6.500% 3/15/54 73,894
309 (c) QBE Insurance Group Ltd, 144A 5.875% 11/12/72 305,323
1,448 Total Insurance 1,394,621
Media & Entertainment - 0.2%
38 Paramount Global 6.375% 3/30/62 35,145
38 Total Media & Entertainment 35,145
Telecommunication Services - 0.9%
73 Vodafone Group PLC 7.000% 4/04/79 74,067
70 Vodafone Group PLC 4.125% 6/04/81 58,573
143 Total Telecommunication Services 132,640
Utilities - 6.1%
86 American Electric Power Co Inc 3.875% 2/15/62 76,794
50 Edison International 5.000% 12/30/49 46,985
94 Edison International 5.375% 9/15/72 90,052
308 Emera Inc 6.750% 6/15/76 304,488

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities (continued)
$ 84 Sempra 4.125% 4/01/52 $ 75,958
115 Sempra 4.875% 10/15/72 111,884
102 Southern Co/The 4.000% 1/15/51 97,300
100 (c) Vistra Corp, 144A 8.000% 12/30/49 101,035
19 (c) Vistra Corp, 144A 7.000% N/A (b) 18,768
958 Total Utilities 923,264
Total $1,000 Par (or similar) Institutional Preferred
(cost $9,270,478) 9,229,185
Principal
Amount (000) Description (a) Coupon Maturity Value
CONTINGENT CAPITAL SECURITIES - 33.3%
Banks - 28.1%
356 Banco Bilbao Vizcaya Argentaria SA 9.375% 12/19/72 373,877
200 Banco Santander SA 4.750% 8/12/72 171,080
402 Barclays PLC 8.000% 12/30/49 395,308
291 (c) BNP Paribas SA, 144A 8.500% 12/30/49 300,855
283 (c) BNP Paribas SA, 144A 9.250% 5/17/72 299,806
257 (c) Credit Agricole SA, 144A 8.125% 3/23/73 260,213
218 HSBC Holdings PLC 8.000% 12/30/49 225,004
227 HSBC Holdings PLC 6.375% 9/30/72 224,305
222 HSBC Holdings PLC 6.000% 11/22/72 211,206
388 ING Groep NV 7.500% 5/16/72 379,270
306 Lloyds Banking Group PLC 7.500% 12/27/72 302,909
297 NatWest Group PLC 6.000% 9/30/72 288,658
377 (c) Societe Generale SA, 144A 9.375% 5/22/72 383,716
200 (c) Standard Chartered PLC, 144A 7.750% 12/30/49 198,713
203 UniCredit SpA 8.000% 6/03/72 203,081
4,227 Total Banks 4,218,001
Financial Services - 5.2%
200 Deutsche Bank AG 6.000% 4/30/73 185,569
543 (c) UBS Group AG, 144A 9.250% N/A (b) 595,935
743 Total Financial Services 781,504
Total Contingent Capital Securities
(cost $5,014,560) 4,999,505
Principal
Amount (000) Description (a) Coupon Maturity Value
CORPORATE BONDS - 3.3%
Energy - 1.2%
47 Enbridge Inc 6.000% 1/15/77 44,461
48 Enbridge Inc 5.750% 7/15/80 43,976
89 Enbridge Inc 7.625% 1/15/83 88,609
184 Total Energy 177,046
Financial Services - 0.7%
100 Goldman Sachs Group Inc/The 7.500% 12/30/49 101,088
100 Total Financial Services 101,088

Nuveen Preferred and Income ETF (NPFI)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
90
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
Principal
Amount (000) Description (a) Coupon Maturity Value
Insurance - 1.4%
$ 222 Assurant Inc 7.000% 3/27/48 $ 221,013
222 Total Insurance 221,013
Total Corporate Bonds
(cost $508,123) 499,147
Total Long-Term Investments
(cost $14,793,161) 14,727,837
Other Assets & Liabilities, Net - 2.0% 293,391
Net Assets - 100% $ 15,021,228
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 9,229,185 $ – $ 9,229,185
Contingent Capital Securities – 4,999,505 – 4,999,505
Corporate Bonds – 499,147 – 499,147
Total $ – $ 14,727,837 $ – $ 14,727,837
a
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,943,985 or 20.0% of Total Investments.

Nuveen Sustainable Core ETF (NSCR)
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.9%
X –
COMMON STOCKS - 98.9%
Communication Services
- 9.0%
756 (b) Alphabet Inc, Class A $ 123,061
672 (b) Alphabet Inc, Class C 110,638
399 Meta Platforms Inc 171,638
609 Walt Disney Co/The 67,660
Total Communication Services 472,997
Consumer Discretionary
- 7.4%
1,302 (b) Amazon.com Inc 227,850
1,890 BorgWarner Inc 61,935
441 Lowe's Cos Inc 100,544
Total Consumer Discretionary 390,329
Consumer Staples - 2.7%
525 Bunge Global SA 53,424
42 Costco Wholesale Corp 30,362
357 Target Corp 57,470
Total Consumer Staples 141,256
Energy - 6.7%
567 Chevron Corp 91,440
378 EOG Resources Inc 49,945
903 Exxon Mobil Corp 106,798
1,911 Marathon Oil Corp 51,310
294 Marathon Petroleum Corp 53,426
Total Energy 352,919
Financials - 14.9%
315 American Express Co 73,719
315 Ameriprise Financial Inc 129,714
399 Apollo Global Management Inc 43,244
336 Ares Management Corp, Class
A
44,718
1,911 Bank of New York Mellon Corp/
The
107,952
420 Chubb Ltd 104,429
378 (b) Fiserv Inc 57,709
441 KKR & Co Inc 41,044
189 Mastercard Inc, Class A 85,277
357 Visa Inc, Class A 95,894
Total Financials 783,700
Health Care - 18.6%
672 Abbott Laboratories 71,212
231 Becton Dickinson & Co 54,192
1,407 Bristol-Myers Squibb Co 61,823
945 Cardinal Health Inc 97,373
630 (b) Centene Corp 46,028
315 Cigna Group/The 112,468
126 Elevance Health Inc 66,601
147 Eli Lilly & Co 114,822
378 Laboratory Corp of America
Holdings
76,118
1,302 Merck & Co Inc 168,244

Nuveen Sustainable Core ETF (NSCR)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
92
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares Description (a) Value
Health Care (continued)
231 UnitedHealth Group Inc $ 111,735
Total Health Care 980,616
Industrials - 6.3%
420 Dover Corp 75,306
210 Ferguson PLC 44,079
315 Honeywell International Inc 60,710
189 Hubbell Inc 70,028
504 Westinghouse Air Brake
Technologies Corp
81,185
Total Industrials 331,308
Information Technology
- 25.9%
1,344 Apple Inc 228,924
273 Applied Materials Inc 54,232
147 (b) Arista Networks Inc 37,714
42 Broadcom Inc 54,611
84 Lam Research Corp 75,130
1,008 Microsoft Corp 392,445
315 NVIDIA Corp 272,166
483 Oracle Corp 54,941
168 (b) Palo Alto Networks Inc 48,870
546 QUALCOMM Inc 90,554
210 Salesforce Inc 56,477
Total Information Technology 1,366,064
Materials - 2.3%
903 Corteva Inc 48,880
168 Linde PLC 74,081
Total Materials 122,961
Real Estate - 2.8%
777 Simon Property Group Inc 109,192
336 Sun Communities Inc 37,403
Total Real Estate 146,595
Utilities - 2.3%
651 American Electric Power Co Inc 56,005
1,008 NextEra Energy Inc 67,506
Total Utilities 123,511
Total Common Stocks
(cost $5,219,990) 5,212,256
Total Long-Term Investments
(cost $5,219,990) 5,212,256
Other Assets & Liabilities, Net - 1.1% 55,680
Net Assets - 100% $ 5,267,936

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purpos-
es of this report, which may combine industry sub-classifications into sectors for reporting ease.
Sustainable Core
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,212,256 $ – $ – $ 5,212,256
Total $ 5,212,256 $ – $ – $ 5,212,256
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Ultra Short Income ETF (NUSB)
Portfolio of Investments April 30, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 66.2%
X –
CORPORATE DEBT - 43.6%
Financials - 18.9%
$ 100 Aetna Inc 3.500% 11/15/24 $ 98,784
100 Air Lease Corp 2.300% 2/01/25 97,181
150 American Express Co 6.093% 4/23/27 150,226
200 Bank of America Corp 3.384% 4/02/26 195,450
100 Bank of New York Mellon Corp/
The
4.947% 4/26/27 98,966
150 Canadian Imperial Bank of
Commerce
5.144% 4/28/25 149,250
250 (b) Citibank NA 5.935% 4/30/26 250,402
100 Citigroup Inc 5.610% 9/29/26 99,780
100 Corebridge Financial Inc 3.500% 4/04/25 97,898
150 Goldman Sachs Group Inc/The 3.850% 7/08/24 149,465
100 Goldman Sachs Group Inc/The 5.798% 8/10/26 99,938
150 (b) JPMorgan Chase & Co 5.888% 6/01/25 150,030
100 JPMorgan Chase & Co 6.070% 10/22/27 101,176
200 (c) Massachusetts Mutual Life
Insurance Co
6.126% 4/09/27 200,414
150 Mid-America Apartments LP 3.750% 6/15/24 149,575
100 Morgan Stanley 5.050% 1/28/27 99,006
150 (b),(c) New York Life Global Funding 6.034% 4/02/27 150,370
100 (b),(c) Pacific Life Global Funding II 6.213% 6/16/25 100,597
100 State Street Corp 5.104% 5/18/26 99,363
100 Truist Bank 1.500% 3/10/25 96,497
100 UnitedHealth Group Inc 3.750% 7/15/25 98,049
150 Wells Fargo & Co 2.406% 10/30/25 147,426
100 Wells Fargo Bank NA 4.811% 1/15/26 98,883
100 Welltower OP LLC 4.000% 6/01/25 98,077
Total Financials 3,076,803
Industrial - 22.3%
100 AbbVie Inc 3.600% 5/14/25 98,102
100 (b) American Honda Finance Corp 5.899% 2/12/25 100,116
100 American Tower Corp 2.400% 3/15/25 96,990
100 Amgen Inc 5.250% 3/02/25 99,610
100 AT&T Inc 5.539% 2/20/26 99,723
100 BAT Capital Corp 2.789% 9/06/24 98,895
100 Becton Dickinson & Co 3.734% 12/15/24 98,682
150 (b),(c) BMW US Capital LLC 5.906% 4/02/26 150,416
100 Canadian Pacific Railway Co 1.350% 12/02/24 97,525
100 Carrier Global Corp 2.242% 2/15/25 97,289
100 Caterpillar Financial Services
Corp
4.350% 5/15/26 98,279
100 Chevron Corp 1.554% 5/11/25 96,181
100 Cigna Group/The 5.685% 3/15/26 99,880
100 CVS Health Corp 2.625% 8/15/24 99,073
150 (b),(c) Daimler Truck Finance North
America LLC
6.095% 12/13/24 150,351
100 Enterprise Products Operating
LLC
3.750% 2/15/25 98,585
100 Fiserv Inc 2.750% 7/01/24 99,473
100 General Motors Financial Co
Inc
3.800% 4/07/25 98,116
100 Honeywell International Inc 1.350% 6/01/25 95,845
100 Intel Corp 4.875% 2/10/26 99,102

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 100 John Deere Capital Corp 4.800% 1/09/26 $ 99,333
100 Lowe's Cos Inc 4.400% 9/08/25 98,575
100 Marathon Petroleum Corp 4.700% 5/01/25 98,986
100 McCormick & Co Inc/MD 3.150% 8/15/24 99,215
100 Microsoft Corp 3.125% 11/03/25 97,011
100 Oracle Corp 2.500% 4/01/25 97,079
100 PepsiCo Inc 2.250% 3/19/25 97,275
100 Pfizer Inc 0.800% 5/28/25 95,294
100 Philip Morris International Inc 1.500% 5/01/25 96,107
100 Republic Services Inc 2.500% 8/15/24 99,049
100 Target Corp 2.250% 4/15/25 97,057
100 Thermo Fisher Scientific Inc 1.215% 10/18/24 98,032
100 Verizon Communications Inc 3.376% 2/15/25 98,228
100 Visa Inc 3.150% 12/14/25 96,877
100 Walmart Inc 3.900% 9/09/25 98,302
100 Walt Disney Co/The 3.350% 3/24/25 98,087
Total Industrial 3,636,740
Utility - 2.4%
100 Entergy Louisiana LLC 0.950% 10/01/24 98,037
100 NextEra Energy Capital
Holdings Inc
6.051% 3/01/25 100,198
100 NextEra Energy Capital
Holdings Inc
4.950% 1/29/26 99,101
100 Public Service Electric and Gas
Co
3.150% 8/15/24 99,224
Total Utility 396,560
Total Corporate Debt
(cost $7,127,571) 7,110,103
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 12.1%
$ 100 American Express Credit Account Master Trust 2022 2 3.390% 5/17/27 97,850
100 Capital One Multi-Asset Execution Trust 2.800% 3/15/27 97,652
150 CarMax Auto Owner Trust 2024 2 0.000% 5/17/27 150,130
100 (c) Citizens Auto Receivables Trust 2024-1 2024 1 5.930% 10/15/26 100,130
54 COMM 2015-CCRE25 Mortgage Trust 2015 CR25 3.537% 8/10/48 53,198
100 Discover Card Execution Note Trust 3.320% 5/15/27 97,756
100 Ford Credit Auto Owner Trust 2024-A 2024 A 0.000% 1/15/27 100,037
150 GM Financial Consumer Automobile Receivables Trust
2024-2 2024 2
0.000% 3/16/27 150,059
100 Hyundai Auto Receivables Trust 2024-A 2024 A 5.750% 4/15/27 100,083
100 John Deere Owner Trust 2024 2024 A 5.700% 2/16/27 100,034
84 (c) MHC Commercial Mortgage Trust 2021-MHC 2021 MHC 6.236% 4/15/38 83,429
65 Morgan Stanley Capital I Trust 2015-MS1 2015 MS1 3.779% 5/15/48 63,232
100 (c) Tesla Auto Lease Trust 2024-A 2024 A 5.830% 6/22/26 100,045
89 (c) UNITED STATES 2023 2A 5.910% 11/23/26 89,009
100 Verizon Master Trust 2024 1 5.980% 12/20/28 100,283
150 Volkswagen Auto Lease Trust 2024 A 0.000% 12/21/26 150,158
89 Wells Fargo Commercial Mortgage Trust 2015-NXS1 2015
NXS1
3.148% 5/15/48 86,537
100 World Omni Auto Receivables Tr 2023 D 5.910% 2/16/27 100,207
150 World Omni Automobile Lease Securitization Trust 2024
2024 A
0.000% 2/16/27 150,094
Total Securitized
(cost $1,969,577) 1,969,923

Nuveen Ultra Short Income ETF (NUSB)
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)
96
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 9.9%
Government Agency - 9.9%
$ 75 Federal Farm Credit Banks
Funding Corp
1.170% 6/23/25 $ 71,669
300 Federal Home Loan Banks 5.585% 9/27/24 300,000
450 Federal Home Loan Banks 1.000% 11/08/24 439,892
300 Federal Home Loan Banks 1.200% 12/23/24 292,383
50 Federal Home Loan Banks 1.300% 9/28/25 47,147
75 Federal Home Loan Banks 1.375% 9/30/25 71,093
400 Federal Home Loan Banks 1.500% 9/30/25 390,173
Total Government Agency 1,612,357
Total Government Related
(cost $1,612,349) 1,612,357
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 0.6%
Materials - 0.6%
$ 100 Sherwin-Williams Co/The 4.050% 8/08/24 99,536
Total Materials 99,536
Total Corporate Bonds
(cost $99,595) 99,536
Total Long-Term Investments
(cost $10,809,092) 10,791,919
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 34.5%
X –
COMMERCIAL PAPER - 19.2%
100,000 American Honda Finance Corp 0.000% 6/06/24 99,429
250,000 Archer-Daniels-Midland Co, 144A 0.000% 5/13/24 249,507
100,000 Atlantic Asset Securitization LLC, 144A 0.000% 6/05/24 99,461
200,000 Banco Santander SA 0.000% 5/07/24 199,790
250,000 Barton Capital SA, 144A 0.000% 6/12/24 248,389
250,000 CABOT TRAIL FUNDING LLC 0.000% 6/05/24 248,646
250,000 GTA FUNDING LLC 0.000% 6/25/24 247,908
100,000 ING US Funding LLC 0.000% 8/20/24 98,317
250,000 L3Harris Technologies Inc 0.000% 6/03/24 248,693
100,000 La Fayette Asset Securitization LLC, 144A 0.000% 9/05/24 98,077
250,000 Liberty Street Funding LLC, 144A 0.000% 6/17/24 248,209
250,000 Magna International Inc 5.550% 6/04/24 248,655
200,000 Sheffield Receivables Co LLC, 144A 0.000% 6/06/24 198,894
100,000 Swedbank AB 0.000% 6/11/24 99,384
250,000 Verizon Communications Inc, 144A 0.000% 6/24/24 247,866
250,000 Walt Disney Co/The 0.000% 6/13/24 248,336
Total Commercial Paper
(cost $3,130,760) 3,129,561
Principal
Amount (000) Description (a) Coupon Maturity Value
–
U.S. TREASURY - 13.5%
$ 850 United States Treasury Bill 0.000% 6/06/24 845,510
400 United States Treasury Bill 0.000% 7/02/24 396,366
1,000 United States Treasury Bill 0.000% 3/20/25 955,062
Total U.S. Treasury
(cost $2,200,245) 2,196,938

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CERTIFICATE OF DEPOSIT - 1.8%
100,000 BNP Paribas/New York NY 5.340% 10/08/24 $ 99,911
100,000 HSBC Bank USA NA 5.980% 9/25/24 100,114
100,000 Toronto-Dominion Bank/NY 5.800% 5/16/24 100,008
Total Certificate of Deposit
(cost $300,213) 300,033
Total Short-Term Investments
(cost $5,631,218) 5,626,532
Total Investments (cost $ 16,440,310 ) - 100 .7% 16,418,451
Other Assets & Liabilities, Net - (0.7)% (106,499)
Net Assets - 100% $ 16,311,952
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 7,110,103 $ – $ 7,110,103
Securitized – 1,969,923 – 1,969,923
Government Related – 1,612,357 – 1,612,357
Corporate Bonds – 99,536 – 99,536
Short-Term Investments:
Commercial Paper – 3,129,561 – 3,129,561
U.S. Treasury – 2,196,938 – 2,196,938
Certificate of Deposit – 300,033 – 300,033
Total
$ – $ 16,418,451 $ – $ 16,418,451
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,515,164 or 15.3% of Total Investments.